UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Capital & Income Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	3.7	3.2
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.0	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7	1.6
Citigroup, Inc.	1.5	1.6
SFR Group SA	1.4	2.6
	10.3

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	11.0	11.1
Energy	10.7	10.3
Banks & Thrifts	10.2	9.3
Telecommunications	10.2	13.0
Healthcare	5.2	6.3

Quality Diversification (% of fund's net assets)

As of October 31, 2017
AAA,AA,A	0.1%
BBB	3.9%
BB	20.9%
B	28.8%
CCC,CC,C	11.2%
Not Rated	3.6%
Equities	22.2%
Short-Term Investments and Net Other Assets	9.3%

As of April 30, 2017
AAA,AA,A	0.1%
BBB	3.6%
BB	21.9%
B	28.7%
CCC,CC,C	13.6%
Not Rated	2.6%
Equities	21.6%
Short-Term Investments and Net Other Assets	7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Nonconvertible Bonds	59.7%
Common Stocks	22.2%
Bank Loan Obligations	2.6%
Other Investments	6.2%
Short-Term Investments and Net Other Assets (Liabilities)	9.3%

 * Foreign investments - 19.1%

As of April 30, 2017*
Nonconvertible Bonds	63.1%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	21.5%
Bank Loan Obligations	1.8%
Other Investments	5.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 18.3%

Investments October 31, 2017

Showing Percentage of Net Assets

Corporate Bonds - 59.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (a)	$2,599	$1,572
Nonconvertible Bonds - 59.7%
Aerospace - 0.7%
DAE Funding LLC:
4% 8/1/20 (b)	6,960	7,064
4.5% 8/1/22 (b)	8,695	8,815
5% 8/1/24 (b)	11,980	12,235
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	10,820	11,720
KLX, Inc. 5.875% 12/1/22 (b)	27,955	29,248
TransDigm, Inc. 6.375% 6/15/26	10,825	11,014
		80,096
Air Transportation - 0.4%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (b)	2,519	2,650
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,459
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	979	1,036
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	6,887	7,851
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	4,010	4,110
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,524	1,525
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	8,715	10,075
Series 2012-2 Class B, 6.75% 6/3/21	2,879	3,161
Series 2013-1 Class B, 5.375% 11/15/21	3,875	4,112
XPO Logistics, Inc. 6.125% 9/1/23 (b)	8,900	9,367
		47,346
Automotive & Auto Parts - 0.7%
Allison Transmission, Inc. 5% 10/1/24 (b)	11,405	11,890
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	5,465	5,704
Delphi Jersey Holdings PLC 5% 10/1/25 (b)	13,220	13,319
Exide Technologies 11% 4/30/22 pay-in-kind (a)(b)(c)	2,541	2,160
LKQ Corp. 4.75% 5/15/23	2,190	2,250
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,822
Tenneco, Inc. 5% 7/15/26	8,345	8,572
Tesla, Inc. 5.3% 8/15/25 (b)	30,260	29,201
		81,918
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	23,109
4.625% 3/30/25	37,190	39,561
5.125% 9/30/24	85,095	93,179
8% 11/1/31	20,638	27,242
8% 11/1/31	198,609	262,658
		445,749
Broadcasting - 1.1%
AMC Networks, Inc.:
4.75% 12/15/22	5,930	6,086
4.75% 8/1/25	12,105	12,090
CBS Radio, Inc. 7.25% 11/1/24 (b)	7,525	7,873
Clear Channel Communications, Inc.:
9% 3/1/21	4,490	3,227
11.25% 3/1/21	34,705	24,901
14% 2/1/21 pay-in-kind (a)	12,143	1,214
iHeartCommunications, Inc.:
10.625% 3/15/23	29,269	21,001
11.25% 3/1/21 (b)	11,660	8,279
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)	4,925	5,048
5% 8/1/27 (b)	12,085	12,191
5.375% 4/15/25 (b)	12,000	12,645
5.375% 7/15/26 (b)	11,315	11,923
Tegna, Inc. 5.5% 9/15/24 (b)	8,440	8,841
		135,319
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)	1,205	1,237
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	5,095	5,159
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,950
USG Corp. 4.875% 6/1/27 (b)	3,170	3,289
		15,635
Cable/Satellite TV - 2.6%
Altice SA 7.625% 2/15/25 (b)	30,480	33,071
Altice U.S. Finance SA 5.5% 5/15/26 (b)	11,375	11,830
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)	30,300	30,073
5.125% 2/15/23	30,665	31,662
5.125% 5/1/23 (b)	14,050	14,647
5.125% 5/1/27 (b)	50,315	50,818
5.375% 5/1/25 (b)	14,050	14,577
5.5% 5/1/26 (b)	17,605	18,045
5.75% 9/1/23	9,495	9,839
5.75% 1/15/24	11,275	11,712
5.75% 2/15/26 (b)	20,340	21,265
Lynx II Corp. 6.375% 4/15/23 (b)	3,545	3,696
Videotron Ltd. 5.125% 4/15/27 (b)	12,060	12,678
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,608
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(b)	2,757	2,757
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,175	1,209
6% 1/15/27 (b)	11,435	11,635
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	22,875	23,333
		313,455
Capital Goods - 0.2%
AECOM 5.125% 3/15/27	11,885	12,227
BCD Acquisition, Inc. 9.625% 9/15/23 (b)	17,085	18,665
		30,892
Chemicals - 2.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	11,120
5.15% 3/15/34	12,120	12,090
5.375% 3/15/44	12,110	11,626
Hexion, Inc. 10.375% 2/1/22 (b)	4,420	4,166
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)	7,250	8,229
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	88,525
4.69% 4/24/22	28,622	29,481
10% 10/15/20 (c)(d)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)(d)	85,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	15,135	15,419
5.25% 6/1/27 (b)	12,980	13,240
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	4,160	4,233
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)	10,570	10,953
10.375% 5/1/21 (b)	3,490	3,787
The Chemours Co. LLC 5.375% 5/15/27	5,000	5,338
TPC Group, Inc. 8.75% 12/15/20 (b)	14,165	13,846
Tronox Finance PLC 5.75% 10/1/25 (b)	5,510	5,751
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	4,170	4,420
Versum Materials, Inc. 5.5% 9/30/24 (b)	5,910	6,294
		248,518
Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	7,330	7,697
First Quality Finance Co., Inc. 5% 7/1/25 (b)	9,675	9,948
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (b)	1,955	1,879
Revlon Consumer Products Corp. 5.75% 2/15/21 (a)	29,740	25,502
Spectrum Brands Holdings, Inc. 5.75% 7/15/25	11,680	12,406
		57,432
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	11,410	11,724
6% 6/30/21 (b)	7,260	7,469
6% 2/15/25 (b)	19,450	20,641
7.25% 5/15/24 (b)	20,265	22,266
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,693
7.5% 12/15/96	12,871	13,354
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	3,540	3,610
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	22,890	23,831
7% 7/15/24 (b)	6,635	7,083
Sealed Air Corp. 5.25% 4/1/23 (b)	5,010	5,386
		121,057
Diversified Financial Services - 4.1%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	11,400	11,728
Aircastle Ltd.:
5% 4/1/23	6,445	6,816
5.5% 2/15/22	10,600	11,395
Ascend Learning LLC 6.875% 8/1/25 (b)	4,115	4,310
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	5,072
CIT Group, Inc.:
5% 8/15/22	14,266	15,336
5.375% 5/15/20	1,403	1,505
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (a)(b)	5,525	5,698
FLY Leasing Ltd. 5.25% 10/15/24	9,470	9,511
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	7,120	7,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	70,330	72,660
6% 8/1/20	20,090	20,718
6.25% 2/1/22	8,385	8,762
6.75% 2/1/24	10,075	10,667
MSCI, Inc.:
5.25% 11/15/24 (b)	6,725	7,112
5.75% 8/15/25 (b)	7,185	7,760
Navient Corp.:
5.875% 10/25/24	28,294	28,718
6.5% 6/15/22	27,055	28,712
7.25% 9/25/23	5,688	6,161
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)	61,805	68,492
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	10,425	10,243
SLM Corp.:
5.5% 1/25/23	44,765	45,325
6.125% 3/25/24	15,595	16,004
7.25% 1/25/22	27,370	29,696
Springleaf Financial Corp.:
6.125% 5/15/22	9,080	9,579
7.75% 10/1/21	1,715	1,927
8.25% 12/15/20	8,550	9,640
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	10,265	10,855
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(b)	17,485	19,102
		491,247
Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (b)	9,080	9,806
Liberty Media Corp.:
8.25% 2/1/30	12,298	13,528
8.5% 7/15/29	7,900	8,809
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	6,170	6,355
Quebecor Media, Inc. 5.75% 1/15/23	15,820	17,165
WMG Acquisition Corp. 5.625% 4/15/22 (b)	2,152	2,233
		57,896
Energy - 8.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,948
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)	18,325	21,257
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	4,420	4,597
Antero Resources Corp.:
5.125% 12/1/22	840	863
5.625% 6/1/23 (Reg. S)	10,850	11,365
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,983
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,254
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,530
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)	12,490	12,880
5.875% 3/31/25	14,620	15,826
7% 6/30/24	13,100	14,950
Chesapeake Energy Corp.:
8% 12/15/22 (b)	16,717	17,986
8% 1/15/25 (b)	6,650	6,567
Citgo Holding, Inc. 10.75% 2/15/20 (b)	50,085	54,092
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,465	4,041
Concho Resources, Inc. 4.375% 1/15/25	11,660	12,303
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (a)(b)(e)	3,025	3,018
6.875% 6/15/25 (b)	6,050	6,398
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	8,985	9,221
6.25% 4/1/23	9,260	9,630
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,547
Denbury Resources, Inc.:
4.625% 7/15/23	11,210	6,362
5.5% 5/1/22	18,370	11,527
6.375% 8/15/21	15,820	10,837
9% 5/15/21 (b)	12,180	11,906
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	10,104
5.375% 5/31/25	5,155	5,355
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (c)(d)	14,075	0
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	10,660	11,046
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,739
Ensco PLC:
4.5% 10/1/24	12,210	10,012
5.2% 3/15/25	7,540	6,352
5.75% 10/1/44	10,983	7,496
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	6,315	6,441
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	3,868
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	11,280	11,872
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	8,025
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)	7,165	7,631
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,835
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,727
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,870
5.75% 10/1/25 (b)	11,285	11,553
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	7,145	7,484
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	5,341
Jonah Energy LLC 7.25% 10/15/25 (b)	12,095	12,095
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	7,195	5,126
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	9,390	9,777
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	6,392
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,823
5.625% 7/1/24	1,550	1,676
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	8,025	8,105
4.5% 9/15/27 (b)	5,580	5,615
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,920	11,294
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	2,995	3,081
4.875% 8/15/27 (b)	3,000	3,105
Noble Holding International Ltd.:
4.625% 3/1/21	1,124	1,040
6.2% 8/1/40	4,305	2,906
7.7% 4/1/25 (a)	9,635	8,382
8.7% 4/1/45 (a)	2,130	1,704
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	7,215	7,287
5.625% 10/15/27 (b)	5,885	6,073
6.25% 6/1/24 (b)	8,115	8,602
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	33,904
7.25% 6/15/25 (b)	12,115	12,524
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,751
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,711
Peabody Securities Finance Corp.:
6% 3/31/22 (b)	9,600	9,888
6.375% 3/31/25 (b)	10,460	10,787
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,215
Range Resources Corp. 5% 3/15/23	18,145	17,963
RSP Permian, Inc.:
5.25% 1/15/25 (b)	4,360	4,436
6.625% 10/1/22	4,715	4,957
Sabine Pass Liquefaction LLC:
5% 3/15/27	17,145	18,445
5.875% 6/30/26	17,145	19,395
SemGroup Corp.:
6.375% 3/15/25 (b)	5,990	5,900
7.25% 3/15/26 (b)	11,220	11,416
SESI LLC 7.75% 9/15/24 (b)	7,245	7,499
SM Energy Co.:
5.625% 6/1/25	5,480	5,329
6.75% 9/15/26	4,550	4,669
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	30,189
8% 3/1/32	12,475	17,005
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	7,037
Southwestern Energy Co.:
4.1% 3/15/22	17,110	16,811
7.5% 4/1/26	9,070	9,410
7.75% 10/1/27	8,135	8,460
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	8,532
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	16,355	17,132
6.375% 4/1/23	7,815	8,303
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (b)	12,180	12,210
5.125% 2/1/25	5,750	5,923
5.375% 2/1/27	5,750	5,973
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	12,219
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,908
TerraForm Power Operating LLC:
6.375% 2/1/23 (a)(b)	30,835	32,300
6.625% 6/15/25 (a)(b)	7,915	8,588
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	2,890	2,984
6.375% 5/1/24	4,570	5,004
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)	4,720	4,590
Ultra Resources, Inc.:
6.875% 4/15/22 (b)	9,060	9,151
7.125% 4/15/25 (b)	6,040	6,025
Unit Corp. 6.625% 5/15/21	2,202	2,210
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,758
6% 1/15/22	21,830	22,730
		1,022,963
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,457
5.625% 2/15/24	2,570	2,705
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	4,097
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	23,247	23,247
		32,506
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	10,546
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)	4,700	4,759
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,794
5.875% 7/1/25	3,205	3,173
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)	9,525	9,620
		35,892
Food & Drug Retail - 0.4%
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	24,122	22,011
9.375% 9/15/18 pay-in-kind (a)(b)	15,975	4,473
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)	16,350	16,795
		43,279
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,787
ESAL GmbH 6.25% 2/5/23 (b)	28,980	27,893
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)	3,220	3,292
JBS Investments GmbH 7.25% 4/3/24 (b)	37,820	37,347
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	20,055	19,453
5.875% 7/15/24 (b)	6,030	5,924
7.25% 6/1/21 (b)	7,350	7,493
8.25% 2/1/20 (b)	7,110	7,172
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	8,005
4.875% 11/1/26 (b)	7,740	8,137
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)	17,930	18,983
5.875% 9/30/27 (b)	7,010	7,290
Post Holdings, Inc.:
5% 8/15/26 (b)	17,030	17,115
5.5% 3/1/25 (b)	10,085	10,514
5.75% 3/1/27 (b)	7,710	8,009
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,280
		201,694
Gaming - 1.0%
Eldorado Resorts, Inc. 6% 4/1/25	12,270	12,945
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	2,820	3,046
MCE Finance Ltd. 4.875% 6/6/25 (b)	4,695	4,738
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	7,312
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	2,295	2,375
Scientific Games Corp.:
5% 10/15/25 (b)	3,490	3,542
10% 12/1/22	22,999	25,441
Station Casinos LLC 5% 10/1/25 (b)	12,105	12,120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	27,670	28,258
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	8,815	8,959
5.5% 10/1/27 (b)	9,080	9,200
		117,936
Healthcare - 4.7%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	6,045	6,151
AmSurg Corp. 5.625% 7/15/22	6,995	7,117
Catalent Pharma Solutions 4.875% 1/15/26 (b)	4,000	4,060
Community Health Systems, Inc.:
6.25% 3/31/23	26,630	25,631
6.875% 2/1/22	70,615	51,108
7.125% 7/15/20	14,580	12,648
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)	4,033	4,446
Envision Healthcare Corp. 6.25% 12/1/24 (b)	11,515	11,961
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,968
5.25% 6/15/26	14,055	14,951
5.375% 2/1/25	22,530	23,234
5.875% 5/1/23	33,560	35,951
5.875% 2/15/26	29,610	31,128
7.5% 2/15/22	10,725	12,173
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,569
5.75% 11/1/24	22,135	22,661
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)	5,715	6,015
Hologic, Inc. 5.25% 7/15/22 (b)	12,345	12,885
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)	11,285	11,779
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	6,095	6,560
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	13,310	13,676
5.25% 8/1/26	4,030	4,196
Quintiles Transnational Corp. 4.875% 5/15/23 (b)	8,705	9,053
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)	12,857	13,500
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	5,106
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)	6,055	5,957
6.75% 6/15/23	13,245	12,434
6.875% 11/15/31	23,140	19,553
7.5% 1/1/22 (b)	6,590	6,936
8.125% 4/1/22	14,975	15,050
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)	17,340	15,953
THC Escrow Corp. III:
5.125% 5/1/25 (b)	6,055	5,896
7% 8/1/25 (b)	12,115	11,100
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)	11,285	11,539
5.875% 5/15/23 (b)	42,000	35,490
6.5% 3/15/22 (b)	11,985	12,704
6.75% 8/15/21 (b)	2,029	1,966
7% 3/15/24 (b)	17,980	19,463
Vizient, Inc. 10.375% 3/1/24 (b)	12,515	14,267
Wellcare Health Plans, Inc. 5.25% 4/1/25	9,245	9,730
		563,565
Homebuilders/Real Estate - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	6,475	6,758
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	5,010	5,116
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	13,080
Mattamy Group Corp. 6.875% 12/15/23 (b)	8,755	9,193
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)	12,020	4,568
5.25% 6/27/29 (b)	10,987	4,065
7.125% 6/26/42 (b)	5,370	2,027
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	3,545	3,678
6.125% 4/1/25 (b)	3,545	3,687
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	14,750	15,063
5.875% 4/15/23 (b)	8,405	8,999
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	25,137
5.625% 1/15/24	3,075	3,371
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,850
5.875% 6/15/24	16,130	17,461
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)	6,060	6,143
William Lyon Homes, Inc. 5.875% 1/31/25	7,125	7,268
		142,464
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,361
FelCor Lodging LP 6% 6/1/25	10,935	11,782
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,537
4.875% 4/1/27	8,435	8,857
Playa Resorts Holding BV 8% 8/15/20 (b)	8,279	8,569
		51,106
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	28,500	30,353
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	22,620	23,544
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)	12,080	12,533
		66,430
Leisure - 0.8%
24 Hour Holdings III LLC 8% 6/1/22 (b)	4,530	4,190
Carlson Travel, Inc. 6.75% 12/15/23 (b)	4,355	4,311
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)	6,830	7,214
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	7,365	7,862
Silversea Cruises 7.25% 2/1/25 (b)	4,765	5,110
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	14,040	14,444
5.5% 4/15/27 (b)	7,460	7,786
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	7,565	7,934
7.25% 11/30/21 (b)	19,685	21,065
Viking Cruises Ltd. 5.875% 9/15/27 (b)	11,595	11,682
		91,598
Metals/Mining - 1.7%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)	7,705	8,564
7% 9/30/26 (b)	6,385	7,279
Aleris International, Inc. 6% 6/1/20 (b)(c)	151	151
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	3,500	3,658
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	13,590	14,100
7.25% 5/15/22 (b)	7,715	8,062
7.25% 4/1/23 (b)	11,390	12,045
7.5% 4/1/25 (b)	15,025	15,908
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	7,950	8,109
5.125% 5/15/24 (b)	9,780	10,061
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	5,633
3.875% 3/15/23	17,075	16,798
5.4% 11/14/34	5,430	5,294
5.45% 3/15/43	35,380	33,257
6.75% 2/1/22	16,510	17,170
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	7,283
Lundin Mining Corp.:
7.5% 11/1/20 (b)	3,930	4,088
7.875% 11/1/22 (b)	570	617
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(c)(d)	41	0
Murray Energy Corp. 11.25% 4/15/21 (b)	14,540	7,997
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)(b)	3,255	3,361
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	10,260
		199,695
Paper - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	4,269
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	5,230	5,407
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (a)(c)(d)(e)	6,337	0
11.375% 12/31/2114 (c)(d)	12,558	0
Xerium Technologies, Inc. 9.5% 8/15/21	17,025	17,488
		27,164
Publishing/Printing - 0.4%
Cengage Learning, Inc. 9.5% 6/15/24 (b)	25,970	23,405
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)	20,025	21,026
		44,431
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
5% 10/15/25 (b)	18,305	18,648
5% 10/15/25 (b)	22,485	22,907
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	21,290	21,663
8.75% 10/1/25 (b)	24,245	24,912
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	9,215	9,457
5% 6/1/24 (b)	8,800	9,284
5.25% 6/1/26 (b)	8,800	9,351
		116,222
Services - 1.6%
APX Group, Inc.:
7.625% 9/1/23	16,950	17,840
7.875% 12/1/22	26,730	28,835
8.75% 12/1/20	19,025	19,501
Avantor, Inc. 6% 10/1/24 (b)	12,090	12,332
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	22,945	24,895
Everi Payments, Inc. 10% 1/15/22	11,085	12,055
IHS Markit Ltd. 4.75% 2/15/25 (b)	9,190	9,718
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	10,717
Laureate Education, Inc. 8.25% 5/1/25 (b)	33,595	36,157
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	3,510	3,694
The Brink's Co. 4.625% 10/15/27 (b)	12,180	12,120
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,838
		195,702
Steel - 0.5%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	9,390	10,071
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)	12,105	11,727
JMC Steel Group, Inc. 9.875% 6/15/23 (b)	7,500	8,475
United States Steel Corp. 8.375% 7/1/21 (b)	24,580	26,823
		57,096
Super Retail - 1.0%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)	5,710	5,867
4.875% 5/15/26 (b)	5,710	5,874
L Brands, Inc. 6.875% 11/1/35	13,095	12,997
Netflix, Inc.:
4.375% 11/15/26 (b)	11,520	11,297
4.875% 4/15/28 (b)	24,355	24,208
5.375% 2/1/21 (b)	7,725	8,246
5.75% 3/1/24	12,225	13,096
5.875% 2/15/25	27,663	29,865
Sonic Automotive, Inc.:
5% 5/15/23	1,610	1,578
6.125% 3/15/27	5,990	6,185
Springs Industries, Inc. 6.25% 6/1/21	2,990	3,080
		122,293
Technology - 3.3%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	23,415	25,581
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,613
Camelot Finance SA 7.875% 10/15/24 (b)	5,065	5,445
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	11,408
5% 9/1/25	6,380	6,691
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)	4,675	4,938
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	26,160	30,803
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	19,115	19,832
Entegris, Inc. 6% 4/1/22 (b)	3,215	3,360
Gartner, Inc. 5.125% 4/1/25 (b)	6,010	6,356
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)	12,465	14,070
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	9,220	9,710
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	8,488
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	4,060	4,222
Micron Technology, Inc.:
5.25% 8/1/23 (b)	4,485	4,694
7.5% 9/15/23	10,485	11,612
Microsemi Corp. 9.125% 4/15/23 (b)	2,383	2,711
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)	14,060	15,062
4.625% 6/1/23 (b)	10,735	11,567
5.75% 3/15/23 (b)	15,325	15,938
Open Text Corp. 5.875% 6/1/26 (b)	8,535	9,250
Parametric Technology Corp. 6% 5/15/24	3,490	3,786
Qorvo, Inc.:
6.75% 12/1/23	8,570	9,277
7% 12/1/25	25,960	29,570
Sensata Technologies BV 5% 10/1/25 (b)	11,210	11,883
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	11,535	12,631
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	29,985	34,183
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	8,960	9,464
Symantec Corp. 5% 4/15/25 (b)	10,050	10,502
TTM Technologies, Inc. 5.625% 10/1/25 (b)	4,060	4,141
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)	14,610	15,523
10.5% 2/1/24 (b)	29,365	31,274
		400,585
Telecommunications - 8.7%
Altice Financing SA:
6.5% 1/15/22 (b)	26,701	27,636
6.625% 2/15/23 (b)	20,740	21,862
7.5% 5/15/26 (b)	21,660	23,745
Altice Finco SA 8.125% 1/15/24 (b)	21,880	23,578
Citizens Communications Co.:
7.875% 1/15/27	9,275	6,678
9% 8/15/31	13,178	10,246
CommScope Technologies Finance LLC 5% 3/15/27 (b)	12,745	12,410
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	3,190	3,346
5.375% 3/15/27 (b)	2,735	2,923
Digicel Group Ltd.:
6% 4/15/21 (b)	2,020	1,987
6.75% 3/1/23 (b)	1,900	1,875
7.125% 4/1/22 (b)	42,670	40,216
8.25% 9/30/20 (b)	21,044	20,807
Equinix, Inc. 5.375% 5/15/27	9,265	9,925
GCI, Inc. 6.875% 4/15/25	10,905	11,805
GTT Communications, Inc. 7.875% 12/31/24 (b)	5,565	5,934
Intelsat Jackson Holdings SA:
5.5% 8/1/23	55,360	47,194
7.25% 10/15/20	39,625	38,127
7.5% 4/1/21	21,110	20,002
9.75% 7/15/25 (b)	15,175	15,270
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,507
5.375% 5/1/25	11,240	11,746
Millicom International Cellular SA 6% 3/15/25 (b)	10,745	11,339
Neptune Finco Corp.:
10.125% 1/15/23 (b)	11,460	13,122
10.875% 10/15/25 (b)	18,570	22,748
Sable International Finance Ltd. 6.875% 8/1/22 (b)	47,295	50,724
SFR Group SA:
6.25% 5/15/24 (b)	63,925	66,961
7.375% 5/1/26 (b)	87,735	94,315
Sprint Capital Corp.:
6.875% 11/15/28	11,304	12,060
8.75% 3/15/32	8,446	10,241
Sprint Communications, Inc. 6% 11/15/22	28,255	29,668
Sprint Corp.:
7.125% 6/15/24	56,633	61,217
7.625% 2/15/25	32,350	35,464
7.875% 9/15/23	29,545	33,017
T-Mobile U.S.A., Inc.:
6% 4/15/24	17,090	18,286
6.375% 3/1/25	76,286	82,389
6.5% 1/15/24	37,110	39,615
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	9,010	10,091
U.S. West Communications:
7.25% 9/15/25	1,480	1,650
7.25% 10/15/35	5,745	5,782
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	11,930	12,198
Wind Tre SpA 5% 1/20/26 (b)	20,535	20,668
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	28,150	29,663
6% 4/1/23	11,035	11,601
		1,041,638
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,850	2,508
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	10,180	9,976
Teekay Corp. 8.5% 1/15/20	21,637	21,880
		34,364
Utilities - 3.5%
Dynegy, Inc.:
7.375% 11/1/22	36,240	38,913
7.625% 11/1/24	41,495	45,333
8% 1/15/25 (b)	20,435	22,325
8.125% 1/30/26 (b)	24,235	26,901
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	74,350	105,949
12.25% 3/1/22 (a)(b)(d)	83,211	127,104
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,671
4.4% 4/1/24	8,560	8,875
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,781
7% 6/15/23	11,295	11,464
InterGen NV 7% 6/30/23 (b)	4,475	4,341
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,817
PPL Energy Supply LLC 6.5% 6/1/25	8,945	7,782
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	1,995	2,020
		418,276

TOTAL NONCONVERTIBLE BONDS		7,153,459

TOTAL CORPORATE BONDS
(Cost $6,699,615)		7,155,031
	Shares	Value (000s)

Common Stocks - 22.2%
Air Transportation - 0.8%
Air Canada (f)	3,438,100	68,117
Delta Air Lines, Inc.	422,100	21,118

TOTAL AIR TRANSPORTATION		89,235

Automotive & Auto Parts - 1.2%
Allison Transmission Holdings, Inc.	289,700	12,309
Chassix Holdings, Inc. (c)(f)	677,217	24,603
Chassix Holdings, Inc. warrants 7/29/20 (c)(f)	37,382	443
Delphi Automotive PLC	304,000	30,212
Exide Technologies (c)(f)	9,824	0
Exide Technologies (f)	32,746	23
Fiat Chrysler Automobiles NV (f)	1,287,000	22,329
Lear Corp.	221,700	38,928
Tenneco, Inc.	320,700	18,636

TOTAL AUTOMOTIVE & AUTO PARTS		147,483

Banks & Thrifts - 0.3%
Bank of America Corp.	661,200	18,110
Citigroup, Inc.	275,500	20,249

TOTAL BANKS & THRIFTS		38,359

Broadcasting - 0.6%
Nexstar Broadcasting Group, Inc. Class A	454,029	28,967
Sinclair Broadcast Group, Inc. Class A (g)	1,263,600	40,056

TOTAL BROADCASTING		69,023

Building Materials - 0.0%
Ply Gem Holdings, Inc. (f)	41,200	696
Cable/Satellite TV - 1.0%
Altice NV Class A (f)	700,831	13,221
Liberty Global PLC Class A (f)	1,124,300	34,685
Naspers Ltd. Class N	290,300	70,734

TOTAL CABLE/SATELLITE TV		118,640

Chemicals - 1.2%
DowDuPont, Inc.	358,300	25,909
LyondellBasell Industries NV Class A	638,945	66,150
Platform Specialty Products Corp. (f)	2,414,600	25,836
The Chemours Co. LLC	447,500	25,333

TOTAL CHEMICALS		143,228

Consumer Products - 0.1%
Newell Brands, Inc.	412,639	16,827
Reddy Ice Holdings, Inc. (c)(f)	496,439	228

TOTAL CONSUMER PRODUCTS		17,055

Containers - 0.2%
Graphic Packaging Holding Co.	1,489,400	23,071
Diversified Financial Services - 0.6%
AerCap Holdings NV (f)	480,900	25,315
OneMain Holdings, Inc. (f)	1,446,000	45,939
Penson Worldwide, Inc. Class A (c)(f)	10,322,034	0
PJT Partners, Inc.	5,092	197
Qudian, Inc. ADR	27,000	672

TOTAL DIVERSIFIED FINANCIAL SERVICES		72,123

Energy - 1.1%
Chaparral Energy, Inc.:
Class A	120,910	2,896
Class B	25,896	620
Cheniere Energy, Inc. (f)	517,600	24,193
Crestwood Equity Partners LP	151,525	3,788
Diamondback Energy, Inc. (f)	215,400	23,082
Forbes Energy Services Ltd.	193,218	2,531
Goodrich Petroleum Corp.	129,527	1,271
Pioneer Natural Resources Co.	127,200	19,038
Rice Energy, Inc. (f)	1,041,000	29,512
Southwestern Energy Co. (f)	2,230,100	12,377
VNR Finance Corp.	118,582	2,354
VNR Finance Corp. (b)	577,714	10,894

TOTAL ENERGY		132,556

Food/Beverage/Tobacco - 0.2%
JBS SA	9,116,500	21,013
Gaming - 1.7%
Boyd Gaming Corp.	891,200	26,050
Melco Crown Entertainment Ltd. sponsored ADR	1,184,400	29,942
MGM Mirage, Inc.	910,700	28,550
Red Rock Resorts, Inc.	3,656,651	90,063
Wynn Resorts Ltd.	207,300	30,575

TOTAL GAMING		205,180

Healthcare - 0.5%
Allergan PLC	106,710	18,912
HCA Holdings, Inc. (f)	304,500	23,035
HealthSouth Corp.	34	2
Jazz Pharmaceuticals PLC (f)	154,600	21,881
Rotech Healthcare, Inc. (c)(f)	185,710	297

TOTAL HEALTHCARE		64,127

Homebuilders/Real Estate - 0.6%
American Tower Corp.	11,612	1,668
CalAtlantic Group, Inc.	400,000	19,736
PulteGroup, Inc.	820,000	24,789
Realogy Holdings Corp.	51,500	1,665
Toll Brothers, Inc.	458,000	21,086

TOTAL HOMEBUILDERS/REAL ESTATE		68,944

Hotels - 0.3%
Extended Stay America, Inc. unit	1,653,549	32,773
Leisure - 0.2%
Royal Caribbean Cruises Ltd.	197,700	24,469
Metals/Mining - 0.2%
Aleris Corp. (c)(f)	127,520	893
Freeport-McMoRan, Inc. (f)	1,385,000	19,362

TOTAL METALS/MINING		20,255

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(h)	127,577	20
Services - 2.2%
Air Lease Corp. Class A	549,800	23,889
Expedia, Inc.	187,000	23,311
HD Supply Holdings, Inc. (f)	1,088,200	38,511
MasterCard, Inc. Class A	412,300	61,338
Novus Holdings Ltd.	100,408	50
Penhall Acquisition Co.:
Class A (c)(f)	26,163	2,047
Class B (c)(f)	8,721	682
United Rentals, Inc. (f)	524,794	74,248
Visa, Inc. Class A	360,800	39,681
WP Rocket Holdings, Inc. (c)(f)(h)	25,255,077	253

TOTAL SERVICES		264,010

Super Retail - 0.3%
Arena Brands Holding Corp. Class B (c)(f)(h)	659,302	778
Priceline Group, Inc. (f)	19,300	36,901

TOTAL SUPER RETAIL		37,679

Technology - 7.1%
Adobe Systems, Inc. (f)	256,400	44,911
Alphabet, Inc. Class A (f)	107,300	110,845
Broadcom Ltd.	292,000	77,062
CDW Corp.	491,300	34,391
Cypress Semiconductor Corp.	24,992	396
Electronic Arts, Inc. (f)	310,300	37,112
EPAM Systems, Inc. (f)	261,900	23,872
Facebook, Inc. Class A (f)	618,500	111,367
First Data Corp. Class A (f)	1,594,089	28,391
Global Payments, Inc.	293,124	30,470
MagnaChip Semiconductor Corp. (f)(g)	219,804	2,275
Micron Technology, Inc. (f)	883,800	39,161
Microsemi Corp. (f)	733,000	39,120
Nuance Communications, Inc. (f)	1,484,700	21,884
ON Semiconductor Corp. (f)	2,335,138	49,785
PayPal Holdings, Inc. (f)	630,400	45,742
Qorvo, Inc. (f)	358,297	27,162
Semtech Corp. (f)	375,700	15,422
Skyworks Solutions, Inc.	987,934	112,486

TOTAL TECHNOLOGY		851,854

Telecommunications - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (f)	643,800	119,032
T-Mobile U.S., Inc. (f)	978,600	58,491

TOTAL TELECOMMUNICATIONS		177,523

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(h)	598,287	2,878
U.S. Shipping Partners Corp. (c)(f)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(f)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		2,878

Utilities - 0.3%
Portland General Electric Co.	14,817	707
The AES Corp.	2,957,700	31,440

TOTAL UTILITIES		32,147

TOTAL COMMON STOCKS
(Cost $1,913,706)		2,654,341

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (c)(f)	199,717	1,857
Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(h)	265,905,500	2,659
TOTAL PREFERRED STOCKS
(Cost $11,035)		4,516
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.6%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (c)	3,297	3,288
Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/27/24 (a)(e)	2,980	3,018
Consumer Services - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5625% 2/1/25 (a)(e)	350	322
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (a)(e)	2,895	2,927
Energy - 1.1%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (a)(e)	6,183	6,230
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (a)(e)	9,027	9,120
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6117% 12/31/21 (a)(e)	64,095	68,635
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (a)(e)	14,200	15,218
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (a)(c)	1,902	1,917
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (a)(e)	31,047	23,551
Vanguard Natural Gas LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.74% 5/1/21 (a)(e)	1,452	1,425

TOTAL ENERGY		126,096

Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (a)(e)	22,957	20,407
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (a)(e)	1,677	1,688
Publishing/Printing - 0.1%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 11/3/23 (e)(i)	3,765	3,777
Services - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (a)(e)	1,230	1,218
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (a)(e)	5,710	5,687
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 8/13/22 (a)(e)	12,869	12,925
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (a)(e)	6,055	6,040

TOTAL SERVICES		25,870

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (d)(e)	5,183	2,889
Super Retail - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.7378% 7/20/20 (a)(e)	8,680	8,718
Technology - 0.6%
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.1301% 10/31/24 (a)(e)	3,885	3,927
3 month U.S. LIBOR + 8.000% 9.3801% 10/31/25 (a)(e)	4,840	4,864
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (a)(e)	19,695	20,252
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.5% 1/20/24 (a)(e)	3,145	3,066
3 month U.S. LIBOR + 9.000% 10.25% 1/20/25 (a)(e)	10,270	9,943
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/29/24 (a)(e)	4,745	4,774
3 month U.S. LIBOR + 8.500% 9.8328% 9/29/25 (a)(e)	25,135	25,512

TOTAL TECHNOLOGY		72,338

Utilities - 0.3%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2422% 6/30/18 (a)(e)	36,260	36,487
TOTAL BANK LOAN OBLIGATIONS
(Cost $303,287)		307,825

Preferred Securities - 6.2%
Banks & Thrifts - 6.2%
Bank of America Corp.:
5.125% (a)(j)	28,140	29,348
5.2% (a)(j)	61,440	65,387
6.25% (a)(j)	28,555	32,084
Barclays Bank PLC 7.625% 11/21/22	22,355	26,440
Citigroup, Inc.:
5.8% (a)(j)	41,925	44,987
5.9% (a)(j)	27,015	29,314
5.95% (a)(j)	51,015	56,420
6.25% (a)(j)	17,065	19,659
6.3% (a)(j)	5,610	6,262
Goldman Sachs Group, Inc.:
5% (a)(j)(k)	30,455	30,493
5.375% (a)(j)	31,615	33,609
5.7% (a)(j)	35,166	37,262
JPMorgan Chase & Co.:
5% (a)(j)	33,640	35,244
5.3% (a)(j)	16,855	18,168
6% (a)(j)	69,385	77,538
6.125% (a)(j)	17,585	19,525
6.75% (a)(j)	8,330	9,689
Royal Bank of Scotland Group PLC 8.625% (a)(j)	41,759	47,605
Wells Fargo & Co.:
5.875% (a)(j)	50,420	57,495
5.9% (a)(j)	63,075	70,578

TOTAL BANKS & THRIFTS		747,107

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(j)	2,940	1,114
TOTAL PREFERRED SECURITIES
(Cost $696,958)		748,221
	Shares	Value (000s)

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 1.10% (l)	1,044,963,754	1,045,173
Fidelity Securities Lending Cash Central Fund 1.11% (l)(m)	17,356,321	17,358
TOTAL MONEY MARKET FUNDS
(Cost $1,062,487)		1,062,531
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $10,687,088)		11,932,465
NET OTHER ASSETS (LIABILITIES) - 0.4%		42,579
NET ASSETS - 100%		$11,975,044

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,693,941,000 or 30.8% of net assets.

 (c) Level 3 security

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,588,000 or 0.1% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Tricer Holdco SCA	12/19/16	$14,875
Tricer Holdco SCA	12/19/16	$9,607
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,671
Fidelity Securities Lending Cash Central Fund	20
Total	$4,691

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$728,707	$702,863	$20	$25,824
Consumer Staples	23,098	21,013	--	2,085
Energy	132,556	121,662	10,894	--
Financials	84,495	84,495	--	--
Health Care	64,127	63,830	--	297
Industrials	272,772	264,253	--	8,519
Information Technology	1,072,577	1,072,577	--	--
Materials	186,554	185,661	--	893
Real Estate	3,333	3,333	--	--
Telecommunication Services	58,491	58,491	--	--
Utilities	32,147	32,147	--	--
Corporate Bonds	7,155,031	--	7,152,720	2,311
Bank Loan Obligations	307,825	--	302,620	5,205
Preferred Securities	748,221	--	748,221	--
Money Market Funds	1,062,531	1,062,531	--	--
Total Investments in Securities:	$11,932,465	$3,672,856	$8,214,475	$45,134

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.9%
Canada	3.1%
Luxembourg	2.5%
Cayman Islands	2.1%
Netherlands	2.1%
United Kingdom	1.5%
France	1.4%
Bermuda	1.0%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2017
Assets
Investment in securities, at value (including securities loaned of $17,147) — See accompanying schedule: Unaffiliated issuers (cost $9,624,601)	$10,869,934
Fidelity Central Funds (cost $1,062,487)	1,062,531
Total Investment in Securities (cost $10,687,088)		$11,932,465
Cash		14,944
Receivable for investments sold		12,588
Receivable for fund shares sold		9,629
Dividends receivable		452
Interest receivable		122,548
Distributions receivable from Fidelity Central Funds		926
Prepaid expenses		26
Other receivables		1,918
Total assets		12,095,496
Liabilities
Payable for investments purchased
Regular delivery	$54,891
Delayed delivery	30,455
Payable for fund shares redeemed	6,217
Distributions payable	4,035
Accrued management fee	5,525
Other affiliated payables	1,256
Other payables and accrued expenses	714
Collateral on securities loaned	17,359
Total liabilities		120,452
Net Assets		$11,975,044
Net Assets consist of:
Paid in capital		$10,738,394
Undistributed net investment income		82,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,360)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,245,377
Net Assets, for 1,158,563 shares outstanding		$11,975,044
Net Asset Value, offering price and redemption price per share ($11,975,044 ÷ 1,158,563 shares)		$10.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017
Investment Income
Dividends		$29,796
Interest		247,648
Income from Fidelity Central Funds		4,691
Total income		282,135
Expenses
Management fee	$32,202
Transfer agent fees	6,688
Accounting and security lending fees	721
Custodian fees and expenses	77
Independent trustees' fees and expenses	22
Registration fees	112
Audit	112
Legal	(165)
Miscellaneous	49
Total expenses before reductions	39,818
Expense reductions	(128)	39,690
Net investment income (loss)		242,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(85,157)
Fidelity Central Funds	(1)
Foreign currency transactions	(29)
Total net realized gain (loss)		(85,187)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	466,835
Total change in net unrealized appreciation (depreciation)		466,835
Net gain (loss)		381,648
Net increase (decrease) in net assets resulting from operations		$624,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$242,445	$469,037
Net realized gain (loss)	(85,187)	203,756
Change in net unrealized appreciation (depreciation)	466,835	686,024
Net increase (decrease) in net assets resulting from operations	624,093	1,358,817
Distributions to shareholders from net investment income	(217,613)	(441,674)
Distributions to shareholders from net realized gain	(119,664)	–
Total distributions	(337,277)	(441,674)
Share transactions
Proceeds from sales of shares	1,171,004	1,958,022
Reinvestment of distributions	302,448	395,486
Cost of shares redeemed	(1,015,887)	(2,229,289)
Net increase (decrease) in net assets resulting from share transactions	457,565	124,219
Redemption fees	248	595
Total increase (decrease) in net assets	744,629	1,041,957
Net Assets
Beginning of period	11,230,415	10,188,458
End of period	$11,975,044	$11,230,415
Other Information
Undistributed net investment income end of period	$82,633	$57,801
Shares
Sold	115,295	201,303
Issued in reinvestment of distributions	29,831	40,821
Redeemed	(100,010)	(230,785)
Net increase (decrease)	45,116	11,339

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital & Income Fund

	Six months endedOctober 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$9.24	$9.99	$10.07	$9.86	$9.23
Income from Investment Operations
Net investment income (loss)A	.213	.430	.404	.416	.472	.547
Net realized and unrealized gain (loss)	.335	.824	(.710)	.276	.258	.631
Total from investment operations	.548	1.254	(.306)	.692	.730	1.178
Distributions from net investment income	(.191)	(.405)	(.387)	(.411)	(.458)	(.501)
Distributions from net realized gain	(.107)	–	(.058)	(.362)	(.063)	(.048)
Total distributions	(.298)	(.405)	(.445)	(.773)	(.521)	(.549)
Redemption fees added to paid in capitalA	–B	.001	.001	.001	.001	.001
Net asset value, end of period	$10.34	$10.09	$9.24	$9.99	$10.07	$9.86
Total ReturnC,D	5.53%	13.85%	(3.05)%	7.17%	7.71%	13.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.73%	.75%	.72%	.71%	.73%
Expenses net of fee waivers, if any	.68%G	.73%	.75%	.72%	.71%	.73%
Expenses net of all reductions	.68%G	.73%	.74%	.72%	.71%	.73%
Net investment income (loss)	4.17%G	4.45%	4.30%	4.16%	4.82%	5.83%
Supplemental Data
Net assets, end of period (in millions)	$11,975	$11,230	$10,188	$11,160	$10,382	$10,205
Portfolio turnover rateH	34%G	39%	35%	41%	47%	60%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,541,454
Gross unrealized depreciation	(267,527)
Net unrealized appreciation (depreciation)	$1,273,927
Tax cost	$10,658,538

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of those redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,978,708 and $1,844,459, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,369. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $86 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $31.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $100,876 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) as of October 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Capital & Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2017

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.68%	$1,000.00	$1,055.30	$3.52
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Capital & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Focused High Income Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.6	3.9
CCO Holdings LLC/CCO Holdings Capital Corp.	3.1	2.0
Citigroup, Inc.	2.8	2.2
T-Mobile U.S.A., Inc.	2.5	3.3
NSG Holdings II LLC/NSG Holdings, Inc.	2.3	2.0
	15.3

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	15.0	10.7
Banks & Thrifts	9.3	9.7
Technology	7.9	6.3
Diversified Financial Services	7.3	8.0
Cable/Satellite TV	7.1	6.0

Quality Diversification (% of fund's net assets)

As of October 31, 2017
BBB	2.5%
BB	75.4%
B	19.1%
Short-Term Investments and Net Other Assets	3.0%

As of April 30, 2017
BBB	2.5%
BB	75.2%
B	18.8%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Nonconvertible Bonds	80.9%
Bank Loan Obligations	7.7%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 23.3%

As of April 30, 2017*
Nonconvertible Bonds	81.1%
Bank Loan Obligations	7.0%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 32.3%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.9%
	Principal Amount	Value
Aerospace - 2.2%
DAE Funding LLC:
4% 8/1/20 (a)	$325,000	$329,875
4.5% 8/1/22 (a)	405,000	410,569
5% 8/1/24 (a)	9,095,000	9,288,269

TOTAL AEROSPACE		10,028,713

Air Transportation - 2.0%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,335,000	1,365,038
Allegiant Travel Co. 5.5% 7/15/19	2,095,000	2,163,088
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	60,135	65,998
5.5% 10/29/20	1,292,936	1,354,350
6.25% 4/11/20	1,289,073	1,364,806
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	738,922	842,371
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	82,393	87,337
United Continental Holdings, Inc. 4.25% 10/1/22	2,095,000	2,105,475

TOTAL AIR TRANSPORTATION		9,348,463

Automotive & Auto Parts - 0.1%
Delphi Jersey Holdings PLC 5% 10/1/25 (a)	605,000	609,538
Banks & Thrifts - 0.9%
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,386,846
Broadcasting - 1.5%
AMC Networks, Inc.:
4.75% 12/15/22	505,000	518,256
4.75% 8/1/25	1,045,000	1,043,694
5% 4/1/24	1,990,000	2,027,313
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,695,000	1,726,781
5% 8/1/27 (a)	1,590,000	1,603,913

TOTAL BROADCASTING		6,919,957

Building Materials - 0.2%
Eagle Materials, Inc. 4.5% 8/1/26	955,000	995,588
Cable/Satellite TV - 6.4%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	6,745,000	7,031,663
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,710,000	1,734,590
5% 2/1/28 (a)	3,150,000	3,126,375
5.125% 5/1/23 (a)	1,105,000	1,151,963
5.125% 5/1/27 (a)	1,760,000	1,777,600
5.5% 5/1/26 (a)	4,450,000	4,561,250
5.875% 5/1/27 (a)	1,630,000	1,706,936
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,320,000	1,359,600
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	590,000	619,500
5.5% 8/15/26 (a)	1,460,000	1,527,525
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	4,765,000	4,860,300

TOTAL CABLE/SATELLITE TV		29,457,302

Chemicals - 1.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	620,000	629,573
3.45% 6/1/23	1,855,000	1,831,813
4.5% 12/1/26 (a)	445,000	468,458
5.15% 3/15/34	80,000	79,800
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,065,000	1,084,969
5.25% 6/1/27 (a)	970,000	989,400
Olin Corp. 5.125% 9/15/27	1,695,000	1,781,869
Valvoline, Inc. 4.375% 8/15/25 (a)	1,065,000	1,075,650
Versum Materials, Inc. 5.5% 9/30/24 (a)	865,000	921,225

TOTAL CHEMICALS		8,862,757

Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,140,000	1,197,000
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	952,750
4.625% 5/15/23 (a)	1,520,000	1,561,800
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,500,000	2,500,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	491,050
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	810,000	832,275

TOTAL CONTAINERS		6,337,875

Diversified Financial Services - 7.3%
FLY Leasing Ltd.:
5.25% 10/15/24	435,000	436,905
6.375% 10/15/21	1,970,000	2,056,188
6.75% 12/15/20	1,770,000	1,838,676
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,379,000	2,390,895
5.875% 2/1/22	10,785,000	11,142,307
6% 8/1/20	6,315,000	6,512,344
6.25% 2/1/22	755,000	788,975
6.75% 2/1/24	580,000	614,075
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	580,000	559,700
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (a)(b)(c)	2,430,000	2,357,100
MSCI, Inc. 4.75% 8/1/26 (a)	3,350,000	3,488,188
SLM Corp. 5.5% 1/25/23	1,455,000	1,473,188

TOTAL DIVERSIFIED FINANCIAL SERVICES		33,658,541

Diversified Media - 0.5%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,165,000	2,229,950
Energy - 15.0%
Antero Resources Corp.:
5% 3/1/25	3,330,000	3,379,950
5.625% 6/1/23 (Reg. S)	5,015,000	5,253,213
Antero Resources Finance Corp. 5.375% 11/1/21	1,490,000	1,529,113
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	605,000	623,906
5.875% 3/31/25	1,590,000	1,721,175
7% 6/30/24	1,000,000	1,141,250
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (a)(b)(c)	3,290,000	3,282,492
Continental Resources, Inc.:
3.8% 6/1/24	1,150,000	1,116,938
4.5% 4/15/23	3,690,000	3,736,125
4.9% 6/1/44	1,730,000	1,611,063
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,195,000	2,252,619
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,630,000	2,702,325
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	805,000	861,350
Energy Transfer Equity LP 4.25% 3/15/23	1,055,000	1,073,473
Ensco PLC:
4.5% 10/1/24	550,000	451,000
5.2% 3/15/25	3,000,000	2,527,500
8% 1/31/24	1,314,000	1,300,860
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,755,000	2,741,225
5.75% 10/1/25 (a)	1,294,000	1,324,733
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	750,000
Nabors Industries, Inc. 5.5% 1/15/23	4,485,000	4,277,569
Newfield Exploration Co. 5.375% 1/1/26	4,360,000	4,632,500
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	365,000	368,650
4.5% 9/15/27 (a)	255,000	256,594
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	755,000	715,363
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	140,000	144,025
4.875% 8/15/27 (a)	140,000	144,900
Noble Holding International Ltd.:
4.625% 3/1/21	1,130,000	1,045,250
5.25% 3/15/42	575,000	365,125
7.7% 4/1/25 (b)	835,000	726,450
7.75% 1/15/24	2,355,000	2,107,725
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	395,000	410,800
Precision Drilling Corp.:
5.25% 11/15/24	360,000	333,900
6.5% 12/15/21	345,000	348,450
7.75% 12/15/23	830,000	850,750
Range Resources Corp.:
4.875% 5/15/25	850,000	820,250
5% 8/15/22	1,625,000	1,604,688
5% 3/15/23	890,000	881,082
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	2,120,000	2,141,200
5% 1/15/28 (a)	1,390,000	1,393,475
5.125% 2/1/25	390,000	401,700
5.375% 2/1/27	390,000	405,113
The Williams Companies, Inc.:
3.7% 1/15/23	2,635,000	2,658,056
4.55% 6/24/24	1,970,000	2,058,650
Whiting Petroleum Corp.:
5.75% 3/15/21	385,000	387,888
6.25% 4/1/23	200,000	199,500

TOTAL ENERGY		69,059,963

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	345,000	363,113
5.875% 3/15/25	155,000	164,203

TOTAL ENTERTAINMENT/FILM		527,316

Food & Drug Retail - 0.0%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	260,000	267,069
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	920,000	892,400
Darling International, Inc. 5.375% 1/15/22	1,492,000	1,542,355
ESAL GmbH 6.25% 2/5/23 (a)	1,560,000	1,501,500
JBS Investments GmbH 7.75% 10/28/20 (a)	630,000	642,915
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,375,000	1,436,875
4.875% 11/1/26 (a)	1,065,000	1,119,581
Minerva Luxembourg SA 6.5% 9/20/26 (a)	3,290,000	3,411,730
Vector Group Ltd. 6.125% 2/1/25 (a)	2,205,000	2,287,688

TOTAL FOOD/BEVERAGE/TOBACCO		12,835,044

Gaming - 3.3%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	330,000	357,225
MCE Finance Ltd. 4.875% 6/6/25 (a)	3,225,000	3,254,381
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	6,595,000	6,619,731
4.5% 1/15/28 (a)	1,030,000	1,027,425
Scientific Games Corp.:
5% 10/15/25 (a)	160,000	162,400
7% 1/1/22 (a)	1,460,000	1,543,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	710,000	725,088
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	405,000	411,602
5.5% 10/1/27 (a)	1,210,000	1,225,996

TOTAL GAMING		15,327,798

Healthcare - 4.8%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	190,000	193,325
Community Health Systems, Inc.:
5.125% 8/1/21	1,080,000	1,050,300
6.25% 3/31/23	2,155,000	2,074,188
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,227,863
HCA Holdings, Inc.:
5% 3/15/24	1,055,000	1,111,706
5.25% 6/15/26	1,545,000	1,643,494
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	610,000	626,775
5.25% 8/1/26	1,455,000	1,514,917
6.375% 3/1/24	880,000	951,500
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	995,000	1,027,338
Teleflex, Inc. 4.875% 6/1/26	5,830,000	6,121,500
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,096,150
4.625% 7/15/24 (a)	715,000	703,381
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	515,000	526,588
6.5% 3/15/22 (a)	695,000	736,700
7% 3/15/24 (a)	1,340,000	1,450,550

TOTAL HEALTHCARE		22,056,275

Homebuilders/Real Estate - 1.9%
CalAtlantic Group, Inc. 5.25% 6/1/26	1,765,000	1,879,725
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,045,000	1,073,738
M.D.C. Holdings, Inc. 6% 1/15/43	345,000	330,148
M/I Homes, Inc. 5.625% 8/1/25	295,000	299,794
Mattamy Group Corp.:
6.5% 10/1/25 (a)	480,000	500,400
6.875% 12/15/23 (a)	245,000	257,250
PulteGroup, Inc. 5% 1/15/27	895,000	939,750
Toll Brothers Finance Corp. 4.875% 3/15/27	1,898,000	1,988,155
VEREIT Operating Partnership LP:
4.125% 6/1/21	650,000	679,064
4.875% 6/1/26	650,000	694,253

TOTAL HOMEBUILDERS/REAL ESTATE		8,642,277

Hotels - 0.8%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,345,000	2,394,831
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	773,438
4.875% 4/1/27	445,000	467,250

TOTAL HOTELS		3,635,519

Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	415,000	455,463
Silversea Cruises 7.25% 2/1/25 (a)	400,000	429,000

TOTAL LEISURE		884,463

Metals/Mining - 2.9%
ArcelorMittal SA 6.125% 6/1/25	1,015,000	1,170,772
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	900,000	918,000
5.125% 5/15/24 (a)	1,085,000	1,116,194
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,505,000	5,449,950
3.875% 3/15/23	370,000	363,988
4.55% 11/14/24	2,340,000	2,335,343
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,950,000	2,042,625

TOTAL METALS/MINING		13,396,872

Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,440,000	2,457,568
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	440,000	451,550
5.25% 6/1/26 (a)	670,000	711,976

TOTAL RESTAURANTS		3,621,094

Services - 1.0%
Aramark Services, Inc. 4.75% 6/1/26	2,460,000	2,573,111
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	415,000	418,113
4.375% 8/15/27 (a)	435,000	440,438
CDK Global, Inc. 4.875% 6/1/27 (a)	505,000	526,463
Corrections Corp. of America 5% 10/15/22	105,000	109,594
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	695,000	657,644

TOTAL SERVICES		4,725,363

Steel - 2.7%
Commercial Metals Co. 5.375% 7/15/27	1,785,000	1,843,013
Steel Dynamics, Inc.:
4.125% 9/15/25 (a)	1,150,000	1,152,875
5% 12/15/26	1,500,000	1,590,000
5.125% 10/1/21	6,445,000	6,614,181
5.25% 4/15/23	1,045,000	1,078,963

TOTAL STEEL		12,279,032

Technology - 7.3%
EMC Corp. 2.65% 6/1/20	1,880,000	1,857,503
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	412,425
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	385,000	405,213
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,760,000	1,842,016
5.25% 1/15/24 (a)	580,000	609,725
5.5% 2/1/25	615,000	653,438
5.625% 1/15/26 (a)	2,825,000	3,001,563
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,280,000	2,310,780
5.625% 12/15/26 (a)	1,495,000	1,588,438
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,470,000	3,604,463
4.125% 6/1/21 (a)	2,490,000	2,602,050
4.625% 6/15/22 (a)	1,560,000	1,671,150
4.625% 6/1/23 (a)	1,705,000	1,837,138
Open Text Corp. 5.875% 6/1/26 (a)	5,015,000	5,435,006
Qorvo, Inc. 7% 12/1/25	1,371,000	1,561,638
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	2,029,900
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	476,325
Symantec Corp. 5% 4/15/25 (a)	1,295,000	1,353,275
TTM Technologies, Inc. 5.625% 10/1/25 (a)	185,000	188,700

TOTAL TECHNOLOGY		33,440,746

Telecommunications - 6.7%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,700,125
6.625% 2/15/23 (a)	4,860,000	5,122,926
7.5% 5/15/26 (a)	433,000	474,676
Equinix, Inc. 5.375% 5/15/27	485,000	519,556
Inmarsat Finance PLC 4.875% 5/15/22 (a)	600,000	612,120
Level 3 Financing, Inc. 5.25% 3/15/26	1,186,000	1,225,672
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,470,000	1,520,531
6% 3/1/23	3,765,000	3,967,369
6.375% 3/1/25	2,980,000	3,218,400
6.5% 1/15/24	2,535,000	2,706,113
6.625% 4/1/23	70,000	73,500
Telecom Italia Capital SA:
6% 9/30/34	1,125,000	1,260,371
6.375% 11/15/33	1,885,000	2,186,600
Telecom Italia SpA 5.303% 5/30/24 (a)	515,000	554,913
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	2,585,000	2,615,762
Wind Tre SpA 5% 1/20/26 (a)	895,000	900,807

TOTAL TELECOMMUNICATIONS		30,659,441

Utilities - 5.9%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,466,560
DPL, Inc. 6.75% 10/1/19	3,790,000	3,988,975
NRG Energy, Inc.:
6.25% 5/1/24	360,000	382,500
6.625% 1/15/27	1,390,000	1,480,350
NRG Yield Operating LLC 5% 9/15/26	1,340,000	1,380,200
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	9,967,089	10,826,750
The AES Corp.:
4.875% 5/15/23	3,105,000	3,174,863
5.125% 9/1/27	440,000	451,660
6% 5/15/26	1,880,000	2,025,700

TOTAL UTILITIES		27,177,558

TOTAL NONCONVERTIBLE BONDS
(Cost $358,770,396)		372,568,360

Bank Loan Obligations - 7.7%
Aerospace - 1.2%
TransDigm, Inc.:
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3273% 6/4/21 (b)(c)	1,483,630	1,492,442
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.274% 6/9/23 (b)(c)	2,807,226	2,818,118
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2623% 8/22/24 (b)(c)	1,042,388	1,047,110

TOTAL AEROSPACE		5,357,670

Air Transportation - 1.4%
American Airlines, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2378% 10/10/21 (b)(c)	3,903,466	3,909,438
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 12/14/23 (b)(c)	1,300,000	1,303,068
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5611% 4/1/24 (b)(c)	1,184,050	1,189,082

TOTAL AIR TRANSPORTATION		6,401,588

Broadcasting - 0.3%
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2378% 10/4/23 (b)(c)	1,600,905	1,605,660
Cable/Satellite TV - 0.7%
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 9/30/25 (b)(c)	1,155,000	1,154,018
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2389% 1/19/21 (b)(c)	567,150	568,301
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 4/15/25 (b)(c)	1,335,000	1,337,924

TOTAL CABLE/SATELLITE TV		3,060,243

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	65,000	65,515
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	150,000	151,188

TOTAL CHEMICALS		216,703

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 12/15/22 (b)(c)	827,888	827,698
Food & Drug Retail - 0.5%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	295,659	286,174
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 10/30/22(b)(c)	1,218,875	1,192,218
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2367% 6/16/23 (b)(c)	955,200	960,931

TOTAL FOOD & DRUG RETAIL		2,439,323

Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4923% 5/24/24 (b)(c)	239,400	240,554
Gaming - 0.3%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 4/18/24 (b)(c)	937,650	941,522
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5159% 8/14/24 (b)(c)	380,000	384,222

TOTAL GAMING		1,325,744

Healthcare - 0.3%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	1,502,463	1,535,336
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (b)(c)	1,400,099	1,401,499
Super Retail - 0.3%
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	1,450,405	1,236,963
Technology - 0.6%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 2/15/24 (b)(c)	1,574,354	1,582,226
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	1,101,402	1,100,719

TOTAL TECHNOLOGY		2,682,945

Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 2/22/24 (b)(c)	1,200,000	1,204,068
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 1/31/25 (b)(c)	135,000	135,485
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	437,800	439,258
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.32% 11/17/23 (b)(c)	39,700	39,911

TOTAL TELECOMMUNICATIONS		1,818,722

Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (b)(c)	3,983,359	3,983,359
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3% 11/30/17 (b)(c)	130,227	130,227
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	1,154,200	1,156,128

TOTAL UTILITIES		5,269,714

TOTAL BANK LOAN OBLIGATIONS
(Cost $35,402,000)		35,420,362

Preferred Securities - 8.4%
Banks & Thrifts - 8.4%
Bank of America Corp.:
6.1% (b)(d)	2,835,000	3,186,066
6.25% (b)(d)	3,180,000	3,573,020
6.5% (b)(d)	3,150,000	3,607,876
Barclays Bank PLC 7.625% 11/21/22	6,180,000	7,309,289
Barclays PLC 6.625% (b)(d)	935,000	985,073
Citigroup, Inc.:
5.95% (b)(d)	10,630,000	11,922,544
5.95% (b)(d)	1,070,000	1,142,537
Credit Agricole SA 6.625% (a)(b)(d)	3,293,000	3,485,140
Goldman Sachs Group, Inc. 5% (b)(d)(e)	1,520,000	1,521,900
JPMorgan Chase & Co.:
5.3% (b)(d)	485,000	522,782
6.1% (b)(d)	985,000	1,103,392
Royal Bank of Scotland Group PLC 7.5% (b)(d)	425,000	458,190
TOTAL PREFERRED SECURITIES
(Cost $35,109,733)		38,817,809
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.10%(f)
(Cost $6,275,945)	6,274,744	6,275,999
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $435,558,074)		453,082,530
NET OTHER ASSETS (LIABILITIES) - 1.6%		7,383,933
NET ASSETS - 100%		$460,466,463

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,452,200 or 36.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,697
Total	$94,697

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$372,568,360	$--	$372,568,360	$--
Bank Loan Obligations	35,420,362	--	35,420,362	--
Preferred Securities	38,817,809	--	38,817,809	--
Money Market Funds	6,275,999	6,275,999	--	--
Total Investments in Securities:	$453,082,530	$6,275,999	$446,806,531	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.7%
Luxembourg	5.4%
United Kingdom	4.3%
Netherlands	4.0%
Canada	3.9%
Cayman Islands	2.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $429,282,129)	$446,806,531
Fidelity Central Funds (cost $6,275,945)	6,275,999
Total Investment in Securities (cost $435,558,074)		$453,082,530
Cash		150,956
Receivable for investments sold		6,465,976
Receivable for fund shares sold		316,181
Interest receivable		5,263,426
Distributions receivable from Fidelity Central Funds		13,465
Prepaid expenses		1,226
Total assets		465,293,760
Liabilities
Payable for investments purchased
Regular delivery	$2,219,050
Delayed delivery	1,520,000
Payable for fund shares redeemed	336,703
Distributions payable	371,228
Accrued management fee	240,118
Other affiliated payables	97,860
Other payables and accrued expenses	42,338
Total liabilities		4,827,297
Net Assets		$460,466,463
Net Assets consist of:
Paid in capital		$456,103,559
Undistributed net investment income		1,092,892
Accumulated undistributed net realized gain (loss) on investments		(14,254,444)
Net unrealized appreciation (depreciation) on investments		17,524,456
Net Assets, for 52,481,530 shares outstanding		$460,466,463
Net Asset Value, offering price and redemption price per share ($460,466,463 ÷ 52,481,530 shares)		$8.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$1,348,290
Interest		12,519,905
Income from Fidelity Central Funds		94,697
Total income		13,962,892
Expenses
Management fee	$1,494,223
Transfer agent fees	471,366
Accounting fees and expenses	109,133
Custodian fees and expenses	4,464
Independent trustees' fees and expenses	1,056
Registration fees	27,922
Audit	42,534
Legal	518
Miscellaneous	2,896
Total expenses before reductions	2,154,112
Expense reductions	(4,144)	2,149,968
Net investment income (loss)		11,812,924
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,217,902
Fidelity Central Funds	187
Total net realized gain (loss)		8,218,089
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,714,121)
Fidelity Central Funds	(186)
Total change in net unrealized appreciation (depreciation)		(2,714,307)
Net gain (loss)		5,503,782
Net increase (decrease) in net assets resulting from operations		$17,316,706

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,812,924	$30,859,253
Net realized gain (loss)	8,218,089	9,824,846
Change in net unrealized appreciation (depreciation)	(2,714,307)	22,570,230
Net increase (decrease) in net assets resulting from operations	17,316,706	63,254,329
Distributions to shareholders from net investment income	(11,127,910)	(29,056,213)
Share transactions
Proceeds from sales of shares	54,332,403	192,306,765
Reinvestment of distributions	8,757,251	22,232,204
Cost of shares redeemed	(157,801,595)	(469,747,532)
Net increase (decrease) in net assets resulting from share transactions	(94,711,941)	(255,208,563)
Redemption fees	19,071	249,211
Total increase (decrease) in net assets	(88,504,074)	(220,761,236)
Net Assets
Beginning of period	548,970,537	769,731,773
End of period	$460,466,463	$548,970,537
Other Information
Undistributed net investment income end of period	$1,092,892	$407,878
Shares
Sold	6,233,703	22,868,386
Issued in reinvestment of distributions	1,004,208	2,626,415
Redeemed	(18,061,050)	(55,820,827)
Net increase (decrease)	(10,823,139)	(30,326,026)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.67	$8.22	$8.73	$9.12	$9.55	$9.23
Income from Investment Operations
Net investment income (loss)A	.192	.397	.396	.390	.444	.489
Net realized and unrealized gain (loss)	.089	.423	(.519)	(.116)	(.102)	.402
Total from investment operations	.281	.820	(.123)	.274	.342	.891
Distributions from net investment income	(.181)	(.373)	(.389)	(.388)	(.438)	(.468)
Distributions from net realized gain	–	–	–	(.278)	(.335)	(.104)
Total distributions	(.181)	(.373)	(.389)	(.666)	(.773)	(.572)
Redemption fees added to paid in capitalA	–B	.003	.002	.002	.001	.001
Net asset value, end of period	$8.77	$8.67	$8.22	$8.73	$9.12	$9.55
Total ReturnC,D	3.27%	10.22%	(1.30)%	3.20%	3.92%	9.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.83%	.85%	.85%	.83%	.81%
Expenses net of fee waivers, if any	.80%G	.83%	.85%	.85%	.83%	.81%
Expenses net of all reductions	.80%G	.82%	.85%	.85%	.83%	.81%
Net investment income (loss)	4.38%G	4.70%	4.80%	4.40%	4.86%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$460,466	$548,971	$769,732	$625,413	$754,153	$902,605
Portfolio turnover rateH	50%G	51%	47%	62%	77%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,614,323
Gross unrealized depreciation	(1,076,637)
Net unrealized appreciation (depreciation)	$18,537,686
Tax cost	$434,544,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,779,142)
Long-term	(10,559,985)
Total capital loss carryforward	$(22,339,127)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,178,545 and $216,721,116, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $817 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,297.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,847.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.80%	$1,000.00	$1,032.70	$4.10
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Focused High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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FFH-SANN-1217
1.801609.114

Fidelity Advisor® Global High Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

October 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Global High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	2.5	2.0
APX Group, Inc.	1.4	1.6
TerraForm Power Operating LLC	1.4	0.7
Valeant Pharmaceuticals International, Inc.	1.3	1.2
Chesapeake Energy Corp.	1.0	1.2
	7.6

Top Five Countries as of October 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	40.7	45.0
Luxembourg	8.7	8.1
Netherlands	6.1	6.4
Cayman Islands	5.7	4.5
Canada	3.6	3.5

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	14.3	12.2
Banks & Thrifts	10.0	11.0
Telecommunications	9.0	11.1
Healthcare	6.0	5.9
Cable/Satellite TV	5.4	5.7

Quality Diversification (% of fund's net assets)

As of October 31, 2017
AAA,AA,A	0.3%
BBB	2.6%
BB	37.4%
B	33.9%
CCC,CC,C	12.6%
Not Rated	4.9%
Equities	1.6%
Short-Term Investments and Net Other Assets	6.7%

As of April 30, 2017
AAA,AA,A	0.1%
BBB	2.5%
BB	35.7%
B	31.7%
CCC,CC,C	16.9%
Not Rated	4.5%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Corporate Bonds	80.4%
Stocks	1.6%
Preferred Securities	7.4%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

 * Foreign investments - 52.6%

As of April 30, 2017*
Corporate Bonds	81.1%
Stocks	2.1%
Preferred Securities	7.4%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 48.5%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.4%
		Principal Amount(a)	Value
Aerospace - 0.4%
DAE Funding LLC:
4.5% 8/1/22 (b)		$50,000	$50,688
5% 8/1/24 (b)		65,000	66,381
Leonardo SpA:
1.5% 6/7/24 (Reg. S)	EUR	200,000	238,534
4.875% 3/24/25	EUR	100,000	144,946

TOTAL AEROSPACE			500,549

Air Transportation - 1.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		350,000	377,125
Azul Investments LLP 5.875% 10/26/24 (b)		200,000	199,300
Continental Airlines, Inc. 6.125% 4/29/18		55,000	55,809
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		300,000	326,850
United Continental Holdings, Inc.:
4.25% 10/1/22		300,000	301,500
6.375% 6/1/18		45,000	46,013

TOTAL AIR TRANSPORTATION			1,306,597

Automotive - 0.4%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	237,629
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	307,890

TOTAL AUTOMOTIVE			545,519

Automotive & Auto Parts - 1.9%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	303,000
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		170,000	177,438
Delphi Jersey Holdings PLC 5% 10/1/25 (b)		80,000	80,600
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	123,202
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	244,273
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	300,000	373,917
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		230,000	227,705
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	41,950
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	203,000
Tesla, Inc. 5.3% 8/15/25 (b)		220,000	212,300
Volkswagen International Finance NV 0.5% 3/30/21 (Reg. S)	EUR	100,000	117,804
ZF North America Capital, Inc.:
2.25% 4/26/19 (Reg. S)	EUR	100,000	120,178
2.75% 4/27/23 (Reg. S)	EUR	100,000	125,949

TOTAL AUTOMOTIVE & AUTO PARTS			2,351,316

Banks & Thrifts - 6.4%
Access Bank PLC 10.5% 10/19/21 (b)		25,000	28,256
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	206,560
Ally Financial, Inc.:
5.75% 11/20/25		945,000	1,043,044
8% 12/31/18		225,000	238,781
8% 11/1/31		257,000	339,240
8% 11/1/31		1,115,000	1,474,540
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	217,000
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	135,628
Banco Do Brasil SA 4.625% 1/15/25 (b)		300,000	299,400
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	226,500
Banco Macro SA 6.75% 11/4/26 (b)(c)		150,000	157,800
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	100,000	122,413
HOIST Kredit AB 1.125% 10/4/21 (Reg. S)	EUR	200,000	233,154
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	203,700
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	379,750
JSC BGEO Group 6% 7/26/23 (b)		450,000	462,447
Mercury Bondco PLC 7.125% 5/30/21 pay-in-kind(Reg. S) (c)	EUR	200,000	242,811
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	120,568
5.125% 5/28/24		317,000	339,178
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	204,537
Times Property Holdings Ltd. 6.25% 1/23/20 (Reg. S)		200,000	205,728
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	197,500
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	192,708
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	199,300
Turkiye Vakiflar Bankasi TAO 3.5% 6/17/19 (Reg. S)	EUR	100,000	119,046
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	145,234
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	204,980
7.375% 5/30/22 (b)		200,000	207,476

TOTAL BANKS & THRIFTS			8,147,279

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,625
4.75% 8/1/25		125,000	124,844
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		20,000	20,375
5% 8/1/27 (b)		125,000	126,094
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		400,000	422,000

TOTAL BROADCASTING			795,938

Building Materials - 1.6%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	121,469
CEMEX Finance LLC:
4.625% 6/15/24	EUR	100,000	127,046
6% 4/1/24 (Reg. S)		250,000	264,375
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	206,000
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	78,400
Grupo Cementos de Chihuahua S.A.B. de CV 5.25% 6/23/24 (b)		200,000	205,500
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	32,363
HeidelbergCement Finance Luxembourg SA 3.25% 10/21/21 (Reg. S)	EUR	300,000	392,249
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	99,250
Petrobras Global Finance BV 6.25% 3/17/24		200,000	214,470
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	315,300
USG Corp. 4.875% 6/1/27 (b)		15,000	15,563

TOTAL BUILDING MATERIALS			2,071,985

Cable/Satellite TV - 5.0%
Altice SA:
7.625% 2/15/25 (b)		700,000	759,500
7.75% 5/15/22 (b)		235,000	248,806
Altice U.S. Finance SA 7.75% 7/15/25 (b)		210,000	229,425
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	57,475
Cablevision SA 6.5% 6/15/21 (b)		200,000	214,040
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		545,000	550,450
5.5% 5/1/26 (b)		110,000	112,750
5.75% 1/15/24		615,000	638,831
5.75% 2/15/26 (b)		65,000	67,958
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	259,463
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	355,350
DISH DBS Corp. 5% 3/15/23		470,000	454,725
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	216,706
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	128,746
Unitymedia Hessen GmbH & Co. KG 5.75% 1/15/23 (Reg. S)	EUR	145,800	176,462
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	122,552
5.5% 1/15/23 (b)		180,000	184,950
UPCB Finance VII Ltd. 3.625% 6/15/29 (Reg. S)	EUR	400,000	468,124
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	123,125
VTR Finance BV 6.875% 1/15/24 (b)		600,000	636,150
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	162,800
Ziggo Secured Finance BV 4.25% 1/15/27 (Reg. S)	EUR	100,000	124,613

TOTAL CABLE/SATELLITE TV			6,293,001

Chemicals - 2.2%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	100,000	122,600
CF Industries Holdings, Inc.:
4.95% 6/1/43		170,000	155,975
5.15% 3/15/34		100,000	99,750
5.375% 3/15/44		65,000	62,400
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		175,000	183,531
INEOS Finance PLC 2.125% 11/15/25 (Reg. S)	EUR	100,000	116,631
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	208,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)		140,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	71,313
5.25% 6/1/27 (b)		70,000	71,400
OCP SA 5.625% 4/25/24 (b)		200,000	214,748
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		200,000	207,250
The Chemours Co. LLC 5.375% 5/15/27		25,000	26,688
TPC Group, Inc. 8.75% 12/15/20 (b)		290,000	283,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		300,000	315,750
Tronox Finance PLC 5.75% 10/1/25 (b)		35,000	36,531
Valvoline, Inc. 4.375% 8/15/25 (b)		400,000	404,000
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	205,798

TOTAL CHEMICALS			2,785,840

Containers - 1.8%
ARD Finance SA:
6.625% 9/15/23 (Reg. S) pay-in-kind (c)	EUR	100,000	125,176
7.125% 9/15/23 pay-in-kind (c)		200,000	213,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	100,000	119,980
6% 2/15/25 (b)		200,000	212,250
6.75% 5/15/24 (Reg. S)	EUR	100,000	130,305
7.25% 5/15/24 (b)		200,000	219,750
Ball Corp. 4.375% 12/15/23	EUR	200,000	267,275
Kleopatra Holdings 1 SCA 8.5% 6/30/23 pay-in-kind(Reg. S) (c)	EUR	200,000	234,610
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	206,720
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	20,396
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	289,990
Silgan Holdings, Inc.:
3.25% 3/15/25 (b)	EUR	100,000	121,016
3.25% 3/15/25 (Reg. S)	EUR	100,000	121,016

TOTAL CONTAINERS			2,281,484

Diversified Financial Services - 4.0%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	118,240
Arrow Global Finance PLC 3 month EURIBOR + 2.875% 2.875% 4/1/25 (Reg. S) (c)(f)	EUR	100,000	116,485
Ascend Learning LLC 6.875% 8/1/25 (b)		85,000	89,038
Cabot Financial SA (Luxembourg) 3 month EURIBOR + 5.875% 5.875% 11/15/21 (Reg. S) (c)(f)	EUR	150,000	182,957
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		195,000	211,819
Comcel Trust 6.875% 2/6/24 (b)		200,000	211,000
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		30,000	30,938
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (b)		70,000	67,025
FLY Leasing Ltd. 5.25% 10/15/24		60,000	60,263
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	250,031
Gemdale Ever Prosperity Investment Ltd. 4.95% 7/26/22 (Reg. S)		300,000	304,751
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		90,000	97,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		305,000	315,105
6.25% 2/1/22		30,000	31,350
6.75% 2/1/24		55,000	58,231
International Lease Finance Corp. 5.875% 8/15/22		175,000	196,708
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	108,937
LHC3 PLC 4.125% 8/15/24 pay-in-kind (Reg. S) (c)	EUR	200,000	240,709
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	54,000
Navient Corp.:
5% 10/26/20		54,000	55,620
6.5% 6/15/22		65,000	68,981
7.25% 9/25/23		55,000	59,572
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (b)		40,000	41,592
Pontis IV Ltd. 5.125% 3/31/27 (b)		200,000	203,750
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		660,000	731,412
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		25,000	24,563
SLM Corp.:
5.5% 1/25/23		475,000	480,938
6.125% 3/25/24		205,000	210,381
8% 3/25/20		190,000	209,475
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	293,808

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,125,554

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		15,000	15,413
MDC Partners, Inc. 6.5% 5/1/24 (b)		205,000	209,100

TOTAL DIVERSIFIED MEDIA			224,513

Energy - 13.0%
Afren PLC 10.25% 4/8/19 (b)(d)(e)		285,920	51
Antero Resources Corp.:
5.125% 12/1/22		215,000	220,913
5.625% 6/1/23 (Reg. S)		80,000	83,800
Areva SA 4.875% 9/23/24	EUR	300,000	393,661
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	213,118
Bulgarian Energy Holding EAD 4.875% 8/2/21	EUR	100,000	126,976
Calfrac Holdings LP 7.5% 12/1/20 (b)		155,000	151,900
California Resources Corp. 8% 12/15/22 (b)		350,000	231,000
Callon Petroleum Co. 6.125% 10/1/24		25,000	26,000
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		20,000	20,350
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		70,000	72,188
5.875% 3/31/25		80,000	86,600
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.6092% 4/15/19 (c)(f)		70,000	69,300
4.875% 4/15/22		180,000	166,500
5.75% 3/15/23		65,000	59,313
8% 12/15/22 (b)		168,000	180,758
8% 1/15/25 (b)		305,000	305,000
8% 6/15/27 (b)		560,000	540,050
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	201,066
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	167,400
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (b)(c)(f)		470,000	468,927
6.875% 6/15/25 (b)		275,000	290,813
Covey Park Energy LLC 7.5% 5/15/25 (b)		50,000	51,875
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		95,000	101,650
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	204,500
Ensco PLC:
4.5% 10/1/24		140,000	114,800
5.2% 3/15/25		30,000	25,275
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		35,000	35,700
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,925
6% 10/1/22		300,000	298,125
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		40,000	42,600
FTS International, Inc. 6.25% 5/1/22		160,000	155,200
Gaz Capital SA:
3.389% 3/20/20 (Reg. S)	EUR	100,000	122,892
3.6% 2/26/21 (Reg. S)	EUR	300,000	375,863
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	203,095
Gulfmark Offshore, Inc. 6.375% 3/15/22 (d)		330,000	69,300
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	318,400
5.75% 10/1/25 (b)		200,000	204,750
Hilong Holding Ltd. 7.25% 6/22/20 (Reg. S)		200,000	199,743
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (Reg. S)		200,000	208,485
Jonah Energy LLC 7.25% 10/15/25 (b)		105,000	105,000
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	207,000
Medco Strait Services Pte. Ltd. 8.5% 8/17/22		200,000	212,841
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	50,500
4.5% 9/15/27 (b)		35,000	35,219
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		15,000	15,431
4.875% 8/15/27 (b)		15,000	15,525
Noble Holding International Ltd.:
3.95% 3/15/22		90,000	75,600
4.625% 3/1/21		8,000	7,400
6.05% 3/1/41		5,000	3,313
6.2% 8/1/40		85,000	57,375
7.75% 1/15/24		225,000	201,375
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	416,200
NuStar Logistics LP 5.625% 4/28/27		30,000	31,650
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	46,125
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	167,200
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		88,000	100,100
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	433,840
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		35,000	36,116
6.25% 6/1/24 (b)		10,000	10,600
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		130,000	135,200
7.25% 6/15/25 (b)		70,000	72,363
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)		130,000	134,550
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	20,600
6.375% 3/31/25 (b)		25,000	25,781
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		200,000	218,700
Pride International, Inc. 7.875% 8/15/40		95,000	79,325
Puma International Financing SA:
5.125% 10/6/24 (Reg. S)		200,000	204,540
6.75% 2/1/21 (Reg. S)		200,000	204,768
Range Resources Corp. 4.875% 5/15/25		60,000	57,900
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	259,736
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	123,125
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	16,664
SemGroup Corp. 7.25% 3/15/26 (b)		70,000	71,225
SESI LLC 7.75% 9/15/24 (b)		40,000	41,400
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	199,250
SM Energy Co.:
5% 1/15/24		65,000	62,075
5.625% 6/1/25		110,000	106,975
6.125% 11/15/22		150,000	150,750
6.5% 11/15/21		30,000	30,300
6.5% 1/1/23		15,000	15,263
6.75% 9/15/26		25,000	25,656
Southwestern Energy Co.:
7.5% 4/1/26		65,000	67,438
7.75% 10/1/27		50,000	52,000
Summit Midstream Holdings LLC 5.75% 4/15/25		45,000	45,900
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		110,000	115,225
6.375% 4/1/23		60,000	63,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	36,050
5.375% 2/1/27		35,000	36,356
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	86,913
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		445,000	466,138
6.625% 6/15/25 (b)(c)		1,210,000	1,312,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,650
6.375% 5/1/24		45,000	49,275
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		200,000	207,508
Transocean, Inc. 7.5% 1/15/26 (b)		130,000	133,900
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	467,270
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		25,000	24,313
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	195,649
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		55,000	55,550
7.125% 4/15/25 (b)		40,000	39,900
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	205,000
Weatherford International Ltd. 9.875% 2/15/24		115,000	123,050
WPX Energy, Inc.:
5.25% 9/15/24		105,000	105,394
6% 1/15/22		149,000	155,146
7.5% 8/1/20		44,000	47,740
8.25% 8/1/23		100,000	112,625
YPF SA:
8.5% 3/23/21 (b)		275,000	311,388
8.5% 7/28/25 (b)		400,000	465,200
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	122,506

TOTAL ENERGY			16,432,102

Entertainment/Film - 1.3%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27		45,000	44,550
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		565,000	594,663
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	170,170
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		868,830	868,830

TOTAL ENTERTAINMENT/FILM			1,678,213

Environmental - 0.6%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	25,313
Covanta Holding Corp.:
5.875% 3/1/24		110,000	110,275
5.875% 7/1/25		15,000	14,850
6.375% 10/1/22		95,000	98,088
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	465,581

TOTAL ENVIRONMENTAL			714,107

Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		80,000	70,400
6.625% 6/15/24		35,000	32,900
Albertsons, Inc.:
6.625% 6/1/28		75,000	57,563
7.45% 8/1/29		5,000	4,138
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		90,000	82,125
9.375% 9/15/18 pay-in-kind (b)(c)		88,984	24,916
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	137,154
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	26,563
Darling Global Finance BV 4.75% 5/30/22 (Reg. S)	EUR	100,000	121,727
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	205,438
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	388,850
Tesco PLC 5.125% 4/10/47	EUR	100,000	144,813
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	99,000

TOTAL FOOD & DRUG RETAIL			1,395,587

Food/Beverage/Tobacco - 2.4%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	211,168
ESAL GmbH 6.25% 2/5/23 (b)		105,000	101,063
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	323,250
JBS Investments GmbH:
7.25% 4/3/24 (b)		383,000	378,213
7.75% 10/28/20 (b)		170,000	173,485
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		415,000	402,550
5.875% 7/15/24 (b)		10,000	9,825
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	47,025
4.875% 11/1/26 (b)		45,000	47,306
MHP SA 8.25% 4/2/20 (b)		200,000	216,000
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		400,000	414,800
7.75% 1/31/23 (Reg. S)		200,000	209,250
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		25,000	26,469
5.875% 9/30/27 (b)		45,000	46,800
Post Holdings, Inc.:
5.5% 3/1/25 (b)		75,000	78,188
5.75% 3/1/27 (b)		160,000	166,200
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	73,938
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	155,625

TOTAL FOOD/BEVERAGE/TOBACCO			3,081,155

Gaming - 2.5%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	435,578
Cleopatra Finance Ltd.:
4.125% 2/15/20	EUR	100,000	124,895
4.75% 2/15/23 (Reg. S)	EUR	200,000	262,674
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	200,000	243,463
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		220,000	221,441
Eldorado Resorts, Inc. 6% 4/1/25		70,000	73,850
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	32,475
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		15,000	16,200
MGM Growth Properties Operating Partnership LP 4.5% 1/15/28 (b)		50,000	49,875
MGM Mirage, Inc. 8.625% 2/1/19		115,000	123,194
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		305,000	323,300
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,525
Scientific Games Corp.:
5% 10/15/25 (b)		20,000	20,300
7% 1/1/22 (b)		45,000	47,588
10% 12/1/22		270,000	298,669
Station Casinos LLC 5% 10/1/25 (b)		90,000	90,113
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	205,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		45,000	43,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		85,000	86,806
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	203,260
5.5% 10/1/27 (b)		200,000	202,644

TOTAL GAMING			3,121,225

Healthcare - 5.4%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	25,375
Community Health Systems, Inc.:
6.25% 3/31/23		145,000	139,563
6.875% 2/1/22		280,000	202,650
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	102,750
Ephios Bondco PLC 6.25% 7/1/22	EUR	100,000	124,125
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	119,803
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	337,818
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	504,375
5.875% 3/15/22		274,000	300,030
5.875% 2/15/26		85,000	89,356
7.5% 2/15/22		180,000	204,300
HealthSouth Corp.:
5.75% 11/1/24		150,000	153,563
5.75% 9/15/25		15,000	15,469
Hologic, Inc. 4.375% 10/15/25 (b)		35,000	35,560
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	300,000	361,738
5% 10/15/26 (b)		200,000	212,500
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27		75,000	77,063
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	100,000	119,234
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		205,000	205,256
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	160,038
5.5% 2/1/21		120,000	123,750
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		165,000	162,319
6.75% 6/15/23		470,000	441,213
7.5% 1/1/22 (b)		40,000	42,100
8.125% 4/1/22		515,000	517,575
THC Escrow Corp. III 5.125% 5/1/25 (b)		210,000	204,488
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		475,000	467,281
5.5% 3/1/23 (b)		115,000	96,600
5.5% 11/1/25 (b)		70,000	71,575
5.875% 5/15/23 (b)		625,000	528,125
6.125% 4/15/25 (b)		5,000	4,200
6.5% 3/15/22 (b)		80,000	84,800
6.75% 8/15/21 (b)		30,000	29,063
7% 3/15/24 (b)		160,000	173,200
7.25% 7/15/22 (b)		25,000	23,938
7.5% 7/15/21 (b)		273,000	268,564
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	91,200
Wellcare Health Plans, Inc. 5.25% 4/1/25		50,000	52,625

TOTAL HEALTHCARE			6,873,182

Homebuilders/Real Estate - 1.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	247,326
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,219
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	15,713
6.5% 12/15/20 (b)		115,000	117,444
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	213,000
Central China Real Estate Ltd. 8.75% 1/23/21 (Reg. S)		200,000	215,500
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	199,621
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	113,025
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	169,397
Jingrui Holdings Ltd. 7.75% 4/12/20		200,000	193,993
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	210,500
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		37,000	38,931
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	26,250
Oceanwide Holdings International 2015 Co., Ltd. 9.625% 8/11/20 (Reg. S)		200,000	205,562
Ryland Group, Inc. 5.375% 10/1/22		55,000	59,950
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	31,125
6.125% 4/1/25 (b)		30,000	31,200
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	88,200
William Lyon Homes, Inc. 5.875% 1/31/25		40,000	40,800
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	190,057

TOTAL HOMEBUILDERS/REAL ESTATE			2,412,813

Hotels - 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		70,000	72,188
4.875% 4/1/27		40,000	42,000

TOTAL HOTELS			114,188

Insurance - 0.7%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	127,800
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	100,000	150,645
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	145,716
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	150,000	179,011
Sumitomo Life Insurance Co. 4% 9/14/77 (Reg. S) (c)		200,000	196,912
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	77,813

TOTAL INSURANCE			877,897

Leisure - 0.1%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)		35,000	36,969
Silversea Cruises 7.25% 2/1/25 (b)		25,000	26,813
Viking Cruises Ltd. 5.875% 9/15/27 (b)		70,000	70,525

TOTAL LEISURE			134,307

Metals/Mining - 3.3%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)(e)		210,000	0
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	117,337
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	121,266
3.125% 1/14/22 (Reg. S)	EUR	100,000	128,721
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		25,000	26,125
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		85,000	88,188
7.25% 5/15/22 (b)		220,000	229,900
7.25% 4/1/23 (b)		400,000	423,000
7.5% 4/1/25 (b)		200,000	211,750
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (b)		45,000	45,900
Freeport-McMoRan, Inc.:
6.5% 11/15/20		15,000	15,281
6.75% 2/1/22		50,000	52,000
6.875% 2/15/23		215,000	235,182
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		200,000	205,000
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	45,200
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	222,000
Murray Energy Corp. 11.25% 4/15/21 (b)		150,000	82,500
New Gold, Inc. 6.375% 5/15/25 (b)		105,000	111,563
Novelis Corp. 5.875% 9/30/26 (b)		70,000	72,143
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	209,620
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	216,508
Qinghai Provincial Investment Group Co. Ltd. 6.3% 9/26/18 (Reg. S)		200,000	202,300
Southern Copper Corp. 7.5% 7/27/35		150,000	197,983
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	203,800
Vedanta Resources PLC:
6.125% 8/9/24		200,000	204,050
6.375% 7/30/22 (b)		300,000	313,860
VM Holding SA 5.375% 5/4/27 (b)		200,000	211,240
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)(e)		155,000	0

TOTAL METALS/MINING			4,192,417

Paper - 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		30,000	31,013
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	253,099

TOTAL PAPER			284,112

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	100,050
Clear Channel International BV 8.75% 12/15/20 (b)		20,000	21,000
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		45,000	47,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	251,563
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		410,000	409,488

TOTAL PUBLISHING/PRINTING			829,351

Railroad - 0.2%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	200,000	250,046
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		160,000	161,152
4.625% 1/15/22 (b)		70,000	71,631
5% 10/15/25 (b)		140,000	142,625
Arcos Dorados Holdings, Inc. 5.875% 4/4/27 (b)		200,000	212,046
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	122,100
8.75% 10/1/25 (b)		65,000	66,788
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	51,313
5% 6/1/24 (b)		195,000	205,725
5.25% 6/1/26 (b)		100,000	106,265

TOTAL RESTAURANTS			1,139,645

Services - 3.0%
APX Group, Inc.:
7.625% 9/1/23		250,000	263,125
7.875% 12/1/22		515,000	555,556
8.75% 12/1/20		1,000,000	1,025,000
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		200,000	201,500
4.375% 8/15/27 (b)		200,000	202,500
Avantor, Inc. 6% 10/1/24 (b)		110,000	112,200
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		45,000	48,825
CDK Global, Inc. 4.875% 6/1/27 (b)		105,000	109,463
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	127,910
FTI Consulting, Inc. 6% 11/15/22		175,000	180,705
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)		80,000	84,500
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		36,000	38,963
7.75% 6/1/24 (b)		36,000	39,510
IHS Markit Ltd. 4.75% 2/15/25 (b)		65,000	68,738
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	100,000	122,659
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	196,900
Laureate Education, Inc. 8.25% 5/1/25 (b)		180,000	193,725
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		176,000	166,540
United Rentals North America, Inc. 5.5% 5/15/27		45,000	48,150

TOTAL SERVICES			3,786,469

Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	58,988
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)		165,000	159,844
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	206,560
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		132,008	137,288
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	180,000	220,786
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	199,600

TOTAL STEEL			983,066

Super Retail - 0.3%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	211,300
Netflix, Inc.:
4.375% 11/15/26 (b)		110,000	107,869
4.875% 4/15/28 (b)		85,000	84,486

TOTAL SUPER RETAIL			403,655

Technology - 3.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	393,300
Brocade Communications Systems, Inc. 4.625% 1/15/23		140,000	143,325
CDW LLC/CDW Finance Corp. 5% 9/1/25		35,000	36,706
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		155,000	163,719
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	68,073
7.125% 6/15/24 (b)		65,000	71,744
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		320,000	332,000
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		150,000	169,313
HT Global IT Solutions Holdings Ltd. 7% 7/14/21 (Reg. S)		200,000	211,985
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		80,000	84,250
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	47,363
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	201,410
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	63,075
5.5% 2/1/25		85,000	90,313
NXP BV/NXP Funding LLC 4.625% 6/1/23 (b)		200,000	215,500
Parametric Technology Corp. 6% 5/15/24		20,000	21,699
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	89,038
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	126,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	467,400
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	215,000
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	25,500
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		455,000	484,575
Western Digital Corp. 10.5% 4/1/24		110,000	129,085

TOTAL TECHNOLOGY			3,850,373

Telecommunications - 7.7%
Altice Financing SA 5.25% 2/15/23 (Reg. S)	EUR	100,000	122,309
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	176,082
7.625% 2/15/25 (b)		400,000	428,560
8.125% 1/15/24 (b)		200,000	215,524
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	208,380
8.625% 5/6/19 (Reg. S)		200,000	208,380
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		200,000	209,000
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	242,942
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		15,000	15,731
5.375% 3/15/27 (b)		15,000	16,031
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	196,732
Equinix, Inc. 5.375% 5/15/27		50,000	53,563
GCI, Inc. 6.875% 4/15/25		85,000	92,013
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	261,250
GTH Finance BV 7.25% 4/26/23 (b)		200,000	226,468
GTT Communications, Inc. 7.875% 12/31/24 (b)		300,000	319,875
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		260,000	275,600
9.75% 7/15/25 (b)		80,000	80,500
Intelsat Luxembourg SA 8.125% 6/1/23		100,000	60,688
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	201,020
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		200,000	216,000
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	363,125
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	400,750
10.875% 10/15/25 (b)		200,000	245,000
Nokia Corp.:
3.375% 6/12/22		35,000	34,869
4.375% 6/12/27		45,000	45,000
Sable International Finance Ltd. 6.875% 8/1/22 (b)		445,000	477,263
SFR Group SA 7.375% 5/1/26 (b)		55,000	59,125
Sprint Capital Corp.:
6.9% 5/1/19		615,000	648,825
8.75% 3/15/32		240,000	291,000
Sprint Communications, Inc. 6% 11/15/22		40,000	42,000
Sprint Corp.:
7.125% 6/15/24		200,000	216,188
7.25% 9/15/21		10,000	10,900
7.875% 9/15/23		540,000	603,450
T-Mobile U.S.A., Inc. 6.836% 4/28/23		285,000	300,675
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	205,605
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	200,000	266,823
4.875% 9/25/20 (Reg. S)	EUR	100,000	132,366
5.25% 3/17/55	EUR	100,000	143,345
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	205,612
VimpelCom Holdings BV 4.95% 6/16/24 (b)		200,000	204,652
Wind Acquisition Finance SA 4% 7/15/20 (Reg. S)	EUR	350,000	411,774
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	200,000	233,669
5% 1/20/26 (b)		200,000	201,298
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	142,256

TOTAL TELECOMMUNICATIONS			9,712,218

Textiles/Apparel - 0.4%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	238,969
Prime Bloom Holdings Ltd. 7.5% 12/19/19 (Reg. S)		200,000	202,534

TOTAL TEXTILES/APPAREL			441,503

Transportation Ex Air/Rail - 0.4%
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	207,288
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	136,400
Teekay Corp. 8.5% 1/15/20		145,000	146,631

TOTAL TRANSPORTATION EX AIR/RAIL			490,319

Utilities - 4.9%
ContourGlobal Power Holdings SA 5.125% 6/15/21 (Reg. S)	EUR	200,000	244,868
DPL, Inc. 6.75% 10/1/19		1,000,000	1,052,500
Dynegy, Inc.:
5.875% 6/1/23		70,000	72,275
7.375% 11/1/22		105,000	112,744
7.625% 11/1/24		245,000	267,663
8% 1/15/25 (b)		45,000	49,163
8.125% 1/30/26 (b)		245,000	271,950
Enel SpA 5% 1/15/75 (c)	EUR	300,000	380,906
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		31,737	45,225
12.25% 3/1/22 (b)(c)(d)		650,609	993,806
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	199,050
InterGen NV 7% 6/30/23 (b)		645,000	625,650
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	202,500
NRG Energy, Inc. 6.625% 3/15/23		310,000	320,850
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		316,375	343,663
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	31,875
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	200,000	257,435
7.375% 1/17/27		300,000	333,150
PPL Energy Supply LLC 6.5% 6/1/25		50,000	43,500
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		73,000	73,913
RWE AG 3.5% 4/21/75 (Reg. S) (c)	EUR	150,000	183,639
The AES Corp. 5.125% 9/1/27		55,000	56,458

TOTAL UTILITIES			6,162,783

TOTAL NONCONVERTIBLE BONDS
(Cost $98,085,885)			101,790,308
		Shares	Value

Common Stocks - 1.3%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. (e)(g)		3,510	127,518
General Motors Co.		3,168	136,161

TOTAL AUTOMOTIVE & AUTO PARTS			263,679

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	217,413
Energy - 0.2%
Contura Energy, Inc.		25	1,478
Contura Energy, Inc. warrants 7/26/23 (g)		41	943
Extraction Oil & Gas, Inc.		1,041	16,604
LINN Energy, Inc.		491	18,928
Pacific Exploration and Production Corp.		3,454	103,077
Southwestern Energy Co. (g)		1,927	10,695
The Williams Companies, Inc.		1,900	54,150

TOTAL ENERGY			205,875

Food/Beverage/Tobacco - 0.1%
U.S. Foods Holding Corp. (g)		6,800	185,504
Gaming - 0.1%
Penn National Gaming, Inc. (g)		4,600	120,014
Healthcare - 0.2%
HCA Holdings, Inc. (g)		2,600	196,690
Legend Acquisition, Inc. (e)(g)		2,128	50,540

TOTAL HEALTHCARE			247,230

Homebuilders/Real Estate - 0.0%
Keane Group, Inc.		1,100	16,984
Hotels - 0.1%
Extended Stay America, Inc. unit		7,700	152,614
Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc.		363	1,452
Warrior Metropolitan Coal, Inc.		1,129	29,377

TOTAL METALS/MINING			30,829

Services - 0.2%
United Rentals, Inc. (g)		1,300	183,924
WP Rocket Holdings, Inc. (e)(g)(h)		356,213	3,562

TOTAL SERVICES			187,486

Steel - 0.0%
ANR, Inc.		363	7,623
ANR, Inc. rights 3/31/23 (g)		216,142	1,729

TOTAL STEEL			9,352

TOTAL COMMON STOCKS
(Cost $2,245,246)			1,636,980

Convertible Preferred Stocks - 0.3%
Energy - 0.0%
Southwestern Energy Co. Series B 6.25%		5,200	66,138
Healthcare - 0.2%
Allergan PLC 5.50%		300	192,375
Teva Pharmaceutical Industries Ltd. 7%		250	71,050

TOTAL HEALTHCARE			263,425

Utilities - 0.1%
Dynegy, Inc. 7.00%		1,600	131,040
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $798,774)			460,603
		Principal Amount(a)	Value

Bank Loan Obligations - 3.9%
Aerospace - 0.1%
TransDigm, Inc. Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2623% 8/22/24 (c)(f)		129,675	130,262
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (e)		17,397	17,353
Cable/Satellite TV - 0.3%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (c)(f)		190,000	190,044
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4867% 8/19/23 (c)(f)		210,000	210,263

TOTAL CABLE/SATELLITE TV			400,307

Chemicals - 0.0%
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 10/12/24 (c)(f)		10,000	10,016
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (c)(f)		9,070	9,142
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (c)(f)		20,930	21,096

TOTAL CHEMICALS			40,254

Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.3801% 9/20/24 (c)(f)		15,000	15,164
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (c)(f)		124,688	125,155

TOTAL DIVERSIFIED FINANCIAL SERVICES			140,319

Energy - 0.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 5/18/23 (c)(f)		224,438	226,401
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (c)(f)		49,875	50,389
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6117% 12/31/21 (c)(f)		230,000	246,291
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (c)(f)		119,000	127,529
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (c)(f)		255,000	249,051
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9923% 4/16/21 (c)(f)		15,000	14,618
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 6/3/18 (c)(f)		47,875	15,611
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (c)(f)		99,074	75,154

TOTAL ENERGY			1,005,044

Gaming - 0.0%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (c)(f)		4,975	4,976
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (c)(f)		110,000	106,700
Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.6301% 11/4/22 (c)(f)		4,681	4,751
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4896% 8/14/22 (c)(f)		4,975	5,008
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (c)(f)		15,000	15,031

TOTAL INSURANCE			20,039

Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4923% 7/31/24 (c)(f)		5,000	5,050
Metals/Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (c)(f)		39,454	35,071
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (c)(f)		9,950	10,020
Publishing/Printing - 0.1%
Harland Clarke Holdings Corp. Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 2/9/22 (c)(f)		88,931	88,915
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (c)(f)		302,851	303,154
Services - 0.9%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (c)(f)		204,488	205,737
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 8/13/22 (c)(f)		765,727	769,081
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (c)(f)		95,000	94,763

TOTAL SERVICES			1,069,581

Technology - 0.3%
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.1301% 9/19/24 (c)(f)		25,000	25,271
First Data Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7379% 4/26/24 (c)(f)		36,917	37,062
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (c)(f)		115,000	118,252
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.8328% 9/29/25 (c)(f)		75,000	76,125
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (c)(f)		61,700	62,060
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (c)(f)		95,000	95,950

TOTAL TECHNOLOGY			414,720

Telecommunications - 0.6%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0711% 6/30/19 (c)(f)		245,000	244,147
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 1/31/25 (c)(f)		490,000	491,759

TOTAL TELECOMMUNICATIONS			735,906

Utilities - 0.3%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2422% 6/30/18 (c)(f)		400,000	402,500
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,822,529)			4,934,922

Preferred Securities - 7.4%
Automotive & Auto Parts - 0.2%
Baoxin Auto Finance I Ltd. 5.625% (c)(i)		200,000	200,156
Banks & Thrifts - 3.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		200,000	216,879
Banco Do Brasil SA 9% (b)(c)(i)		200,000	226,189
Banco Mercantil del Norte SA 7.625% (b)(c)(i)		400,000	436,655
Bank of East Asia Ltd. 5.5% (Reg. S) (c)(i)		200,000	211,135
Barclays Bank PLC 7.625% 11/21/22		420,000	496,747
China CITIC Bank International Ltd. 4.25% (Reg. S) (c)(i)		200,000	197,969
Chong Hing Bank Ltd. 6.5% (c)(i)		200,000	209,495
Citigroup, Inc. 5.35% (c)(i)		550,000	589,031
Credit Agricole SA:
6.5%(Reg. S) (c)(i)	EUR	200,000	270,771
6.625% (b)(c)(i)		315,000	333,380
7.875% (b)(c)(i)		200,000	229,438
8.125% (b)(c)(i)		200,000	242,476
Intesa Sanpaolo SpA 8.047% (c)(i)	EUR	350,000	438,598
Royal Bank of Scotland Group PLC 8.625% (c)(i)		200,000	227,996
Standard Chartered PLC 7.5% (b)(c)(i)		200,000	220,626

TOTAL BANKS & THRIFTS			4,547,385

Building Materials - 0.2%
Wisdom Glory Group Ltd. 5.25% (Reg. S) (c)(i)		200,000	204,384
Cable/Satellite TV - 0.1%
SES SA 4.625%/VAR (Reg. S) unit (i)		100,000	130,567
Chemicals - 0.1%
Solvay SA 5.869% (c)(i)	EUR	100,000	143,484
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (i)		600,000	624,737
Containers - 0.1%
Colombia Telecomunicacines Sa 8.5% (b)(c)(i)		100,000	107,501
Diversified Financial Services - 0.5%
China Cinda Asset Management Co. Ltd. 4.45% (Reg. S) (c)(i)		200,000	199,522
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(i)	EUR	150,000	180,731
Magnesita Finance Ltd. 8.625% (b)(i)		30,000	30,085
Nanyang Commercial Bank Ltd. 5% (Reg. S) (c)(i)		200,000	205,748

TOTAL DIVERSIFIED FINANCIAL SERVICES			616,086

Energy - 0.3%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(i)	EUR	300,000	393,738
Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(i)		200,000	199,250
Homebuilders/Real Estate - 1.0%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(i)		200,000	201,440
Grand City Properties SA 3.75% (c)(i)	EUR	200,000	257,973
Moon Wise Global Ltd. 9% (Reg. S) (c)(i)		200,000	216,090
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	201,853
Sino-Ocean Land Treasure Finan 4.9% (Reg. S) (c)(i)		200,000	201,497
Yuzhou Properties Co. 5.375% (Reg. S) (c)(i)		200,000	199,274

TOTAL HOMEBUILDERS/REAL ESTATE			1,278,127

Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg. S) (c)(i)	EUR	200,000	245,913
Telefonica Europe BV:
5% (Reg. S) (c)(i)	EUR	300,000	390,324
6.5% (Reg. S) (c)(i)	EUR	200,000	246,677

TOTAL TELECOMMUNICATIONS			882,914

TOTAL PREFERRED SECURITIES
(Cost $8,878,344)			9,328,329
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.10% (j)
(Cost $7,239,557)		7,238,612	7,240,060
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $122,070,335)			125,391,202
NET OTHER ASSETS (LIABILITIES) - 1.0%			1,256,420
NET ASSETS - 100%			$126,647,622

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,450,226 or 43.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,562 or 0.0% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,517
Fidelity Securities Lending Cash Central Fund	35
Total	$41,552

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$721,811	$594,293	$--	$127,518
Energy	312,194	246,056	66,138	--
Health Care	510,655	196,690	263,425	50,540
Industrials	204,470	200,908	--	3,562
Materials	217,413	217,413	--	--
Utilities	131,040	--	131,040	--
Corporate Bonds	101,790,308	--	101,790,257	51
Bank Loan Obligations	4,934,922	--	4,917,569	17,353
Preferred Securities	9,328,329	--	9,328,329	--
Money Market Funds	7,240,060	7,240,060	--	--
Total Investments in Securities:	$125,391,202	$8,695,420	$116,496,758	$199,024

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	47.4%
Luxembourg	8.7%
Netherlands	6.1%
Cayman Islands	5.7%
Canada	3.6%
United Kingdom	3.2%
British Virgin Islands	2.5%
Ireland	2.4%
Argentina	2.2%
Italy	1.9%
Mexico	1.7%
France	1.5%
Germany	1.1%
Multi-National	1.1%
Singapore	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $114,830,778)	$118,151,142
Fidelity Central Funds (cost $7,239,557)	7,240,060
Total Investment in Securities (cost $122,070,335)		$125,391,202
Cash		731,674
Foreign currency held at value (cost $136,587)		136,272
Receivable for investments sold		240,774
Receivable for fund shares sold		321,040
Dividends receivable		14,758
Interest receivable		1,851,771
Distributions receivable from Fidelity Central Funds		7,194
Prepaid expenses		246
Receivable from investment adviser for expense reductions		3,010
Total assets		128,697,941
Liabilities
Payable for investments purchased	$1,727,007
Payable for fund shares redeemed	115,866
Distributions payable	64,912
Accrued management fee	73,711
Distribution and service plan fees payable	5,743
Other affiliated payables	19,289
Other payables and accrued expenses	43,791
Total liabilities		2,050,319
Net Assets		$126,647,622
Net Assets consist of:
Paid in capital		$126,487,820
Undistributed net investment income		325,468
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,488,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,322,513
Net Assets		$126,647,622
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,552,373 ÷ 770,591 shares)		$9.80
Maximum offering price per share (100/96.00 of $9.80)		$10.21
Class M:
Net Asset Value and redemption price per share ($3,907,003 ÷ 398,684 shares)		$9.80
Maximum offering price per share (100/96.00 of $9.80)		$10.21
Class C:
Net Asset Value and offering price per share ($4,212,856 ÷ 429,836 shares)(a)		$9.80
Global High Income:
Net Asset Value, offering price and redemption price per share ($107,722,592 ÷ 10,990,516 shares)		$9.80
Class I:
Net Asset Value, offering price and redemption price per share ($3,252,798 ÷ 331,874 shares)		$9.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$259,995
Interest		2,940,557
Income from Fidelity Central Funds		41,552
Total income		3,242,104
Expenses
Management fee	$396,639
Transfer agent fees	84,826
Distribution and service plan fees	32,465
Accounting and security lending fees	23,258
Custodian fees and expenses	8,393
Independent trustees' fees and expenses	208
Registration fees	33,018
Audit	39,817
Legal	6,424
Miscellaneous	487
Total expenses before reductions	625,535
Expense reductions	(27,173)	598,362
Net investment income (loss)		2,643,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,149,140)
Foreign currency transactions	4,000
Total net realized gain (loss)		(1,145,140)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,841,370
Assets and liabilities in foreign currencies	(1,297)
Total change in net unrealized appreciation (depreciation)		3,840,073
Net gain (loss)		2,694,933
Net increase (decrease) in net assets resulting from operations		$5,338,675

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,643,742	$5,224,215
Net realized gain (loss)	(1,145,140)	(46,333)
Change in net unrealized appreciation (depreciation)	3,840,073	4,535,843
Net increase (decrease) in net assets resulting from operations	5,338,675	9,713,725
Distributions to shareholders from net investment income	(2,422,495)	(4,739,795)
Share transactions - net increase (decrease)	21,812,996	(9,314,472)
Redemption fees	6,781	30,815
Total increase (decrease) in net assets	24,735,957	(4,309,727)
Net Assets
Beginning of period	101,911,665	106,221,392
End of period	$126,647,622	$101,911,665
Other Information
Undistributed net investment income end of period	$325,468	$104,221

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.46	$9.74
Income from Investment Operations
Net investment income (loss)A	.220	.463	.462	.476	.506	.526
Net realized and unrealized gain (loss)	.240	.422	(.541)	(.293)B	(.036)	.714
Total from investment operations	.460	.885	(.079)	.183	.470	1.240
Distributions from net investment income	(.201)	(.418)	(.454)	(.486)	(.483)	(.477)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.201)	(.418)	(.454)	(.796)	(.722)	(.523)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.46
Total ReturnC,D,E	4.86%	10.00%	(.65)%	1.97%B	4.86%	13.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.36%	1.38%	1.28%	1.23%	1.24%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.23%	1.24%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.23%	1.24%
Net investment income (loss)	4.49%H	4.98%	5.11%	4.82%	5.03%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$7,552	$7,102	$6,187	$7,036	$8,000	$6,419
Portfolio turnover rateI	48%H	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.46	$9.74
Income from Investment Operations
Net investment income (loss)A	.219	.464	.462	.474	.504	.523
Net realized and unrealized gain (loss)	.241	.421	(.541)	(.291)B	(.036)	.712
Total from investment operations	.460	.885	(.079)	.183	.468	1.235
Distributions from net investment income	(.201)	(.418)	(.454)	(.486)	(.481)	(.472)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.201)	(.418)	(.454)	(.796)	(.720)	(.518)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.46
Total ReturnC,D,E	4.87%	10.00%	(.65)%	1.98%B	4.84%	13.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.50%	1.48%	1.40%	1.35%	1.25%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.49%H	4.98%	5.11%	4.82%	5.01%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$3,907	$3,029	$1,436	$1,745	$1,595	$1,349
Portfolio turnover rateI	48%H	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.46	$9.74
Income from Investment Operations
Net investment income (loss)A	.183	.394	.394	.401	.428	.448
Net realized and unrealized gain (loss)	.240	.422	(.540)	(.292)B	(.035)	.712
Total from investment operations	.423	.816	(.146)	.109	.393	1.160
Distributions from net investment income	(.164)	(.349)	(.387)	(.412)	(.406)	(.397)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.164)	(.349)	(.387)	(.722)	(.645)	(.443)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.46
Total ReturnC,D,E	4.47%	9.19%	(1.39)%	1.22%B	4.05%	12.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.10%H	2.18%	2.20%	2.12%	2.05%	2.01%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	3.74%H	4.23%	4.36%	4.07%	4.26%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,213	$3,775	$3,437	$3,811	$3,720	$2,941
Portfolio turnover rateI	48%H	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.47	$9.74
Income from Investment Operations
Net investment income (loss)A	.232	.486	.486	.508	.534	.555
Net realized and unrealized gain (loss)	.240	.423	(.542)	(.301)B	(.046)	.724
Total from investment operations	.472	.909	(.056)	.207	.488	1.279
Distributions from net investment income	(.213)	(.442)	(.477)	(.510)	(.511)	(.506)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.213)	(.442)	(.477)	(.820)	(.750)	(.552)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.47
Total ReturnC,D	4.99%	10.28%	(.40)%	2.23%B	5.05%	13.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.14%	1.20%	1.05%	.95%	.96%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.95%	.96%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.95%	.96%
Net investment income (loss)	4.74%G	5.23%	5.35%	5.07%	5.30%	5.53%
Supplemental Data
Net assets, end of period (000 omitted)	$107,723	$85,188	$93,256	$119,712	$344,206	$345,210
Portfolio turnover rateH	48%G	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.47	$9.74
Income from Investment Operations
Net investment income (loss)A	.232	.486	.483	.501	.532	.549
Net realized and unrealized gain (loss)	.240	.423	(.539)	(.293)B	(.046)	.728
Total from investment operations	.472	.909	(.056)	.208	.486	1.277
Distributions from net investment income	(.213)	(.442)	(.477)	(.511)	(.509)	(.504)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.213)	(.442)	(.477)	(.821)	(.748)	(.550)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.47
Total ReturnC,D	5.00%	10.28%	(.40)%	2.23%B	5.03%	13.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%G	1.16%	1.10%	1.02%	.97%	.98%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.97%	.98%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.97%	.98%
Net investment income (loss)	4.75%G	5.23%	5.35%	5.07%	5.28%	5.51%
Supplemental Data
Net assets, end of period (000 omitted)	$3,253	$2,817	$1,905	$2,481	$5,344	$6,049
Portfolio turnover rateH	48%G	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,839,376
Gross unrealized depreciation	(3,056,766)
Net unrealized appreciation (depreciation)	$3,782,610
Tax cost	$121,608,592

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(710,939)
Long-term	(1,619,042)
Total capital loss carryforward	$(2,329,981)

The Fund elected to defer to its next fiscal year approximately $70,554 of ordinary losses recognized during the period January 1, 2017 to April 30, 2017.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,858,660 and $25,204,201, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,992	$208
Class M	-%	.25%	4,426	–
Class C	.75%	.25%	19,047	3,333
			$32,465	$3,541

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$765
Class M	1,086
Class C(a)	112
$1,963

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,412.18
Class M	4,809.27
Class C	4,030.21
Global High Income	67,351.14
Class I	2,224.16
	$84,826

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,708
Class M	1.25%	2,921
Class C	2.00%	1,954
Global High Income	1.00%	18,110
Class I	1.00%	908
		$26,601

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $265.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $297.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Class A	$148,565	$322,665
Class M	73,319	85,695
Class C	64,437	134,767
Global High Income	2,076,623	4,092,807
Class I	59,551	103,861
Total	$2,422,495	$4,739,795

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Class A
Shares sold	96,038	290,886	$936,197	$2,707,041
Reinvestment of distributions	14,578	32,498	141,860	302,941
Shares redeemed	(84,501)	(260,720)	(819,422)	(2,436,346)
Net increase (decrease)	26,115	62,664	$258,635	$573,636
Class M
Shares sold	119,153	218,520	$1,153,021	$2,050,318
Reinvestment of distributions	7,305	8,661	71,096	80,890
Shares redeemed	(45,273)	(67,976)	(438,540)	(634,029)
Net increase (decrease)	81,185	159,205	$785,577	$1,497,179
Class C
Shares sold	73,972	109,325	$721,306	$1,017,340
Reinvestment of distributions	6,345	12,879	61,766	120,047
Shares redeemed	(46,207)	(105,252)	(447,109)	(975,560)
Net increase (decrease)	34,110	16,952	$335,963	$161,827
Global High Income
Shares sold	3,186,464	2,895,819	$30,977,097	$26,886,491
Reinvestment of distributions	179,293	364,798	1,746,203	3,396,619
Shares redeemed	(1,304,213)	(4,608,362)	(12,653,529)	(42,638,341)
Net increase (decrease)	2,061,544	(1,347,745)	$20,069,771	$(12,355,231)
Class I
Shares sold	211,402	194,425	$2,064,658	$1,826,275
Reinvestment of distributions	4,760	6,271	46,273	58,709
Shares redeemed	(179,555)	(115,409)	(1,747,881)	(1,076,867)
Net increase (decrease)	36,607	85,287	$363,050	$808,117

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Class A	1.25%
Actual		$1,000.00	$1,048.60	$6.45
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.25%
Actual		$1,000.00	$1,048.70	$6.45
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$1,044.70	$10.31
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	1.00%
Actual		$1,000.00	$1,049.90	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	1.00%
Actual		$1,000.00	$1,050.00	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

The Board has discussed the fund's underperformance (based on the December 31, 2016 data presented herein) with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that the fund's performance has improved since the period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2016. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the total expense ratio of Class M (formerly Class T) was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 12b-1 fees. The Board also noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGHI-SANN-1217
1.926292.106

Fidelity® Global High Income Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	2.5	2.0
APX Group, Inc.	1.4	1.6
TerraForm Power Operating LLC	1.4	0.7
Valeant Pharmaceuticals International, Inc.	1.3	1.2
Chesapeake Energy Corp.	1.0	1.2
	7.6

Top Five Countries as of October 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	40.7	45.0
Luxembourg	8.7	8.1
Netherlands	6.1	6.4
Cayman Islands	5.7	4.5
Canada	3.6	3.5

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	14.3	12.2
Banks & Thrifts	10.0	11.0
Telecommunications	9.0	11.1
Healthcare	6.0	5.9
Cable/Satellite TV	5.4	5.7

Quality Diversification (% of fund's net assets)

As of October 31, 2017
AAA,AA,A	0.3%
BBB	2.6%
BB	37.4%
B	33.9%
CCC,CC,C	12.6%
Not Rated	4.9%
Equities	1.6%
Short-Term Investments and Net Other Assets	6.7%

As of April 30, 2017
AAA,AA,A	0.1%
BBB	2.5%
BB	35.7%
B	31.7%
CCC,CC,C	16.9%
Not Rated	4.5%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Corporate Bonds	80.4%
Stocks	1.6%
Preferred Securities	7.4%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

 * Foreign investments - 52.6%

As of April 30, 2017*
Corporate Bonds	81.1%
Stocks	2.1%
Preferred Securities	7.4%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 48.5%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.4%
		Principal Amount(a)	Value
Aerospace - 0.4%
DAE Funding LLC:
4.5% 8/1/22 (b)		$50,000	$50,688
5% 8/1/24 (b)		65,000	66,381
Leonardo SpA:
1.5% 6/7/24 (Reg. S)	EUR	200,000	238,534
4.875% 3/24/25	EUR	100,000	144,946

TOTAL AEROSPACE			500,549

Air Transportation - 1.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		350,000	377,125
Azul Investments LLP 5.875% 10/26/24 (b)		200,000	199,300
Continental Airlines, Inc. 6.125% 4/29/18		55,000	55,809
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		300,000	326,850
United Continental Holdings, Inc.:
4.25% 10/1/22		300,000	301,500
6.375% 6/1/18		45,000	46,013

TOTAL AIR TRANSPORTATION			1,306,597

Automotive - 0.4%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	237,629
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	307,890

TOTAL AUTOMOTIVE			545,519

Automotive & Auto Parts - 1.9%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	303,000
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		170,000	177,438
Delphi Jersey Holdings PLC 5% 10/1/25 (b)		80,000	80,600
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	123,202
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	244,273
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	300,000	373,917
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		230,000	227,705
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	41,950
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	203,000
Tesla, Inc. 5.3% 8/15/25 (b)		220,000	212,300
Volkswagen International Finance NV 0.5% 3/30/21 (Reg. S)	EUR	100,000	117,804
ZF North America Capital, Inc.:
2.25% 4/26/19 (Reg. S)	EUR	100,000	120,178
2.75% 4/27/23 (Reg. S)	EUR	100,000	125,949

TOTAL AUTOMOTIVE & AUTO PARTS			2,351,316

Banks & Thrifts - 6.4%
Access Bank PLC 10.5% 10/19/21 (b)		25,000	28,256
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	206,560
Ally Financial, Inc.:
5.75% 11/20/25		945,000	1,043,044
8% 12/31/18		225,000	238,781
8% 11/1/31		257,000	339,240
8% 11/1/31		1,115,000	1,474,540
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	217,000
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	135,628
Banco Do Brasil SA 4.625% 1/15/25 (b)		300,000	299,400
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	226,500
Banco Macro SA 6.75% 11/4/26 (b)(c)		150,000	157,800
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	100,000	122,413
HOIST Kredit AB 1.125% 10/4/21 (Reg. S)	EUR	200,000	233,154
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	203,700
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	379,750
JSC BGEO Group 6% 7/26/23 (b)		450,000	462,447
Mercury Bondco PLC 7.125% 5/30/21 pay-in-kind(Reg. S) (c)	EUR	200,000	242,811
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	120,568
5.125% 5/28/24		317,000	339,178
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	204,537
Times Property Holdings Ltd. 6.25% 1/23/20 (Reg. S)		200,000	205,728
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	197,500
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	192,708
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	199,300
Turkiye Vakiflar Bankasi TAO 3.5% 6/17/19 (Reg. S)	EUR	100,000	119,046
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	145,234
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	204,980
7.375% 5/30/22 (b)		200,000	207,476

TOTAL BANKS & THRIFTS			8,147,279

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,625
4.75% 8/1/25		125,000	124,844
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		20,000	20,375
5% 8/1/27 (b)		125,000	126,094
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		400,000	422,000

TOTAL BROADCASTING			795,938

Building Materials - 1.6%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	121,469
CEMEX Finance LLC:
4.625% 6/15/24	EUR	100,000	127,046
6% 4/1/24 (Reg. S)		250,000	264,375
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	206,000
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	78,400
Grupo Cementos de Chihuahua S.A.B. de CV 5.25% 6/23/24 (b)		200,000	205,500
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	32,363
HeidelbergCement Finance Luxembourg SA 3.25% 10/21/21 (Reg. S)	EUR	300,000	392,249
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	99,250
Petrobras Global Finance BV 6.25% 3/17/24		200,000	214,470
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	315,300
USG Corp. 4.875% 6/1/27 (b)		15,000	15,563

TOTAL BUILDING MATERIALS			2,071,985

Cable/Satellite TV - 5.0%
Altice SA:
7.625% 2/15/25 (b)		700,000	759,500
7.75% 5/15/22 (b)		235,000	248,806
Altice U.S. Finance SA 7.75% 7/15/25 (b)		210,000	229,425
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	57,475
Cablevision SA 6.5% 6/15/21 (b)		200,000	214,040
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		545,000	550,450
5.5% 5/1/26 (b)		110,000	112,750
5.75% 1/15/24		615,000	638,831
5.75% 2/15/26 (b)		65,000	67,958
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	259,463
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	355,350
DISH DBS Corp. 5% 3/15/23		470,000	454,725
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	216,706
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	128,746
Unitymedia Hessen GmbH & Co. KG 5.75% 1/15/23 (Reg. S)	EUR	145,800	176,462
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	122,552
5.5% 1/15/23 (b)		180,000	184,950
UPCB Finance VII Ltd. 3.625% 6/15/29 (Reg. S)	EUR	400,000	468,124
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	123,125
VTR Finance BV 6.875% 1/15/24 (b)		600,000	636,150
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	162,800
Ziggo Secured Finance BV 4.25% 1/15/27 (Reg. S)	EUR	100,000	124,613

TOTAL CABLE/SATELLITE TV			6,293,001

Chemicals - 2.2%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	100,000	122,600
CF Industries Holdings, Inc.:
4.95% 6/1/43		170,000	155,975
5.15% 3/15/34		100,000	99,750
5.375% 3/15/44		65,000	62,400
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		175,000	183,531
INEOS Finance PLC 2.125% 11/15/25 (Reg. S)	EUR	100,000	116,631
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	208,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)		140,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	71,313
5.25% 6/1/27 (b)		70,000	71,400
OCP SA 5.625% 4/25/24 (b)		200,000	214,748
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		200,000	207,250
The Chemours Co. LLC 5.375% 5/15/27		25,000	26,688
TPC Group, Inc. 8.75% 12/15/20 (b)		290,000	283,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		300,000	315,750
Tronox Finance PLC 5.75% 10/1/25 (b)		35,000	36,531
Valvoline, Inc. 4.375% 8/15/25 (b)		400,000	404,000
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	205,798

TOTAL CHEMICALS			2,785,840

Containers - 1.8%
ARD Finance SA:
6.625% 9/15/23 (Reg. S) pay-in-kind (c)	EUR	100,000	125,176
7.125% 9/15/23 pay-in-kind (c)		200,000	213,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	100,000	119,980
6% 2/15/25 (b)		200,000	212,250
6.75% 5/15/24 (Reg. S)	EUR	100,000	130,305
7.25% 5/15/24 (b)		200,000	219,750
Ball Corp. 4.375% 12/15/23	EUR	200,000	267,275
Kleopatra Holdings 1 SCA 8.5% 6/30/23 pay-in-kind(Reg. S) (c)	EUR	200,000	234,610
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	206,720
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	20,396
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	289,990
Silgan Holdings, Inc.:
3.25% 3/15/25 (b)	EUR	100,000	121,016
3.25% 3/15/25 (Reg. S)	EUR	100,000	121,016

TOTAL CONTAINERS			2,281,484

Diversified Financial Services - 4.0%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	118,240
Arrow Global Finance PLC 3 month EURIBOR + 2.875% 2.875% 4/1/25 (Reg. S) (c)(f)	EUR	100,000	116,485
Ascend Learning LLC 6.875% 8/1/25 (b)		85,000	89,038
Cabot Financial SA (Luxembourg) 3 month EURIBOR + 5.875% 5.875% 11/15/21 (Reg. S) (c)(f)	EUR	150,000	182,957
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		195,000	211,819
Comcel Trust 6.875% 2/6/24 (b)		200,000	211,000
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		30,000	30,938
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (b)		70,000	67,025
FLY Leasing Ltd. 5.25% 10/15/24		60,000	60,263
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	250,031
Gemdale Ever Prosperity Investment Ltd. 4.95% 7/26/22 (Reg. S)		300,000	304,751
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		90,000	97,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		305,000	315,105
6.25% 2/1/22		30,000	31,350
6.75% 2/1/24		55,000	58,231
International Lease Finance Corp. 5.875% 8/15/22		175,000	196,708
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	108,937
LHC3 PLC 4.125% 8/15/24 pay-in-kind (Reg. S) (c)	EUR	200,000	240,709
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	54,000
Navient Corp.:
5% 10/26/20		54,000	55,620
6.5% 6/15/22		65,000	68,981
7.25% 9/25/23		55,000	59,572
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (b)		40,000	41,592
Pontis IV Ltd. 5.125% 3/31/27 (b)		200,000	203,750
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		660,000	731,412
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		25,000	24,563
SLM Corp.:
5.5% 1/25/23		475,000	480,938
6.125% 3/25/24		205,000	210,381
8% 3/25/20		190,000	209,475
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	293,808

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,125,554

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		15,000	15,413
MDC Partners, Inc. 6.5% 5/1/24 (b)		205,000	209,100

TOTAL DIVERSIFIED MEDIA			224,513

Energy - 13.0%
Afren PLC 10.25% 4/8/19 (b)(d)(e)		285,920	51
Antero Resources Corp.:
5.125% 12/1/22		215,000	220,913
5.625% 6/1/23 (Reg. S)		80,000	83,800
Areva SA 4.875% 9/23/24	EUR	300,000	393,661
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	213,118
Bulgarian Energy Holding EAD 4.875% 8/2/21	EUR	100,000	126,976
Calfrac Holdings LP 7.5% 12/1/20 (b)		155,000	151,900
California Resources Corp. 8% 12/15/22 (b)		350,000	231,000
Callon Petroleum Co. 6.125% 10/1/24		25,000	26,000
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		20,000	20,350
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		70,000	72,188
5.875% 3/31/25		80,000	86,600
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.6092% 4/15/19 (c)(f)		70,000	69,300
4.875% 4/15/22		180,000	166,500
5.75% 3/15/23		65,000	59,313
8% 12/15/22 (b)		168,000	180,758
8% 1/15/25 (b)		305,000	305,000
8% 6/15/27 (b)		560,000	540,050
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	201,066
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	167,400
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (b)(c)(f)		470,000	468,927
6.875% 6/15/25 (b)		275,000	290,813
Covey Park Energy LLC 7.5% 5/15/25 (b)		50,000	51,875
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		95,000	101,650
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	204,500
Ensco PLC:
4.5% 10/1/24		140,000	114,800
5.2% 3/15/25		30,000	25,275
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		35,000	35,700
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,925
6% 10/1/22		300,000	298,125
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		40,000	42,600
FTS International, Inc. 6.25% 5/1/22		160,000	155,200
Gaz Capital SA:
3.389% 3/20/20 (Reg. S)	EUR	100,000	122,892
3.6% 2/26/21 (Reg. S)	EUR	300,000	375,863
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	203,095
Gulfmark Offshore, Inc. 6.375% 3/15/22 (d)		330,000	69,300
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	318,400
5.75% 10/1/25 (b)		200,000	204,750
Hilong Holding Ltd. 7.25% 6/22/20 (Reg. S)		200,000	199,743
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (Reg. S)		200,000	208,485
Jonah Energy LLC 7.25% 10/15/25 (b)		105,000	105,000
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	207,000
Medco Strait Services Pte. Ltd. 8.5% 8/17/22		200,000	212,841
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	50,500
4.5% 9/15/27 (b)		35,000	35,219
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		15,000	15,431
4.875% 8/15/27 (b)		15,000	15,525
Noble Holding International Ltd.:
3.95% 3/15/22		90,000	75,600
4.625% 3/1/21		8,000	7,400
6.05% 3/1/41		5,000	3,313
6.2% 8/1/40		85,000	57,375
7.75% 1/15/24		225,000	201,375
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	416,200
NuStar Logistics LP 5.625% 4/28/27		30,000	31,650
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	46,125
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	167,200
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		88,000	100,100
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	433,840
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		35,000	36,116
6.25% 6/1/24 (b)		10,000	10,600
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		130,000	135,200
7.25% 6/15/25 (b)		70,000	72,363
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)		130,000	134,550
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	20,600
6.375% 3/31/25 (b)		25,000	25,781
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		200,000	218,700
Pride International, Inc. 7.875% 8/15/40		95,000	79,325
Puma International Financing SA:
5.125% 10/6/24 (Reg. S)		200,000	204,540
6.75% 2/1/21 (Reg. S)		200,000	204,768
Range Resources Corp. 4.875% 5/15/25		60,000	57,900
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	259,736
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	123,125
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	16,664
SemGroup Corp. 7.25% 3/15/26 (b)		70,000	71,225
SESI LLC 7.75% 9/15/24 (b)		40,000	41,400
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	199,250
SM Energy Co.:
5% 1/15/24		65,000	62,075
5.625% 6/1/25		110,000	106,975
6.125% 11/15/22		150,000	150,750
6.5% 11/15/21		30,000	30,300
6.5% 1/1/23		15,000	15,263
6.75% 9/15/26		25,000	25,656
Southwestern Energy Co.:
7.5% 4/1/26		65,000	67,438
7.75% 10/1/27		50,000	52,000
Summit Midstream Holdings LLC 5.75% 4/15/25		45,000	45,900
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		110,000	115,225
6.375% 4/1/23		60,000	63,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	36,050
5.375% 2/1/27		35,000	36,356
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	86,913
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		445,000	466,138
6.625% 6/15/25 (b)(c)		1,210,000	1,312,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,650
6.375% 5/1/24		45,000	49,275
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		200,000	207,508
Transocean, Inc. 7.5% 1/15/26 (b)		130,000	133,900
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	467,270
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		25,000	24,313
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	195,649
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		55,000	55,550
7.125% 4/15/25 (b)		40,000	39,900
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	205,000
Weatherford International Ltd. 9.875% 2/15/24		115,000	123,050
WPX Energy, Inc.:
5.25% 9/15/24		105,000	105,394
6% 1/15/22		149,000	155,146
7.5% 8/1/20		44,000	47,740
8.25% 8/1/23		100,000	112,625
YPF SA:
8.5% 3/23/21 (b)		275,000	311,388
8.5% 7/28/25 (b)		400,000	465,200
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	122,506

TOTAL ENERGY			16,432,102

Entertainment/Film - 1.3%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27		45,000	44,550
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		565,000	594,663
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	170,170
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		868,830	868,830

TOTAL ENTERTAINMENT/FILM			1,678,213

Environmental - 0.6%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	25,313
Covanta Holding Corp.:
5.875% 3/1/24		110,000	110,275
5.875% 7/1/25		15,000	14,850
6.375% 10/1/22		95,000	98,088
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	465,581

TOTAL ENVIRONMENTAL			714,107

Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		80,000	70,400
6.625% 6/15/24		35,000	32,900
Albertsons, Inc.:
6.625% 6/1/28		75,000	57,563
7.45% 8/1/29		5,000	4,138
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		90,000	82,125
9.375% 9/15/18 pay-in-kind (b)(c)		88,984	24,916
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	137,154
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	26,563
Darling Global Finance BV 4.75% 5/30/22 (Reg. S)	EUR	100,000	121,727
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	205,438
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	388,850
Tesco PLC 5.125% 4/10/47	EUR	100,000	144,813
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	99,000

TOTAL FOOD & DRUG RETAIL			1,395,587

Food/Beverage/Tobacco - 2.4%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	211,168
ESAL GmbH 6.25% 2/5/23 (b)		105,000	101,063
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	323,250
JBS Investments GmbH:
7.25% 4/3/24 (b)		383,000	378,213
7.75% 10/28/20 (b)		170,000	173,485
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		415,000	402,550
5.875% 7/15/24 (b)		10,000	9,825
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	47,025
4.875% 11/1/26 (b)		45,000	47,306
MHP SA 8.25% 4/2/20 (b)		200,000	216,000
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		400,000	414,800
7.75% 1/31/23 (Reg. S)		200,000	209,250
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		25,000	26,469
5.875% 9/30/27 (b)		45,000	46,800
Post Holdings, Inc.:
5.5% 3/1/25 (b)		75,000	78,188
5.75% 3/1/27 (b)		160,000	166,200
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	73,938
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	155,625

TOTAL FOOD/BEVERAGE/TOBACCO			3,081,155

Gaming - 2.5%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	435,578
Cleopatra Finance Ltd.:
4.125% 2/15/20	EUR	100,000	124,895
4.75% 2/15/23 (Reg. S)	EUR	200,000	262,674
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	200,000	243,463
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		220,000	221,441
Eldorado Resorts, Inc. 6% 4/1/25		70,000	73,850
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	32,475
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		15,000	16,200
MGM Growth Properties Operating Partnership LP 4.5% 1/15/28 (b)		50,000	49,875
MGM Mirage, Inc. 8.625% 2/1/19		115,000	123,194
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		305,000	323,300
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,525
Scientific Games Corp.:
5% 10/15/25 (b)		20,000	20,300
7% 1/1/22 (b)		45,000	47,588
10% 12/1/22		270,000	298,669
Station Casinos LLC 5% 10/1/25 (b)		90,000	90,113
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	205,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		45,000	43,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		85,000	86,806
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	203,260
5.5% 10/1/27 (b)		200,000	202,644

TOTAL GAMING			3,121,225

Healthcare - 5.4%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	25,375
Community Health Systems, Inc.:
6.25% 3/31/23		145,000	139,563
6.875% 2/1/22		280,000	202,650
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	102,750
Ephios Bondco PLC 6.25% 7/1/22	EUR	100,000	124,125
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	119,803
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	337,818
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	504,375
5.875% 3/15/22		274,000	300,030
5.875% 2/15/26		85,000	89,356
7.5% 2/15/22		180,000	204,300
HealthSouth Corp.:
5.75% 11/1/24		150,000	153,563
5.75% 9/15/25		15,000	15,469
Hologic, Inc. 4.375% 10/15/25 (b)		35,000	35,560
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	300,000	361,738
5% 10/15/26 (b)		200,000	212,500
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27		75,000	77,063
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	100,000	119,234
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		205,000	205,256
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	160,038
5.5% 2/1/21		120,000	123,750
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		165,000	162,319
6.75% 6/15/23		470,000	441,213
7.5% 1/1/22 (b)		40,000	42,100
8.125% 4/1/22		515,000	517,575
THC Escrow Corp. III 5.125% 5/1/25 (b)		210,000	204,488
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		475,000	467,281
5.5% 3/1/23 (b)		115,000	96,600
5.5% 11/1/25 (b)		70,000	71,575
5.875% 5/15/23 (b)		625,000	528,125
6.125% 4/15/25 (b)		5,000	4,200
6.5% 3/15/22 (b)		80,000	84,800
6.75% 8/15/21 (b)		30,000	29,063
7% 3/15/24 (b)		160,000	173,200
7.25% 7/15/22 (b)		25,000	23,938
7.5% 7/15/21 (b)		273,000	268,564
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	91,200
Wellcare Health Plans, Inc. 5.25% 4/1/25		50,000	52,625

TOTAL HEALTHCARE			6,873,182

Homebuilders/Real Estate - 1.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	247,326
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,219
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	15,713
6.5% 12/15/20 (b)		115,000	117,444
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	213,000
Central China Real Estate Ltd. 8.75% 1/23/21 (Reg. S)		200,000	215,500
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	199,621
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	113,025
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	169,397
Jingrui Holdings Ltd. 7.75% 4/12/20		200,000	193,993
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	210,500
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		37,000	38,931
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	26,250
Oceanwide Holdings International 2015 Co., Ltd. 9.625% 8/11/20 (Reg. S)		200,000	205,562
Ryland Group, Inc. 5.375% 10/1/22		55,000	59,950
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	31,125
6.125% 4/1/25 (b)		30,000	31,200
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	88,200
William Lyon Homes, Inc. 5.875% 1/31/25		40,000	40,800
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	190,057

TOTAL HOMEBUILDERS/REAL ESTATE			2,412,813

Hotels - 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		70,000	72,188
4.875% 4/1/27		40,000	42,000

TOTAL HOTELS			114,188

Insurance - 0.7%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	127,800
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	100,000	150,645
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	145,716
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	150,000	179,011
Sumitomo Life Insurance Co. 4% 9/14/77 (Reg. S) (c)		200,000	196,912
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	77,813

TOTAL INSURANCE			877,897

Leisure - 0.1%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)		35,000	36,969
Silversea Cruises 7.25% 2/1/25 (b)		25,000	26,813
Viking Cruises Ltd. 5.875% 9/15/27 (b)		70,000	70,525

TOTAL LEISURE			134,307

Metals/Mining - 3.3%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)(e)		210,000	0
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	117,337
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	121,266
3.125% 1/14/22 (Reg. S)	EUR	100,000	128,721
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		25,000	26,125
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		85,000	88,188
7.25% 5/15/22 (b)		220,000	229,900
7.25% 4/1/23 (b)		400,000	423,000
7.5% 4/1/25 (b)		200,000	211,750
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (b)		45,000	45,900
Freeport-McMoRan, Inc.:
6.5% 11/15/20		15,000	15,281
6.75% 2/1/22		50,000	52,000
6.875% 2/15/23		215,000	235,182
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		200,000	205,000
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	45,200
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	222,000
Murray Energy Corp. 11.25% 4/15/21 (b)		150,000	82,500
New Gold, Inc. 6.375% 5/15/25 (b)		105,000	111,563
Novelis Corp. 5.875% 9/30/26 (b)		70,000	72,143
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	209,620
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	216,508
Qinghai Provincial Investment Group Co. Ltd. 6.3% 9/26/18 (Reg. S)		200,000	202,300
Southern Copper Corp. 7.5% 7/27/35		150,000	197,983
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	203,800
Vedanta Resources PLC:
6.125% 8/9/24		200,000	204,050
6.375% 7/30/22 (b)		300,000	313,860
VM Holding SA 5.375% 5/4/27 (b)		200,000	211,240
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)(e)		155,000	0

TOTAL METALS/MINING			4,192,417

Paper - 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		30,000	31,013
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	253,099

TOTAL PAPER			284,112

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	100,050
Clear Channel International BV 8.75% 12/15/20 (b)		20,000	21,000
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		45,000	47,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	251,563
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		410,000	409,488

TOTAL PUBLISHING/PRINTING			829,351

Railroad - 0.2%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	200,000	250,046
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		160,000	161,152
4.625% 1/15/22 (b)		70,000	71,631
5% 10/15/25 (b)		140,000	142,625
Arcos Dorados Holdings, Inc. 5.875% 4/4/27 (b)		200,000	212,046
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	122,100
8.75% 10/1/25 (b)		65,000	66,788
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	51,313
5% 6/1/24 (b)		195,000	205,725
5.25% 6/1/26 (b)		100,000	106,265

TOTAL RESTAURANTS			1,139,645

Services - 3.0%
APX Group, Inc.:
7.625% 9/1/23		250,000	263,125
7.875% 12/1/22		515,000	555,556
8.75% 12/1/20		1,000,000	1,025,000
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		200,000	201,500
4.375% 8/15/27 (b)		200,000	202,500
Avantor, Inc. 6% 10/1/24 (b)		110,000	112,200
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		45,000	48,825
CDK Global, Inc. 4.875% 6/1/27 (b)		105,000	109,463
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	127,910
FTI Consulting, Inc. 6% 11/15/22		175,000	180,705
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)		80,000	84,500
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		36,000	38,963
7.75% 6/1/24 (b)		36,000	39,510
IHS Markit Ltd. 4.75% 2/15/25 (b)		65,000	68,738
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	100,000	122,659
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	196,900
Laureate Education, Inc. 8.25% 5/1/25 (b)		180,000	193,725
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		176,000	166,540
United Rentals North America, Inc. 5.5% 5/15/27		45,000	48,150

TOTAL SERVICES			3,786,469

Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	58,988
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)		165,000	159,844
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	206,560
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		132,008	137,288
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	180,000	220,786
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	199,600

TOTAL STEEL			983,066

Super Retail - 0.3%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	211,300
Netflix, Inc.:
4.375% 11/15/26 (b)		110,000	107,869
4.875% 4/15/28 (b)		85,000	84,486

TOTAL SUPER RETAIL			403,655

Technology - 3.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	393,300
Brocade Communications Systems, Inc. 4.625% 1/15/23		140,000	143,325
CDW LLC/CDW Finance Corp. 5% 9/1/25		35,000	36,706
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		155,000	163,719
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	68,073
7.125% 6/15/24 (b)		65,000	71,744
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		320,000	332,000
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		150,000	169,313
HT Global IT Solutions Holdings Ltd. 7% 7/14/21 (Reg. S)		200,000	211,985
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		80,000	84,250
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	47,363
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	201,410
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	63,075
5.5% 2/1/25		85,000	90,313
NXP BV/NXP Funding LLC 4.625% 6/1/23 (b)		200,000	215,500
Parametric Technology Corp. 6% 5/15/24		20,000	21,699
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	89,038
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	126,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	467,400
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	215,000
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	25,500
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		455,000	484,575
Western Digital Corp. 10.5% 4/1/24		110,000	129,085

TOTAL TECHNOLOGY			3,850,373

Telecommunications - 7.7%
Altice Financing SA 5.25% 2/15/23 (Reg. S)	EUR	100,000	122,309
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	176,082
7.625% 2/15/25 (b)		400,000	428,560
8.125% 1/15/24 (b)		200,000	215,524
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	208,380
8.625% 5/6/19 (Reg. S)		200,000	208,380
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		200,000	209,000
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	242,942
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		15,000	15,731
5.375% 3/15/27 (b)		15,000	16,031
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	196,732
Equinix, Inc. 5.375% 5/15/27		50,000	53,563
GCI, Inc. 6.875% 4/15/25		85,000	92,013
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	261,250
GTH Finance BV 7.25% 4/26/23 (b)		200,000	226,468
GTT Communications, Inc. 7.875% 12/31/24 (b)		300,000	319,875
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		260,000	275,600
9.75% 7/15/25 (b)		80,000	80,500
Intelsat Luxembourg SA 8.125% 6/1/23		100,000	60,688
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	201,020
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		200,000	216,000
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	363,125
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	400,750
10.875% 10/15/25 (b)		200,000	245,000
Nokia Corp.:
3.375% 6/12/22		35,000	34,869
4.375% 6/12/27		45,000	45,000
Sable International Finance Ltd. 6.875% 8/1/22 (b)		445,000	477,263
SFR Group SA 7.375% 5/1/26 (b)		55,000	59,125
Sprint Capital Corp.:
6.9% 5/1/19		615,000	648,825
8.75% 3/15/32		240,000	291,000
Sprint Communications, Inc. 6% 11/15/22		40,000	42,000
Sprint Corp.:
7.125% 6/15/24		200,000	216,188
7.25% 9/15/21		10,000	10,900
7.875% 9/15/23		540,000	603,450
T-Mobile U.S.A., Inc. 6.836% 4/28/23		285,000	300,675
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	205,605
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	200,000	266,823
4.875% 9/25/20 (Reg. S)	EUR	100,000	132,366
5.25% 3/17/55	EUR	100,000	143,345
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	205,612
VimpelCom Holdings BV 4.95% 6/16/24 (b)		200,000	204,652
Wind Acquisition Finance SA 4% 7/15/20 (Reg. S)	EUR	350,000	411,774
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	200,000	233,669
5% 1/20/26 (b)		200,000	201,298
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	142,256

TOTAL TELECOMMUNICATIONS			9,712,218

Textiles/Apparel - 0.4%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	238,969
Prime Bloom Holdings Ltd. 7.5% 12/19/19 (Reg. S)		200,000	202,534

TOTAL TEXTILES/APPAREL			441,503

Transportation Ex Air/Rail - 0.4%
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	207,288
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	136,400
Teekay Corp. 8.5% 1/15/20		145,000	146,631

TOTAL TRANSPORTATION EX AIR/RAIL			490,319

Utilities - 4.9%
ContourGlobal Power Holdings SA 5.125% 6/15/21 (Reg. S)	EUR	200,000	244,868
DPL, Inc. 6.75% 10/1/19		1,000,000	1,052,500
Dynegy, Inc.:
5.875% 6/1/23		70,000	72,275
7.375% 11/1/22		105,000	112,744
7.625% 11/1/24		245,000	267,663
8% 1/15/25 (b)		45,000	49,163
8.125% 1/30/26 (b)		245,000	271,950
Enel SpA 5% 1/15/75 (c)	EUR	300,000	380,906
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		31,737	45,225
12.25% 3/1/22 (b)(c)(d)		650,609	993,806
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	199,050
InterGen NV 7% 6/30/23 (b)		645,000	625,650
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	202,500
NRG Energy, Inc. 6.625% 3/15/23		310,000	320,850
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		316,375	343,663
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	31,875
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	200,000	257,435
7.375% 1/17/27		300,000	333,150
PPL Energy Supply LLC 6.5% 6/1/25		50,000	43,500
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		73,000	73,913
RWE AG 3.5% 4/21/75 (Reg. S) (c)	EUR	150,000	183,639
The AES Corp. 5.125% 9/1/27		55,000	56,458

TOTAL UTILITIES			6,162,783

TOTAL NONCONVERTIBLE BONDS
(Cost $98,085,885)			101,790,308
		Shares	Value

Common Stocks - 1.3%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. (e)(g)		3,510	127,518
General Motors Co.		3,168	136,161

TOTAL AUTOMOTIVE & AUTO PARTS			263,679

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	217,413
Energy - 0.2%
Contura Energy, Inc.		25	1,478
Contura Energy, Inc. warrants 7/26/23 (g)		41	943
Extraction Oil & Gas, Inc.		1,041	16,604
LINN Energy, Inc.		491	18,928
Pacific Exploration and Production Corp.		3,454	103,077
Southwestern Energy Co. (g)		1,927	10,695
The Williams Companies, Inc.		1,900	54,150

TOTAL ENERGY			205,875

Food/Beverage/Tobacco - 0.1%
U.S. Foods Holding Corp. (g)		6,800	185,504
Gaming - 0.1%
Penn National Gaming, Inc. (g)		4,600	120,014
Healthcare - 0.2%
HCA Holdings, Inc. (g)		2,600	196,690
Legend Acquisition, Inc. (e)(g)		2,128	50,540

TOTAL HEALTHCARE			247,230

Homebuilders/Real Estate - 0.0%
Keane Group, Inc.		1,100	16,984
Hotels - 0.1%
Extended Stay America, Inc. unit		7,700	152,614
Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc.		363	1,452
Warrior Metropolitan Coal, Inc.		1,129	29,377

TOTAL METALS/MINING			30,829

Services - 0.2%
United Rentals, Inc. (g)		1,300	183,924
WP Rocket Holdings, Inc. (e)(g)(h)		356,213	3,562

TOTAL SERVICES			187,486

Steel - 0.0%
ANR, Inc.		363	7,623
ANR, Inc. rights 3/31/23 (g)		216,142	1,729

TOTAL STEEL			9,352

TOTAL COMMON STOCKS
(Cost $2,245,246)			1,636,980

Convertible Preferred Stocks - 0.3%
Energy - 0.0%
Southwestern Energy Co. Series B 6.25%		5,200	66,138
Healthcare - 0.2%
Allergan PLC 5.50%		300	192,375
Teva Pharmaceutical Industries Ltd. 7%		250	71,050

TOTAL HEALTHCARE			263,425

Utilities - 0.1%
Dynegy, Inc. 7.00%		1,600	131,040
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $798,774)			460,603
		Principal Amount(a)	Value

Bank Loan Obligations - 3.9%
Aerospace - 0.1%
TransDigm, Inc. Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2623% 8/22/24 (c)(f)		129,675	130,262
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (e)		17,397	17,353
Cable/Satellite TV - 0.3%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (c)(f)		190,000	190,044
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4867% 8/19/23 (c)(f)		210,000	210,263

TOTAL CABLE/SATELLITE TV			400,307

Chemicals - 0.0%
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 10/12/24 (c)(f)		10,000	10,016
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (c)(f)		9,070	9,142
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (c)(f)		20,930	21,096

TOTAL CHEMICALS			40,254

Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.3801% 9/20/24 (c)(f)		15,000	15,164
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (c)(f)		124,688	125,155

TOTAL DIVERSIFIED FINANCIAL SERVICES			140,319

Energy - 0.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 5/18/23 (c)(f)		224,438	226,401
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (c)(f)		49,875	50,389
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6117% 12/31/21 (c)(f)		230,000	246,291
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (c)(f)		119,000	127,529
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (c)(f)		255,000	249,051
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9923% 4/16/21 (c)(f)		15,000	14,618
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 6/3/18 (c)(f)		47,875	15,611
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (c)(f)		99,074	75,154

TOTAL ENERGY			1,005,044

Gaming - 0.0%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (c)(f)		4,975	4,976
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (c)(f)		110,000	106,700
Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.6301% 11/4/22 (c)(f)		4,681	4,751
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4896% 8/14/22 (c)(f)		4,975	5,008
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (c)(f)		15,000	15,031

TOTAL INSURANCE			20,039

Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4923% 7/31/24 (c)(f)		5,000	5,050
Metals/Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (c)(f)		39,454	35,071
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (c)(f)		9,950	10,020
Publishing/Printing - 0.1%
Harland Clarke Holdings Corp. Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 2/9/22 (c)(f)		88,931	88,915
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (c)(f)		302,851	303,154
Services - 0.9%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (c)(f)		204,488	205,737
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 8/13/22 (c)(f)		765,727	769,081
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (c)(f)		95,000	94,763

TOTAL SERVICES			1,069,581

Technology - 0.3%
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.1301% 9/19/24 (c)(f)		25,000	25,271
First Data Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7379% 4/26/24 (c)(f)		36,917	37,062
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (c)(f)		115,000	118,252
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.8328% 9/29/25 (c)(f)		75,000	76,125
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (c)(f)		61,700	62,060
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (c)(f)		95,000	95,950

TOTAL TECHNOLOGY			414,720

Telecommunications - 0.6%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0711% 6/30/19 (c)(f)		245,000	244,147
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 1/31/25 (c)(f)		490,000	491,759

TOTAL TELECOMMUNICATIONS			735,906

Utilities - 0.3%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2422% 6/30/18 (c)(f)		400,000	402,500
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,822,529)			4,934,922

Preferred Securities - 7.4%
Automotive & Auto Parts - 0.2%
Baoxin Auto Finance I Ltd. 5.625% (c)(i)		200,000	200,156
Banks & Thrifts - 3.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		200,000	216,879
Banco Do Brasil SA 9% (b)(c)(i)		200,000	226,189
Banco Mercantil del Norte SA 7.625% (b)(c)(i)		400,000	436,655
Bank of East Asia Ltd. 5.5% (Reg. S) (c)(i)		200,000	211,135
Barclays Bank PLC 7.625% 11/21/22		420,000	496,747
China CITIC Bank International Ltd. 4.25% (Reg. S) (c)(i)		200,000	197,969
Chong Hing Bank Ltd. 6.5% (c)(i)		200,000	209,495
Citigroup, Inc. 5.35% (c)(i)		550,000	589,031
Credit Agricole SA:
6.5%(Reg. S) (c)(i)	EUR	200,000	270,771
6.625% (b)(c)(i)		315,000	333,380
7.875% (b)(c)(i)		200,000	229,438
8.125% (b)(c)(i)		200,000	242,476
Intesa Sanpaolo SpA 8.047% (c)(i)	EUR	350,000	438,598
Royal Bank of Scotland Group PLC 8.625% (c)(i)		200,000	227,996
Standard Chartered PLC 7.5% (b)(c)(i)		200,000	220,626

TOTAL BANKS & THRIFTS			4,547,385

Building Materials - 0.2%
Wisdom Glory Group Ltd. 5.25% (Reg. S) (c)(i)		200,000	204,384
Cable/Satellite TV - 0.1%
SES SA 4.625%/VAR (Reg. S) unit (i)		100,000	130,567
Chemicals - 0.1%
Solvay SA 5.869% (c)(i)	EUR	100,000	143,484
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (i)		600,000	624,737
Containers - 0.1%
Colombia Telecomunicacines Sa 8.5% (b)(c)(i)		100,000	107,501
Diversified Financial Services - 0.5%
China Cinda Asset Management Co. Ltd. 4.45% (Reg. S) (c)(i)		200,000	199,522
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(i)	EUR	150,000	180,731
Magnesita Finance Ltd. 8.625% (b)(i)		30,000	30,085
Nanyang Commercial Bank Ltd. 5% (Reg. S) (c)(i)		200,000	205,748

TOTAL DIVERSIFIED FINANCIAL SERVICES			616,086

Energy - 0.3%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(i)	EUR	300,000	393,738
Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(i)		200,000	199,250
Homebuilders/Real Estate - 1.0%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(i)		200,000	201,440
Grand City Properties SA 3.75% (c)(i)	EUR	200,000	257,973
Moon Wise Global Ltd. 9% (Reg. S) (c)(i)		200,000	216,090
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	201,853
Sino-Ocean Land Treasure Finan 4.9% (Reg. S) (c)(i)		200,000	201,497
Yuzhou Properties Co. 5.375% (Reg. S) (c)(i)		200,000	199,274

TOTAL HOMEBUILDERS/REAL ESTATE			1,278,127

Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg. S) (c)(i)	EUR	200,000	245,913
Telefonica Europe BV:
5% (Reg. S) (c)(i)	EUR	300,000	390,324
6.5% (Reg. S) (c)(i)	EUR	200,000	246,677

TOTAL TELECOMMUNICATIONS			882,914

TOTAL PREFERRED SECURITIES
(Cost $8,878,344)			9,328,329
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 1.10% (j)
(Cost $7,239,557)		7,238,612	7,240,060
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $122,070,335)			125,391,202
NET OTHER ASSETS (LIABILITIES) - 1.0%			1,256,420
NET ASSETS - 100%			$126,647,622

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,450,226 or 43.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,562 or 0.0% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,517
Fidelity Securities Lending Cash Central Fund	35
Total	$41,552

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$721,811	$594,293	$--	$127,518
Energy	312,194	246,056	66,138	--
Health Care	510,655	196,690	263,425	50,540
Industrials	204,470	200,908	--	3,562
Materials	217,413	217,413	--	--
Utilities	131,040	--	131,040	--
Corporate Bonds	101,790,308	--	101,790,257	51
Bank Loan Obligations	4,934,922	--	4,917,569	17,353
Preferred Securities	9,328,329	--	9,328,329	--
Money Market Funds	7,240,060	7,240,060	--	--
Total Investments in Securities:	$125,391,202	$8,695,420	$116,496,758	$199,024

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	47.4%
Luxembourg	8.7%
Netherlands	6.1%
Cayman Islands	5.7%
Canada	3.6%
United Kingdom	3.2%
British Virgin Islands	2.5%
Ireland	2.4%
Argentina	2.2%
Italy	1.9%
Mexico	1.7%
France	1.5%
Germany	1.1%
Multi-National	1.1%
Singapore	1.0%
Others (Individually Less Than 1%)	9.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $114,830,778)	$118,151,142
Fidelity Central Funds (cost $7,239,557)	7,240,060
Total Investment in Securities (cost $122,070,335)		$125,391,202
Cash		731,674
Foreign currency held at value (cost $136,587)		136,272
Receivable for investments sold		240,774
Receivable for fund shares sold		321,040
Dividends receivable		14,758
Interest receivable		1,851,771
Distributions receivable from Fidelity Central Funds		7,194
Prepaid expenses		246
Receivable from investment adviser for expense reductions		3,010
Total assets		128,697,941
Liabilities
Payable for investments purchased	$1,727,007
Payable for fund shares redeemed	115,866
Distributions payable	64,912
Accrued management fee	73,711
Distribution and service plan fees payable	5,743
Other affiliated payables	19,289
Other payables and accrued expenses	43,791
Total liabilities		2,050,319
Net Assets		$126,647,622
Net Assets consist of:
Paid in capital		$126,487,820
Undistributed net investment income		325,468
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,488,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,322,513
Net Assets		$126,647,622
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,552,373 ÷ 770,591 shares)		$9.80
Maximum offering price per share (100/96.00 of $9.80)		$10.21
Class M:
Net Asset Value and redemption price per share ($3,907,003 ÷ 398,684 shares)		$9.80
Maximum offering price per share (100/96.00 of $9.80)		$10.21
Class C:
Net Asset Value and offering price per share ($4,212,856 ÷ 429,836 shares)(a)		$9.80
Global High Income:
Net Asset Value, offering price and redemption price per share ($107,722,592 ÷ 10,990,516 shares)		$9.80
Class I:
Net Asset Value, offering price and redemption price per share ($3,252,798 ÷ 331,874 shares)		$9.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$259,995
Interest		2,940,557
Income from Fidelity Central Funds		41,552
Total income		3,242,104
Expenses
Management fee	$396,639
Transfer agent fees	84,826
Distribution and service plan fees	32,465
Accounting and security lending fees	23,258
Custodian fees and expenses	8,393
Independent trustees' fees and expenses	208
Registration fees	33,018
Audit	39,817
Legal	6,424
Miscellaneous	487
Total expenses before reductions	625,535
Expense reductions	(27,173)	598,362
Net investment income (loss)		2,643,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,149,140)
Foreign currency transactions	4,000
Total net realized gain (loss)		(1,145,140)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,841,370
Assets and liabilities in foreign currencies	(1,297)
Total change in net unrealized appreciation (depreciation)		3,840,073
Net gain (loss)		2,694,933
Net increase (decrease) in net assets resulting from operations		$5,338,675

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,643,742	$5,224,215
Net realized gain (loss)	(1,145,140)	(46,333)
Change in net unrealized appreciation (depreciation)	3,840,073	4,535,843
Net increase (decrease) in net assets resulting from operations	5,338,675	9,713,725
Distributions to shareholders from net investment income	(2,422,495)	(4,739,795)
Share transactions - net increase (decrease)	21,812,996	(9,314,472)
Redemption fees	6,781	30,815
Total increase (decrease) in net assets	24,735,957	(4,309,727)
Net Assets
Beginning of period	101,911,665	106,221,392
End of period	$126,647,622	$101,911,665
Other Information
Undistributed net investment income end of period	$325,468	$104,221

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.46	$9.74
Income from Investment Operations
Net investment income (loss)A	.220	.463	.462	.476	.506	.526
Net realized and unrealized gain (loss)	.240	.422	(.541)	(.293)B	(.036)	.714
Total from investment operations	.460	.885	(.079)	.183	.470	1.240
Distributions from net investment income	(.201)	(.418)	(.454)	(.486)	(.483)	(.477)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.201)	(.418)	(.454)	(.796)	(.722)	(.523)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.46
Total ReturnC,D,E	4.86%	10.00%	(.65)%	1.97%B	4.86%	13.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.36%	1.38%	1.28%	1.23%	1.24%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.23%	1.24%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.23%	1.24%
Net investment income (loss)	4.49%H	4.98%	5.11%	4.82%	5.03%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$7,552	$7,102	$6,187	$7,036	$8,000	$6,419
Portfolio turnover rateI	48%H	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.46	$9.74
Income from Investment Operations
Net investment income (loss)A	.219	.464	.462	.474	.504	.523
Net realized and unrealized gain (loss)	.241	.421	(.541)	(.291)B	(.036)	.712
Total from investment operations	.460	.885	(.079)	.183	.468	1.235
Distributions from net investment income	(.201)	(.418)	(.454)	(.486)	(.481)	(.472)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.201)	(.418)	(.454)	(.796)	(.720)	(.518)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.46
Total ReturnC,D,E	4.87%	10.00%	(.65)%	1.98%B	4.84%	13.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.50%	1.48%	1.40%	1.35%	1.25%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.49%H	4.98%	5.11%	4.82%	5.01%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$3,907	$3,029	$1,436	$1,745	$1,595	$1,349
Portfolio turnover rateI	48%H	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.46	$9.74
Income from Investment Operations
Net investment income (loss)A	.183	.394	.394	.401	.428	.448
Net realized and unrealized gain (loss)	.240	.422	(.540)	(.292)B	(.035)	.712
Total from investment operations	.423	.816	(.146)	.109	.393	1.160
Distributions from net investment income	(.164)	(.349)	(.387)	(.412)	(.406)	(.397)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.164)	(.349)	(.387)	(.722)	(.645)	(.443)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.46
Total ReturnC,D,E	4.47%	9.19%	(1.39)%	1.22%B	4.05%	12.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.10%H	2.18%	2.20%	2.12%	2.05%	2.01%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	3.74%H	4.23%	4.36%	4.07%	4.26%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,213	$3,775	$3,437	$3,811	$3,720	$2,941
Portfolio turnover rateI	48%H	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.47	$9.74
Income from Investment Operations
Net investment income (loss)A	.232	.486	.486	.508	.534	.555
Net realized and unrealized gain (loss)	.240	.423	(.542)	(.301)B	(.046)	.724
Total from investment operations	.472	.909	(.056)	.207	.488	1.279
Distributions from net investment income	(.213)	(.442)	(.477)	(.510)	(.511)	(.506)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.213)	(.442)	(.477)	(.820)	(.750)	(.552)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.47
Total ReturnC,D	4.99%	10.28%	(.40)%	2.23%B	5.05%	13.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.14%	1.20%	1.05%	.95%	.96%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.95%	.96%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.95%	.96%
Net investment income (loss)	4.74%G	5.23%	5.35%	5.07%	5.30%	5.53%
Supplemental Data
Net assets, end of period (000 omitted)	$107,723	$85,188	$93,256	$119,712	$344,206	$345,210
Portfolio turnover rateH	48%G	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.07	$9.60	$10.21	$10.47	$9.74
Income from Investment Operations
Net investment income (loss)A	.232	.486	.483	.501	.532	.549
Net realized and unrealized gain (loss)	.240	.423	(.539)	(.293)B	(.046)	.728
Total from investment operations	.472	.909	(.056)	.208	.486	1.277
Distributions from net investment income	(.213)	(.442)	(.477)	(.511)	(.509)	(.504)
Distributions from net realized gain	–	–	–	(.310)	(.239)	(.046)
Total distributions	(.213)	(.442)	(.477)	(.821)	(.748)	(.550)
Redemption fees added to paid in capitalA	.001	.003	.003	.003	.002	.003
Net asset value, end of period	$9.80	$9.54	$9.07	$9.60	$10.21	$10.47
Total ReturnC,D	5.00%	10.28%	(.40)%	2.23%B	5.03%	13.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%G	1.16%	1.10%	1.02%	.97%	.98%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.97%	.98%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.97%	.98%
Net investment income (loss)	4.75%G	5.23%	5.35%	5.07%	5.28%	5.51%
Supplemental Data
Net assets, end of period (000 omitted)	$3,253	$2,817	$1,905	$2,481	$5,344	$6,049
Portfolio turnover rateH	48%G	48%	41%	44%	72%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,839,376
Gross unrealized depreciation	(3,056,766)
Net unrealized appreciation (depreciation)	$3,782,610
Tax cost	$121,608,592

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(710,939)
Long-term	(1,619,042)
Total capital loss carryforward	$(2,329,981)

The Fund elected to defer to its next fiscal year approximately $70,554 of ordinary losses recognized during the period January 1, 2017 to April 30, 2017.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,858,660 and $25,204,201, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,992	$208
Class M	-%	.25%	4,426	–
Class C	.75%	.25%	19,047	3,333
			$32,465	$3,541

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$765
Class M	1,086
Class C(a)	112
$1,963

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,412.18
Class M	4,809.27
Class C	4,030.21
Global High Income	67,351.14
Class I	2,224.16
	$84,826

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,708
Class M	1.25%	2,921
Class C	2.00%	1,954
Global High Income	1.00%	18,110
Class I	1.00%	908
		$26,601

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $265.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $297.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Class A	$148,565	$322,665
Class M	73,319	85,695
Class C	64,437	134,767
Global High Income	2,076,623	4,092,807
Class I	59,551	103,861
Total	$2,422,495	$4,739,795

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Class A
Shares sold	96,038	290,886	$936,197	$2,707,041
Reinvestment of distributions	14,578	32,498	141,860	302,941
Shares redeemed	(84,501)	(260,720)	(819,422)	(2,436,346)
Net increase (decrease)	26,115	62,664	$258,635	$573,636
Class M
Shares sold	119,153	218,520	$1,153,021	$2,050,318
Reinvestment of distributions	7,305	8,661	71,096	80,890
Shares redeemed	(45,273)	(67,976)	(438,540)	(634,029)
Net increase (decrease)	81,185	159,205	$785,577	$1,497,179
Class C
Shares sold	73,972	109,325	$721,306	$1,017,340
Reinvestment of distributions	6,345	12,879	61,766	120,047
Shares redeemed	(46,207)	(105,252)	(447,109)	(975,560)
Net increase (decrease)	34,110	16,952	$335,963	$161,827
Global High Income
Shares sold	3,186,464	2,895,819	$30,977,097	$26,886,491
Reinvestment of distributions	179,293	364,798	1,746,203	3,396,619
Shares redeemed	(1,304,213)	(4,608,362)	(12,653,529)	(42,638,341)
Net increase (decrease)	2,061,544	(1,347,745)	$20,069,771	$(12,355,231)
Class I
Shares sold	211,402	194,425	$2,064,658	$1,826,275
Reinvestment of distributions	4,760	6,271	46,273	58,709
Shares redeemed	(179,555)	(115,409)	(1,747,881)	(1,076,867)
Net increase (decrease)	36,607	85,287	$363,050	$808,117

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Class A	1.25%
Actual		$1,000.00	$1,048.60	$6.45
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.25%
Actual		$1,000.00	$1,048.70	$6.45
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$1,044.70	$10.31
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	1.00%
Actual		$1,000.00	$1,049.90	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	1.00%
Actual		$1,000.00	$1,050.00	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

The Board has discussed the fund's underperformance (based on the December 31, 2016 data presented herein) with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that the fund's performance has improved since the period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2016. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the total expense ratio of Class M (formerly Class T) was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 12b-1 fees. The Board also noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® High Income Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.4	2.4
Valeant Pharmaceuticals International, Inc.	2.0	1.5
Ortho-Clinical Diagnostics, Inc.	1.8	1.2
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5	1.2
Sprint Corp.	1.3	1.4
	9.0

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.9	12.3
Healthcare	11.7	11.4
Telecommunications	8.6	9.1
Cable/Satellite TV	5.4	5.8
Banks & Thrifts	4.9	6.8

Quality Diversification (% of fund's net assets)

As of October 31, 2017
BBB	0.2%
BB	28.7%
B	43.6%
CCC,CC,C	13.3%
Not Rated	1.2%
Equities	1.3%
Short-Term Investments and Net Other Assets	11.7%

As of April 30, 2017
BBB	0.5%
BB	31.8%
B	44.4%
CCC,CC,C	14.6%
Not Rated	0.6%
Equities	1.2%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Nonconvertible Bonds	77.5%
Convertible Bonds, Preferred Stocks	1.4%
Common Stocks	0.1%
Bank Loan Obligations	5.5%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	11.7%

 * Foreign investments - 22.2%

As of April 30, 2017*
Nonconvertible Bonds	81.0%
Convertible Bonds, Preferred Stocks	1.1%
Common Stocks	0.2%
Bank Loan Obligations	5.5%
Other Investments	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 23.9%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$5,136	$4,934
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	7,690	6,498

TOTAL CONVERTIBLE BONDS		11,432

Nonconvertible Bonds - 77.5%
Aerospace - 0.2%
DAE Funding LLC:
4% 8/1/20 (b)	2,645	2,685
4.5% 8/1/22 (b)	3,305	3,350
5% 8/1/24 (b)	4,550	4,647
		10,682
Air Transportation - 0.1%
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,299
XPO Logistics, Inc. 6.125% 9/1/23 (b)	4,030	4,242
		5,541
Automotive & Auto Parts - 0.8%
Allison Transmission, Inc. 5% 10/1/24 (b)	6,465	6,740
Delphi Jersey Holdings PLC 5% 10/1/25 (b)	4,955	4,992
Lithia Motors, Inc. 5.25% 8/1/25 (b)	2,905	3,047
Tesla, Inc. 5.3% 8/15/25 (b)	15,925	15,368
The Goodyear Tire & Rubber Co. 5% 5/31/26	4,545	4,659
		34,806
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	2,395	2,491
5.75% 11/20/25	32,090	35,419
Royal Bank of Scotland Group PLC 5.125% 5/28/24	9,465	10,127
		48,037
Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 8/1/25	5,315	5,308
5% 4/1/24	940	958
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,410	3,568
iHeartCommunications, Inc.:
9% 9/15/22	4,320	3,121
10.625% 3/15/23	6,665	4,782
11.25% 3/1/21 (b)	5,040	3,578
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)	1,595	1,517
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	4,075	4,151
5% 8/1/27 (b)	6,735	6,794
5.375% 7/15/26 (b)	6,655	7,013
		40,790
Building Materials - 0.7%
Beacon Roofing Supply, Inc. 4.875% 11/1/25 (b)	5,310	5,375
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	6,490	6,855
Building Materials Corp. of America:
5.5% 2/15/23 (b)	6,160	6,499
6% 10/15/25 (b)	6,360	6,877
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	1,995	2,020
U.S. Concrete, Inc. 6.375% 6/1/24	2,360	2,537
USG Corp. 5.5% 3/1/25 (b)	2,150	2,306
		32,469
Cable/Satellite TV - 4.9%
Altice SA 7.75% 5/15/22 (b)	33,630	35,606
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	12,165	12,682
5.5% 5/15/26 (b)	16,930	17,607
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	5,310	5,386
5% 2/1/28 (b)	7,965	7,905
5.125% 2/15/23	4,795	4,951
5.125% 5/1/23 (b)	1,000	1,043
5.125% 5/1/27 (b)	17,585	17,761
5.5% 5/1/26 (b)	14,635	15,001
5.75% 9/1/23	6,260	6,487
5.875% 4/1/24 (b)	12,305	13,105
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	4,795	4,879
5.125% 12/15/21 (b)	2,210	2,249
CSC Holdings, Inc. 5.5% 4/15/27 (b)	11,570	11,917
DISH DBS Corp.:
5% 3/15/23	5,810	5,621
5.875% 7/15/22	3,210	3,228
6.75% 6/1/21	5,543	5,820
7.75% 7/1/26	2,150	2,352
Virgin Media Finance PLC 4.875% 2/15/22	7,525	7,337
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	8,690	9,092
VTR Finance BV 6.875% 1/15/24 (b)	5,835	6,187
Ziggo Bond Finance BV 6% 1/15/27 (b)	3,310	3,368
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	16,785	17,121
		216,705
Capital Goods - 1.1%
Belden, Inc. 5.25% 7/15/24 (b)	8,579	8,922
General Cable Corp. 5.75% 10/1/22 (c)	35,960	36,859
SPX Flow, Inc.:
5.625% 8/15/24 (b)	2,150	2,274
5.875% 8/15/26 (b)	2,150	2,284
		50,339
Chemicals - 3.6%
A. Schulman, Inc. 6.875% 6/1/23	7,175	7,561
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,839
10% 10/15/25	5,930	7,220
CF Industries Holdings, Inc.:
3.45% 6/1/23	8,165	8,063
5.15% 3/15/34	20,715	20,663
5.375% 3/15/44	14,645	14,059
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	9,210	9,659
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	23,781
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	19,122	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	6,405	6,525
5.25% 6/1/27 (b)	5,585	5,697
The Chemours Co. LLC:
5.375% 5/15/27	1,970	2,103
6.625% 5/15/23	10,825	11,475
7% 5/15/25	11,310	12,611
TPC Group, Inc. 8.75% 12/15/20 (b)	7,975	7,796
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)	5,305	5,584
Tronox Finance PLC 5.75% 10/1/25 (b)	2,065	2,155
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	1,890	2,003
Valvoline, Inc. 4.375% 8/15/25 (b)	1,751	1,769
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,685	2,860
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	1,855	1,994
5.625% 10/1/24 (b)	1,800	1,969
		160,386
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	235	247
First Quality Finance Co., Inc. 5% 7/1/25 (b)	3,715	3,820
Tempur Sealy International, Inc. 5.5% 6/15/26	6,420	6,613
		10,680
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	21,095	21,675
6% 2/15/25 (b)	5,485	5,821
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,056
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	860	860
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	6,190	6,546
5.375% 1/15/25 (b)	4,130	4,409
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	1,320	1,346
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	8,975	9,344
		52,057
Diversified Financial Services - 3.1%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	4,265	4,388
Aircastle Ltd. 5.125% 3/15/21	6,085	6,458
AssuredPartners, Inc. 7% 8/15/25 (b)	1,845	1,923
CIT Group, Inc.:
5% 8/15/22	2,820	3,032
5.375% 5/15/20	768	824
FLY Leasing Ltd. 6.375% 10/15/21	15,728	16,416
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	3,245	3,529
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	5,395	5,422
6% 8/1/20	3,610	3,723
6.25% 2/1/22	2,435	2,545
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (b)(c)(f)	7,105	6,856
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (b)(c)(f)	9,720	9,428
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,937	1,835
MSCI, Inc.:
4.75% 8/1/26 (b)	2,740	2,853
5.75% 8/15/25 (b)	3,285	3,548
Navient Corp.:
5% 10/26/20	2,165	2,230
6.625% 7/26/21	3,750	4,017
6.75% 6/25/25	10,695	11,176
7.25% 9/25/23	1,095	1,186
SLM Corp.:
4.875% 6/17/19	10,145	10,437
6.125% 3/25/24	2,655	2,725
7.25% 1/25/22	5,390	5,848
8% 3/25/20	9,007	9,930
Springleaf Financial Corp.:
6.125% 5/15/22	5,360	5,655
8.25% 12/15/20	6,395	7,210
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	3,930	4,156
		137,350
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	10,245	10,578
7.625% 3/15/20	21,395	21,288
7.625% 3/15/20	4,720	4,714
E.W. Scripps Co. 5.125% 5/15/25 (b)	1,260	1,295
MDC Partners, Inc. 6.5% 5/1/24 (b)	17,671	18,024
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	2,960	3,064
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	18,410	18,962
		77,925
Energy - 11.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,695	4,801
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,507
5.625% 6/1/23 (Reg. S)	3,960	4,148
Antero Resources Finance Corp. 5.375% 11/1/21	4,735	4,859
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,070	2,909
5.625% 6/1/24 (b)	3,655	3,399
Calfrac Holdings LP 7.5% 12/1/20 (b)	7,460	7,311
California Resources Corp. 8% 12/15/22 (b)	29,715	19,612
Callon Petroleum Co. 6.125% 10/1/24	1,865	1,940
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	4,890	5,043
Chesapeake Energy Corp.:
4.875% 4/15/22	1,957	1,810
5.375% 6/15/21	10,395	10,005
5.75% 3/15/23	3,500	3,194
8% 1/15/25 (b)	5,265	5,265
8% 6/15/27 (b)	5,730	5,526
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	24,190	24,855
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	2,620	2,371
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (b)(c)(f)	3,995	3,986
6.875% 6/15/25 (b)	4,850	5,129
Continental Resources, Inc.:
4.5% 4/15/23	4,270	4,323
5% 9/15/22	18,015	18,218
Covey Park Energy LLC 7.5% 5/15/25 (b)	3,670	3,808
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,070	2,153
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,882
Denbury Resources, Inc.:
4.625% 7/15/23	14,555	8,260
5.5% 5/1/22	11,825	7,420
9% 5/15/21 (b)	5,315	5,195
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	2,655	2,841
Ensco PLC:
4.5% 10/1/24	4,355	3,571
5.2% 3/15/25	2,345	1,976
5.75% 10/1/44	6,460	4,409
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	6,105	6,227
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	4,660	4,905
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,360	2,348
FTS International, Inc. 6.25% 5/1/22	9,715	9,424
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	12,190	12,129
5.75% 10/1/25 (b)	5,380	5,508
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	3,230	3,383
Jonah Energy LLC 7.25% 10/15/25 (b)	6,170	6,170
NextEra Energy Partners LP 4.25% 9/15/24 (b)	3,015	3,045
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,230	3,230
6.125% 3/1/25	5,455	5,169
7.5% 11/1/23	12,475	12,444
NGPL PipeCo LLC 4.375% 8/15/22 (b)	1,135	1,168
Noble Holding International Ltd.:
4.625% 3/1/21	2,536	2,346
5.25% 3/15/42	3,445	2,188
6.05% 3/1/41	4,160	2,756
7.7% 4/1/25 (c)	5,680	4,942
7.75% 1/15/24	24,745	22,147
NuStar Logistics LP 5.625% 4/28/27	2,430	2,564
Pacific Drilling SA 5.375% 6/1/20 (b)	1,700	598
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	3,100	3,131
5.625% 10/15/27 (b)	2,200	2,270
6.25% 6/1/24 (b)	925	981
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,415	17,072
7.25% 6/15/25 (b)	11,755	12,152
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23	820	849
6.875% 5/15/23 (b)	2,655	2,748
PDC Energy, Inc. 6.125% 9/15/24	1,625	1,696
Range Resources Corp. 5% 3/15/23	7,605	7,529
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,315	4,250
5.625% 11/15/23	5,320	5,200
SemGroup Corp.:
6.375% 3/15/25 (b)	6,235	6,141
7.25% 3/15/26 (b)	4,215	4,289
SM Energy Co.:
5% 1/15/24	7,235	6,909
5.625% 6/1/25	6,395	6,219
6.125% 11/15/22	12,935	13,000
6.5% 11/15/21	3,615	3,651
6.5% 1/1/23	9,245	9,407
6.75% 9/15/26	2,875	2,950
Southwestern Energy Co.:
4.1% 3/15/22	23,927	23,508
7.5% 4/1/26	6,780	7,034
7.75% 10/1/27	3,060	3,182
Summit Midstream Holdings LLC 5.75% 4/15/25	3,595	3,667
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23	8,570	9,106
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	6,084
5.125% 2/1/25	2,610	2,688
5.25% 5/1/23	2,920	3,004
5.375% 2/1/27	2,610	2,711
6.75% 3/15/24	1,230	1,325
Teine Energy Ltd. 6.875% 9/30/22 (b)	410	419
Tervita Escrow Corp. 7.625% 12/1/21 (b)	17,690	17,911
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	4,935	5,095
Transocean, Inc. 9% 7/15/23 (b)	4,330	4,698
Weatherford International Ltd.:
6.5% 8/1/36	3,015	2,510
7% 3/15/38	5,375	4,515
Weatherford International, Inc. 6.8% 6/15/37	4,355	3,702
Whiting Petroleum Corp.:
5.75% 3/15/21	2,495	2,514
6.25% 4/1/23	1,265	1,262
WPX Energy, Inc.:
5.25% 9/15/24	2,605	2,615
6% 1/15/22	3,563	3,710
8.25% 8/1/23	3,575	4,026
		529,147
Entertainment/Film - 1.2%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	13,315	12,999
6.125% 5/15/27	14,445	14,301
AMC Entertainment, Inc. 5.75% 6/15/25	5,320	5,174
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	2,800	2,947
5.875% 3/15/25	10,155	10,758
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	6,377	6,377
		52,556
Environmental - 1.3%
Covanta Holding Corp.:
5.875% 3/1/24	9,255	9,278
5.875% 7/1/25	13,229	13,097
6.375% 10/1/22	6,490	6,701
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	18,820	19,690
Wrangler Buyer Corp. 6% 10/1/25 (b)	6,370	6,513
		55,279
Food & Drug Retail - 2.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	10,270	9,038
6.625% 6/15/24	6,890	6,477
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	36,335	33,156
9.375% 9/15/18 pay-in-kind (b)(c)	48,725	13,643
Performance Food Group, Inc. 5.5% 6/1/24 (b)	2,765	2,896
Rite Aid Corp. 7.7% 2/15/27	3,030	2,576
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	33,220	19,932
		87,718
Food/Beverage/Tobacco - 3.8%
B&G Foods, Inc. 5.25% 4/1/25	5,480	5,596
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	31,277	30,339
Cott Beverages, Inc. 5.375% 7/1/22	370	385
Cott Holdings, Inc. 5.5% 4/1/25 (b)	8,265	8,523
ESAL GmbH 6.25% 2/5/23 (b)	22,645	21,796
JBS Investments GmbH:
7.25% 4/3/24 (b)	14,005	13,830
7.75% 10/28/20 (b)	12,800	13,062
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,625	2,546
7.25% 6/1/21 (b)	5,070	5,169
7.25% 6/1/21 (b)	9,250	9,430
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	3,230	3,375
4.875% 11/1/26 (b)	2,515	2,644
Minerva Luxembourg SA 6.5% 9/20/26 (b)	12,565	13,030
Pilgrim's Pride Corp. 5.875% 9/30/27 (b)	2,645	2,751
Post Holdings, Inc.:
5% 8/15/26 (b)	6,895	6,929
5.5% 3/1/25 (b)	6,025	6,281
5.75% 3/1/27 (b)	6,915	7,183
U.S. Foods, Inc. 5.875% 6/15/24 (b)	4,305	4,547
Vector Group Ltd. 6.125% 2/1/25 (b)	9,390	9,742
		167,158
Gaming - 1.3%
Boyd Gaming Corp. 6.375% 4/1/26	2,050	2,250
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)	26,425	26,598
Eldorado Resorts, Inc. 6% 4/1/25	1,260	1,329
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,020	1,104
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	1,215	1,312
MCE Finance Ltd. 4.875% 6/6/25 (b)	1,795	1,811
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	4,120	4,135
Scientific Games Corp.:
5% 10/15/25 (b)	1,310	1,330
7% 1/1/22 (b)	9,325	9,861
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	3,705	3,761
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	3,500	3,413
Wynn Macau Ltd. 4.875% 10/1/24 (b)	2,605	2,647
		59,551
Healthcare - 10.7%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,378
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	8,825	8,979
AmSurg Corp. 5.625% 7/15/22	5,345	5,439
Catalent Pharma Solutions 4.875% 1/15/26 (b)	1,490	1,512
Community Health Systems, Inc.:
5.125% 8/1/21	33,240	32,326
6.25% 3/31/23	10,965	10,554
6.875% 2/1/22	85,380	61,783
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,105	7,300
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,333
5.125% 7/15/24	11,170	11,198
HCA Holdings, Inc.:
4.5% 2/15/27	4,300	4,338
5.25% 6/15/26	5,705	6,069
5.875% 5/1/23	12,595	13,492
6.25% 2/15/21	7,735	8,325
HealthSouth Corp. 5.75% 9/15/25	5,215	5,378
Hologic, Inc. 4.375% 10/15/25 (b)	2,155	2,189
IMS Health, Inc. 5% 10/15/26 (b)	3,785	4,022
Kindred Healthcare, Inc.:
8% 1/15/20	27,095	27,366
8.75% 1/15/23	22,675	22,108
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	2,805	2,619
5.75% 8/1/22 (b)	4,305	4,214
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	5,000	5,138
5.25% 8/1/26	2,735	2,848
5.5% 5/1/24	3,770	3,991
6.375% 3/1/24	3,810	4,120
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	46,883	46,942
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	16,153
5.5% 2/1/21	13,650	14,077
SP Finco LLC 6.75% 7/1/25 (b)	3,295	3,007
Teleflex, Inc. 4.875% 6/1/26	7,435	7,807
Tenet Healthcare Corp.:
4.375% 10/1/21	21,045	20,971
4.5% 4/1/21	780	788
6% 10/1/20	2,530	2,657
THC Escrow Corp. III 5.125% 5/1/25 (b)	10,645	10,366
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	13,685	13,463
5.5% 3/1/23 (b)	3,190	2,680
5.5% 11/1/25 (b)	4,230	4,325
5.625% 12/1/21 (b)	3,595	3,276
5.875% 5/15/23 (b)	24,895	21,036
6.125% 4/15/25 (b)	16,550	13,902
6.75% 8/15/21 (b)	9,748	9,443
7.25% 7/15/22 (b)	14,385	13,774
7.5% 7/15/21 (b)	5,200	5,116
VPI Escrow Corp. 6.375% 10/15/20 (b)	2,772	2,755
		477,557
Homebuilders/Real Estate - 2.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (b)	2,655	2,628
AV Homes, Inc. 6.625% 5/15/22	3,960	4,112
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (b)	8,065	8,055
6.75% 3/15/25	5,520	5,839
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,825	1,905
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	2,426	2,541
CalAtlantic Group, Inc.:
5% 6/15/27	5,320	5,593
5.25% 6/1/26	2,010	2,141
5.875% 11/15/24	2,735	3,044
Howard Hughes Corp. 5.375% 3/15/25 (b)	5,340	5,487
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,295	4,456
M/I Homes, Inc. 5.625% 8/1/25	2,380	2,419
Mattamy Group Corp.:
6.5% 10/1/25 (b)	3,960	4,128
6.875% 12/15/23 (b)	1,840	1,932
Meritage Homes Corp. 5.125% 6/6/27	5,345	5,405
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	3,275	3,406
Starwood Property Trust, Inc. 5% 12/15/21	4,690	4,913
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	11,417	11,916
TRI Pointe Homes, Inc.:
5.25% 6/1/27	6,390	6,534
5.875% 6/15/24	2,260	2,446
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,562
5.875% 1/31/25	3,095	3,157
7% 8/15/22	3,905	4,051
		98,670
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	14,775	15,274
Hilton Escrow Issuer LLC 4.25% 9/1/24	8,425	8,604
		23,878
Leisure - 0.4%
Carlson Travel, Inc. 9.5% 12/15/24 (b)	2,165	2,030
Silversea Cruises 7.25% 2/1/25 (b)	2,075	2,225
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	2,735	2,814
5.5% 4/15/27 (b)	2,735	2,855
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	1,345	1,411
7.25% 11/30/21 (b)	7,035	7,528
		18,863
Metals/Mining - 2.5%
Eldorado Gold Corp. 6.125% 12/15/20 (b)	3,800	3,781
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	2,470	2,563
7.25% 5/15/22 (b)	1,975	2,064
7.25% 4/1/23 (b)	8,520	9,010
7.5% 4/1/25 (b)	20,780	22,001
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	3,140	3,203
5.125% 5/15/24 (b)	3,860	3,971
Freeport-McMoRan, Inc.:
3.55% 3/1/22	8,355	8,271
3.875% 3/15/23	10,420	10,251
4.55% 11/14/24	19,750	19,711
5.4% 11/14/34	8,590	8,375
6.75% 2/1/22	4,480	4,659
6.875% 2/15/23	4,275	4,676
Novelis Corp. 5.875% 9/30/26 (b)	4,300	4,432
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	5,440	5,698
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)(e)	5,823	0
		112,666
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	1,855	1,929
Louisiana-Pacific Corp. 4.875% 9/15/24	2,150	2,217
NewPage Corp. 11.375% 12/31/2114 (d)(e)	30,662	0
		4,146
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (b)	1,195	1,255
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)	5,375	5,414
5% 10/15/25 (b)	5,310	5,410
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	7,965	8,104
8.75% 10/1/25 (b)	2,655	2,728
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	2,660	2,730
5% 6/1/24 (b)	6,290	6,636
		31,022
Services - 2.7%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	6,880	4,816
APX Group, Inc.:
7.625% 9/1/23	6,420	6,757
7.875% 12/1/22	12,845	13,857
Aramark Services, Inc.:
4.75% 6/1/26	4,275	4,472
5% 4/1/25 (b)	5,505	5,883
5.125% 1/15/24	3,350	3,543
Avantor, Inc.:
6% 10/1/24 (b)	6,545	6,676
9% 10/1/25 (b)	13,275	13,409
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	11,450	12,423
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	2,655	2,808
Corrections Corp. of America:
4.75% 10/15/27	1,855	1,860
5% 10/15/22	4,758	4,966
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)	3,715	3,924
Hertz Corp. 6.25% 10/15/22	4,400	4,213
IHS Markit Ltd.:
4.75% 2/15/25 (b)	4,720	4,991
5% 11/1/22 (b)	1,360	1,462
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	4,050	4,192
Prime Security One MS, Inc. 4.875% 7/15/32 (b)	2,655	2,512
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	1,545	1,626
The GEO Group, Inc. 6% 4/15/26	1,840	1,923
United Rentals North America, Inc.:
4.625% 10/15/25	4,250	4,348
5.5% 5/15/27	2,330	2,493
5.875% 9/15/26	4,405	4,801
		117,955
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	3,545	3,802
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)	10,620	10,288
		14,090
Super Retail - 0.5%
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,530
DBP Holding Corp. 7.75% 10/15/20 (b)	5,075	2,715
JC Penney Corp., Inc.:
6.375% 10/15/36	1,725	1,013
7.4% 4/1/37	923	563
Netflix, Inc. 4.375% 11/15/26 (b)	2,350	2,304
PetSmart, Inc.:
5.875% 6/1/25 (b)	2,675	2,334
8.875% 6/1/25 (b)	2,675	2,107
Sonic Automotive, Inc. 6.125% 3/15/27	3,380	3,490
		21,056
Technology - 1.9%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,649
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	7,620	7,715
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	4,950	5,829
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (b)	1,290	1,424
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	18,530	19,514
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	3,095	3,257
Micron Technology, Inc. 5.25% 1/15/24 (b)	13,155	13,829
Nuance Communications, Inc. 5.625% 12/15/26 (b)	11,255	11,958
Open Text Corp. 5.875% 6/1/26 (b)	4,285	4,644
Qorvo, Inc. 6.75% 12/1/23	3,555	3,848
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,250	4,452
TTM Technologies, Inc. 5.625% 10/1/25 (b)	1,525	1,556
VeriSign, Inc. 4.75% 7/15/27	2,800	2,884
		84,559
Telecommunications - 7.8%
Altice Financing SA:
6.5% 1/15/22 (b)	6,214	6,431
7.5% 5/15/26 (b)	17,345	19,014
Altice Finco SA:
7.625% 2/15/25 (b)	10,375	11,116
8.125% 1/15/24 (b)	19,990	21,542
Cincinnati Bell, Inc. 7% 7/15/24 (b)	6,185	6,170
CommScope Technologies Finance LLC:
5% 3/15/27 (b)	5,325	5,185
6% 6/15/25 (b)	1,620	1,711
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)	1,335	1,400
Frontier Communications Corp. 11% 9/15/25	19,390	16,457
GCI, Inc. 6.875% 4/15/25	6,590	7,134
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)	3,825	4,337
Inmarsat Finance PLC 4.875% 5/15/22 (b)	2,245	2,290
Intelsat Jackson Holdings SA:
5.5% 8/1/23	12,430	10,597
7.5% 4/1/21	1,445	1,369
8% 2/15/24 (b)	5,705	6,047
Level 3 Financing, Inc.:
5.125% 5/1/23	6,560	6,716
5.375% 1/15/24	5,570	5,786
Neptune Finco Corp.:
6.625% 10/15/25 (b)	7,010	7,683
10.125% 1/15/23 (b)	4,490	5,141
10.875% 10/15/25 (b)	2,345	2,873
Sable International Finance Ltd. 6.875% 8/1/22 (b)	10,360	11,111
SFR Group SA:
6% 5/15/22 (b)	10,880	11,342
6.25% 5/15/24 (b)	4,450	4,661
7.375% 5/1/26 (b)	10,355	11,132
Sprint Capital Corp. 6.875% 11/15/28	8,180	8,727
Sprint Communications, Inc. 6% 11/15/22	17,465	18,338
Sprint Corp.:
7.125% 6/15/24	20,630	22,300
7.25% 9/15/21	13,030	14,203
7.875% 9/15/23	20,045	22,400
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,899
6% 4/15/24	10,590	11,331
6.625% 4/1/23	16,025	16,826
Telecom Italia Capital SA 6.375% 11/15/33	4,080	4,733
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	4,015	4,497
ViaSat, Inc. 5.625% 9/15/25 (b)	5,310	5,370
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	12,545	12,694
Wind Tre SpA 5% 1/20/26 (b)	7,655	7,705
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	6,575	6,928
		347,196
Transportation Ex Air/Rail - 1.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	12,930	11,378
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	35,720	29,290
8.125% 2/15/19	16,681	16,431
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	1,575	1,544
Teekay Corp. 8.5% 1/15/20	24,793	25,072
		83,715
Utilities - 4.1%
Calpine Corp. 5.75% 1/15/25	10,695	10,160
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	8,515	9,324
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	10,390	11,471
Dynegy, Inc.:
7.375% 11/1/22	1,648	1,770
7.625% 11/1/24	42,875	46,841
8% 1/15/25 (b)	6,290	6,872
8.125% 1/30/26 (b)	2,655	2,947
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	5,950	6,084
7% 6/15/23	16,745	16,996
InterGen NV 7% 6/30/23 (b)	38,674	37,514
NRG Energy, Inc. 7.25% 5/15/26	1,000	1,084
NRG Yield Operating LLC 5% 9/15/26	2,685	2,766
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	7,218	7,840
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	2,370	2,518
PPL Energy Supply LLC 6.5% 6/1/25	5,125	4,459
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	1,314	1,330
The AES Corp.:
5.125% 9/1/27	2,655	2,725
6% 5/15/26	8,415	9,067
		181,768

TOTAL NONCONVERTIBLE BONDS		3,447,572

TOTAL CORPORATE BONDS
(Cost $3,392,554)		3,459,004
	Shares	Value (000s)

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (e)(g)	103,457	3,759
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	27,176	322

TOTAL AUTOMOTIVE & AUTO PARTS		4,081

Banks & Thrifts - 0.0%
CIT Group, Inc.	6,724	313
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	32
Environmental - 0.0%
Tervita Corp. Class A (e)	79,321	507
Healthcare - 0.0%
HealthSouth Corp.	22	1
TOTAL COMMON STOCKS
(Cost $13,557)		4,934

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.7%
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75%	32,900	18,321
Telecommunications - 0.3%
Crown Castle International Corp. Series A 6.875%	9,600	10,529

TOTAL CONVERTIBLE PREFERRED STOCKS		28,850

Nonconvertible Preferred Stocks - 0.5%
Environmental - 0.5%
Tervita Corp. Series A (e)	3,612,430	23,101
TOTAL PREFERRED STOCKS
(Cost $52,855)		51,951
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.5%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (e)	470	469
Broadcasting - 0.2%
CBS Radio, Inc.:
term loan 3 month U.S. LIBOR + 3.500% 4.7379% 10/17/23 (c)(f)	7,743	7,789
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (f)(h)	905	907

TOTAL BROADCASTING		8,696

Building Materials - 0.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 1/2/25 (f)(h)	5,975	6,012
Cable/Satellite TV - 0.5%
Charter Communication Operating LLC term loan:
3 month U.S. LIBOR + 2.000% 3.25% 7/1/20 (c)(f)	4,454	4,474
3 month U.S. LIBOR + 2.000% 3.25% 1/3/21 (c)(f)	6,375	6,400
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 1/31/25 (c)(f)	7,170	7,197
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4867% 8/19/23 (c)(f)	2,715	2,718

TOTAL CABLE/SATELLITE TV		20,789

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (c)(f)	531	535
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (c)(f)	1,224	1,234
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 8/8/24 (c)(f)	400	405

TOTAL CHEMICALS		2,174

Containers - 0.0%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.99% 10/14/24 (c)(f)	260	262
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.3801% 9/20/24 (c)(f)	1,085	1,097
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 3/16/24 (c)(f)	3,160	3,182
Energy - 0.5%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6117% 12/31/21 (c)(f)	4,570	4,894
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9923% 4/16/21 (c)(f)	16,275	15,860

TOTAL ENERGY		20,754

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (c)(f)	3,495	3,517
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2344% 9/28/24 (c)(f)	455	459

TOTAL ENVIRONMENTAL		3,976

Gaming - 0.9%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (c)(f)	10,627	10,629
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (f)(h)	13,575	13,657
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 4/18/24 (c)(f)	7,641	7,672
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5264% 10/4/23 (c)(f)	2,843	2,871
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5159% 8/14/24 (c)(f)	3,070	3,104

TOTAL GAMING		37,933

Healthcare - 1.0%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (c)(f)	4,028	3,893
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 4/9/21 (c)(f)	6,306	6,322
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (c)(f)	33,849	34,005
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (c)(f)	1,895	1,829

TOTAL HEALTHCARE		46,049

Insurance - 0.0%
Asurion LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 8/4/25 (c)(f)	1,245	1,285
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (c)(f)	6,311	6,356
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 8/15/22 (f)(h)	170	170
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (c)(f)	3,120	3,123
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (c)(f)	2,285	2,276
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9/20/24 (f)(h)	5,425	5,453
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 4/26/24 (c)(f)	7,965	8,000

TOTAL SERVICES		15,729

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3328% 8/23/23 (c)(f)	7,050	7,173
Super Retail - 0.1%
Sears Holdings Corp. Tranche ABL, term loan 3 month U.S. LIBOR + 4.500% 5.7417% 6/30/18 (c)(f)	5,999	5,919
Technology - 0.4%
First Data Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7379% 4/26/24 (c)(f)	2,690	2,701
Information Resources, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6174% 1/18/24 (c)(f)	1,000	1,010
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (c)(f)	9,493	9,557
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 1/27/23 (c)(f)	5,482	5,523

TOTAL TECHNOLOGY		18,791

Telecommunications - 0.5%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 1/5/26 (f)(h)	7,855	7,855
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (c)(f)	10,900	10,775
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (c)(f)	3,284	3,294

TOTAL TELECOMMUNICATIONS		21,924

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (c)(f)	3,369	3,386
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.235% 11/30/23 (c)(f)	6,353	6,396
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0104% 12/14/23 (c)(f)	1,930	1,944

TOTAL UTILITIES		8,340

TOTAL BANK LOAN OBLIGATIONS
(Cost $240,281)		243,589

Preferred Securities - 3.8%
Banks & Thrifts - 3.8%
Bank of America Corp.:
6.1% (c)(i)	7,150	8,035
6.25% (c)(i)	6,240	7,011
Barclays Bank PLC 7.625% 11/21/22	18,275	21,614
Barclays PLC:
6.625% (c)(i)	19,280	20,313
8.25% (c)(i)	13,960	14,987
Citigroup, Inc.:
5.875% (c)(i)	10,105	10,636
6.3% (c)(i)	5,630	6,284
Credit Agricole SA:
6.625% (b)(c)(i)	8,755	9,266
7.875% (b)(c)(i)	11,570	13,273
Credit Suisse Group AG:
6.25% (b)(c)(i)	2,730	3,049
7.5% (b)(c)(i)	2,165	2,580
JPMorgan Chase & Co.:
6.125% (c)(i)	3,445	3,825
6.75% (c)(i)	4,255	4,949
Lloyds Banking Group PLC 7.5% (c)(i)	14,060	16,147
Royal Bank of Scotland Group PLC:
7.5% (c)(i)	13,855	14,937
8% (c)(i)	3,715	4,273
8.625% (c)(i)	8,860	10,100
TOTAL PREFERRED SECURITIES
(Cost $155,582)		171,279
	Shares	Value (000s)

Money Market Funds - 11.0%
Fidelity Cash Central Fund, 1.10% (j)
(Cost $488,312)	488,252,770	488,350
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $4,343,141)		4,419,107
NET OTHER ASSETS (LIABILITIES) - 0.7%		31,712
NET ASSETS - 100%		$4,450,819

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,805,858,000 or 40.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,998
Total	$1,998

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Broadview Networks Holdings, Inc.	$3,705	$--	$4,253	$--	$(7,093)	$7,641	$--
Total	$3,705	$--	$4,253	$--	$(7,093)	$7,641	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,081	$--	$--	$4,081
Energy	18,321	--	18,321	--
Financials	313	313	--	--
Health Care	1	1	--	--
Industrials	23,608	--	--	23,608
Materials	32	32	--	--
Real Estate	10,529	--	10,529	--
Corporate Bonds	3,459,004	--	3,459,004	--
Bank Loan Obligations	243,589	--	243,120	469
Preferred Securities	171,279	--	171,279	--
Money Market Funds	488,350	488,350	--	--
Total Investments in Securities:	$4,419,107	$488,696	$3,902,253	$28,158

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.8%
Canada	4.8%
Luxembourg	3.8%
United Kingdom	3.2%
Netherlands	1.8%
Marshall Islands	1.8%
France	1.2%
Cayman Islands	1.1%
Austria	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,854,829)	$3,930,757
Fidelity Central Funds (cost $488,312)	488,350
Total Investment in Securities (cost $4,343,141)		$4,419,107
Cash		2,054
Receivable for investments sold		41,621
Receivable for fund shares sold		7,840
Dividends receivable		647
Interest receivable		62,133
Distributions receivable from Fidelity Central Funds		344
Prepaid expenses		10
Other receivables		640
Total assets		4,534,396
Liabilities
Payable for investments purchased	$66,576
Payable for fund shares redeemed	10,898
Distributions payable	3,465
Accrued management fee	2,060
Other affiliated payables	511
Other payables and accrued expenses	67
Total liabilities		83,577
Net Assets		$4,450,819
Net Assets consist of:
Paid in capital		$4,498,108
Undistributed net investment income		43,151
Accumulated undistributed net realized gain (loss) on investments		(166,406)
Net unrealized appreciation (depreciation) on investments		75,966
Net Assets, for 492,679 shares outstanding		$4,450,819
Net Asset Value, offering price and redemption price per share ($4,450,819 ÷ 492,679 shares)		$9.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$6,155
Interest		131,396
Income from Fidelity Central Funds		1,998
Total income		139,549
Expenses
Management fee	$12,252
Transfer agent fees	2,482
Accounting fees and expenses	574
Custodian fees and expenses	24
Independent trustees' fees and expenses	9
Registration fees	58
Audit	57
Legal	(23)
Miscellaneous	21
Total expenses before reductions	15,454
Expense reductions	(26)	15,428
Net investment income (loss)		124,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,956
Fidelity Central Funds	2
Other affiliated issuers	(7,093)
Total net realized gain (loss)		38,865
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(16,102)
Fidelity Central Funds	(1)
Other affiliated issuers	7,642
Total change in net unrealized appreciation (depreciation)		(8,461)
Net gain (loss)		30,404
Net increase (decrease) in net assets resulting from operations		$154,525

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,121	$269,263
Net realized gain (loss)	38,865	(64,197)
Change in net unrealized appreciation (depreciation)	(8,461)	388,354
Net increase (decrease) in net assets resulting from operations	154,525	593,420
Distributions to shareholders from net investment income	(109,414)	(252,069)
Share transactions
Proceeds from sales of shares	372,027	1,064,869
Reinvestment of distributions	88,968	206,922
Cost of shares redeemed	(547,299)	(1,555,712)
Net increase (decrease) in net assets resulting from share transactions	(86,304)	(283,921)
Redemption fees	90	321
Total increase (decrease) in net assets	(41,103)	57,751
Net Assets
Beginning of period	4,491,922	4,434,171
End of period	$4,450,819	$4,491,922
Other Information
Undistributed net investment income end of period	$43,151	$28,444
Shares
Sold	41,458	123,618
Issued in reinvestment of distributions	9,900	23,922
Redeemed	(61,029)	(178,909)
Net increase (decrease)	(9,671)	(31,369)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.94	$8.31	$9.04	$9.45	$9.59	$9.05
Income from Investment Operations
Net investment income (loss)A	.253	.501	.503	.495	.523	.551
Net realized and unrealized gain (loss)	.060	.597	(.741)	(.291)	(.091)	.538
Total from investment operations	.313	1.098	(.238)	.204	.432	1.089
Distributions from net investment income	(.223)	(.469)	(.493)	(.486)	(.509)	(.504)
Distributions from net realized gain	–	–	–	(.129)	(.064)	(.046)
Total distributions	(.223)	(.469)	(.493)	(.615)	(.573)	(.550)
Redemption fees added to paid in capitalA	–B	.001	.001	.001	.001	.001
Net asset value, end of period	$9.03	$8.94	$8.31	$9.04	$9.45	$9.59
Total ReturnC,D	3.54%	13.56%	(2.47)%	2.29%	4.74%	12.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.72%	.73%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70%G	.72%	.73%	.72%	.72%	.72%
Expenses net of all reductions	.70%G	.72%	.73%	.72%	.72%	.72%
Net investment income (loss)	5.60%G	5.81%	6.00%	5.38%	5.58%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$4,451	$4,492	$4,434	$5,347	$6,372	$6,678
Portfolio turnover rateH	45%G	52%	33%	37%	56%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$209,153
Gross unrealized depreciation	(107,409)
Net unrealized appreciation (depreciation)	$101,744
Tax cost	$4,317,363

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(29,322)
Long-term	(174,065)
Total no expiration	$(203,387)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $910,801 and $1,203,982, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $14.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $13,206 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	.70%	$1,000.00	$1,035.40	$3.59
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Series High Income Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.5	2.7
Valeant Pharmaceuticals International, Inc.	1.9	1.4
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9	1.6
Ortho-Clinical Diagnostics, Inc.	1.8	1.1
Freeport-McMoRan, Inc.	1.4	1.5
	9.5

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.0	11.7
Healthcare	12.1	11.5
Telecommunications	8.5	9.1
Cable/Satellite TV	5.4	5.9
Banks & Thrifts	5.0	6.3

Quality Diversification (% of fund's net assets)

As of October 31, 2017
BBB	0.2%
BB	28.5%
B	44.0%
CCC,CC,C	13.5%
Not Rated	1.1%
Equities	2.2%
Short-Term Investments and Net Other Assets	10.5%

As of April 30, 2017
BBB	0.4%
BB	28.9%
B	43.1%
CCC,CC,C	15.0%
Not Rated	0.7%
Equities	2.2%
Short-Term Investments and Net Other Assets	9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Nonconvertible Bonds	78.3%
Convertible Bonds, Preferred Stocks	2.1%
Common Stocks	0.4%
Bank Loan Obligations	4.8%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	10.5%

 * Foreign investments - 23.4%

As of April 30, 2017*
Nonconvertible Bonds	78.9%
Convertible Bonds, Preferred Stocks	1.8%
Common Stocks	0.5%
Bank Loan Obligations	4.4%
Other Investments	4.7%
Short-Term Investments and Net Other Assets (Liabilities)	9.7%

 * Foreign investments - 24.4%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.6%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$2,824,000	$2,712,805
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	5,510,000	4,655,950

TOTAL CONVERTIBLE BONDS		7,368,755

Nonconvertible Bonds - 78.3%
Aerospace - 0.2%
DAE Funding LLC:
4% 8/1/20 (b)	1,685,000	1,710,275
4.5% 8/1/22 (b)	2,110,000	2,139,013
5% 8/1/24 (b)	2,905,000	2,966,731
		6,816,019
Automotive & Auto Parts - 0.7%
Allison Transmission, Inc. 5% 10/1/24 (b)	3,155,000	3,289,088
Delphi Jersey Holdings PLC 5% 10/1/25 (b)	3,175,000	3,198,813
Lithia Motors, Inc. 5.25% 8/1/25 (b)	1,855,000	1,945,431
Tesla, Inc. 5.3% 8/15/25 (b)	10,205,000	9,847,825
The Goodyear Tire & Rubber Co. 5% 5/31/26	2,730,000	2,798,250
		21,079,407
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	1,210,000	1,258,400
5.75% 11/20/25	22,265,000	24,574,994
Royal Bank of Scotland Group PLC 5.125% 5/28/24	6,150,000	6,580,268
		32,413,662
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 8/1/25	3,395,000	3,390,756
5% 4/1/24	855,000	871,031
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,765,000	3,939,131
iHeartCommunications, Inc.:
9% 9/15/22	3,755,000	2,712,988
10.625% 3/15/23	4,900,000	3,515,750
11.25% 3/1/21 (b)	4,625,000	3,283,750
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)	1,020,000	972,825
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	2,610,000	2,658,938
5% 8/1/27 (b)	4,315,000	4,352,756
5.375% 7/15/26 (b)	3,680,000	3,877,800
		29,575,725
Building Materials - 0.7%
Beacon Roofing Supply, Inc. 4.875% 11/1/25 (b)	3,405,000	3,446,541
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	2,735,000	2,888,844
Building Materials Corp. of America:
5.5% 2/15/23 (b)	4,430,000	4,673,650
6% 10/15/25 (b)	4,195,000	4,535,844
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25(b)	1,255,000	1,270,688
U.S. Concrete, Inc. 6.375% 6/1/24	1,350,000	1,451,250
USG Corp. 5.5% 3/1/25 (b)	2,770,000	2,970,825
		21,237,642
Cable/Satellite TV - 5.2%
Altice SA 7.75% 5/15/22 (b)	26,595,000	28,157,456
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	5,690,000	5,931,825
5.5% 5/15/26 (b)	12,000,000	12,480,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	3,405,000	3,453,964
5% 2/1/28 (b)	5,105,000	5,066,713
5.125% 2/15/23	4,450,000	4,594,625
5.125% 5/1/27 (b)	13,450,000	13,584,500
5.5% 5/1/26 (b)	7,285,000	7,467,125
5.75% 9/1/23	7,640,000	7,916,950
5.875% 4/1/24 (b)	9,080,000	9,670,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	4,245,000	4,319,288
CSC Holdings, Inc. 5.5% 4/15/27 (b)	5,810,000	5,984,300
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	4,158,280
6.75% 6/1/21	4,995,000	5,244,750
7.75% 7/1/26	2,390,000	2,614,063
Virgin Media Finance PLC 4.875% 2/15/22	8,880,000	8,658,000
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	2,895,000	3,028,894
VTR Finance BV 6.875% 1/15/24 (b)	2,000,000	2,120,500
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	12,310,000	12,556,200
		147,007,633
Capital Goods - 1.0%
Belden, Inc. 5.25% 7/15/24 (b)	5,435,000	5,652,400
General Cable Corp. 5.75% 10/1/22 (c)	22,406,000	22,966,150
		28,618,550
Chemicals - 3.7%
A. Schulman, Inc. 6.875% 6/1/23	5,155,000	5,432,081
Blue Cube Spinco, Inc. 10% 10/15/25	6,250,000	7,609,375
CF Industries Holdings, Inc.:
3.45% 6/1/23	4,970,000	4,907,875
5.15% 3/15/34	12,430,000	12,398,925
5.375% 3/15/44	7,085,000	6,801,600
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	4,285,000	4,493,894
Momentive Performance Materials, Inc. 3.88% 10/24/21	18,676,000	19,423,040
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	27,576,000	3
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	4,050,000	4,125,938
5.25% 6/1/27 (b)	3,545,000	3,615,900
The Chemours Co. LLC:
5.375% 5/15/27	1,235,000	1,318,363
6.625% 5/15/23	6,805,000	7,213,300
7% 5/15/25	7,030,000	7,838,450
TPC Group, Inc. 8.75% 12/15/20 (b)	5,085,000	4,970,588
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)	3,405,000	3,583,763
Tronox Finance PLC 5.75% 10/1/25 (b)	1,325,000	1,382,969
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	2,075,000	2,199,500
Valvoline, Inc. 4.375% 8/15/25 (b)	1,125,000	1,136,250
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,965,000	3,157,725
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	1,155,000	1,241,625
5.625% 10/1/24 (b)	2,475,000	2,707,031
		105,558,195
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	210,000	220,500
First Quality Finance Co., Inc. 5% 7/1/25 (b)	2,380,000	2,447,092
		2,667,592
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	12,285,000	12,622,838
6% 2/15/25 (b)	3,267,000	3,467,104
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	955,000	955,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)	4,140,000	4,419,450
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	845,000	861,731
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	3,950,000	4,112,345
		26,438,468
Diversified Financial Services - 3.6%
Aircastle Ltd.:
5% 4/1/23	4,435,000	4,690,013
5.125% 3/15/21	4,795,000	5,088,694
AssuredPartners, Inc. 7% 8/15/25 (b)	1,180,000	1,230,150
CIT Group, Inc. 5% 8/15/22	4,850,000	5,213,750
FLY Leasing Ltd.:
6.375% 10/15/21	9,522,000	9,938,588
6.75% 12/15/20	3,975,000	4,129,230
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	2,070,000	2,251,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,385,000	3,401,925
6.25% 2/1/22	2,180,000	2,278,100
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (b)(c)(f)	8,630,000	8,327,950
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (b)(c)(f)	9,553,000	9,266,410
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,698,000	1,608,855
MSCI, Inc.:
4.75% 8/1/26 (b)	3,040,000	3,165,400
5.75% 8/15/25 (b)	1,635,000	1,765,800
Navient Corp.:
5% 10/26/20	2,425,000	2,497,750
6.75% 6/25/25	6,740,000	7,043,300
7.25% 9/25/23	655,000	709,447
SLM Corp.:
4.875% 6/17/19	6,680,000	6,872,050
6.125% 3/25/24	3,215,000	3,299,394
7.25% 1/25/22	2,925,000	3,173,625
8% 3/25/20	6,038,000	6,656,895
Springleaf Financial Corp.:
6.125% 5/15/22	3,365,000	3,550,075
8.25% 12/15/20	3,180,000	3,585,450
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	2,520,000	2,664,900
		102,408,876
Diversified Media - 1.7%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	6,115,000	6,313,738
7.625% 3/15/20	13,045,000	12,979,775
7.625% 3/15/20	3,380,000	3,375,775
E.W. Scripps Co. 5.125% 5/15/25 (b)	750,000	770,625
MDC Partners, Inc. 6.5% 5/1/24 (b)	10,793,000	11,008,860
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	1,420,000	1,469,700
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	12,945,000	13,333,350
		49,251,823
Energy - 12.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,270,000	4,366,075
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	6,440,000	6,745,900
Baytex Energy Corp. 5.125% 6/1/21 (b)	3,495,000	3,311,513
Calfrac Holdings LP 7.5% 12/1/20 (b)	5,875,000	5,757,500
California Resources Corp. 8% 12/15/22 (b)	18,850,000	12,441,000
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	3,075,000	3,171,094
Chesapeake Energy Corp.:
4.875% 4/15/22	1,470,000	1,359,750
5.375% 6/15/21	6,041,000	5,814,463
8% 1/15/25 (b)	1,555,000	1,555,000
8% 6/15/27 (b)	3,630,000	3,500,681
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	16,028,000	16,468,770
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (b)(c)(f)	2,560,000	2,554,158
6.875% 6/15/25 (b)	3,085,000	3,262,388
Continental Resources, Inc.:
4.5% 4/15/23	4,815,000	4,875,188
5% 9/15/22	11,710,000	11,841,738
Covey Park Energy LLC 7.5% 5/15/25 (b)	2,260,000	2,344,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,590,000	2,693,600
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,900,000	6,062,250
Denbury Resources, Inc.:
4.625% 7/15/23	10,949,000	6,213,558
5.5% 5/1/22	6,110,000	3,834,025
9% 5/15/21 (b)	3,395,000	3,318,613
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,700,000	1,819,000
Ensco PLC:
5.2% 3/15/25	2,605,000	2,194,713
5.75% 10/1/44	5,160,000	3,521,700
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	3,915,000	3,993,300
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	2,790,000	2,936,475
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,120,000	2,109,400
FTS International, Inc. 6.25% 5/1/22	8,000,000	7,760,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	5,160,000	5,134,200
5.75% 10/1/25 (b)	3,650,000	3,736,688
Jonah Energy LLC 7.25% 10/15/25 (b)	3,950,000	3,950,000
NextEra Energy Partners LP 4.25% 9/15/24 (b)	1,930,000	1,949,300
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,205,000	3,205,000
6.125% 3/1/25	4,750,000	4,500,625
7.5% 11/1/23	4,075,000	4,064,813
NGPL PipeCo LLC 4.375% 8/15/22 (b)	725,000	745,844
Noble Holding International Ltd.:
5.25% 3/15/42	3,815,000	2,422,525
6.05% 3/1/41	3,935,000	2,606,938
7.7% 4/1/25 (c)	3,075,000	2,675,250
7.75% 1/15/24	15,275,000	13,671,125
NuStar Logistics LP 5.625% 4/28/27	1,445,000	1,524,475
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)	1,410,000	1,454,951
6.25% 6/1/24 (b)	1,030,000	1,091,800
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	9,290,000	9,661,600
7.25% 6/15/25 (b)	8,420,000	8,704,175
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23	995,000	1,029,825
6.875% 5/15/23 (b)	1,700,000	1,759,500
PDC Energy, Inc. 6.125% 9/15/24	1,795,000	1,873,531
Range Resources Corp. 5% 3/15/23	3,405,000	3,370,882
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,471,900
5.625% 11/15/23	2,665,000	2,605,038
SemGroup Corp.:
6.375% 3/15/25 (b)	3,685,000	3,629,725
7.25% 3/15/26 (b)	2,705,000	2,752,338
SM Energy Co.:
5% 1/15/24	8,500,000	8,117,500
5.625% 6/1/25	4,185,000	4,069,913
6.125% 11/15/22	8,320,000	8,361,600
6.5% 1/1/23	7,270,000	7,397,225
6.75% 9/15/26	2,280,000	2,339,850
Southwestern Energy Co.:
4.1% 3/15/22	17,615,000	17,306,738
7.5% 4/1/26	4,345,000	4,507,938
7.75% 10/1/27	1,965,000	2,043,600
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23	6,335,000	6,730,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,164,075
5% 1/15/28 (b)	3,000,000	3,007,500
5.125% 2/1/25	2,885,000	2,971,550
6.75% 3/15/24	1,490,000	1,605,475
Teine Energy Ltd. 6.875% 9/30/22 (b)	525,000	536,813
Tervita Escrow Corp. 7.625% 12/1/21 (b)	13,130,000	13,294,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	3,828,000	3,894,990
6.125% 10/15/21	2,620,000	2,705,150
Transocean, Inc. 9% 7/15/23 (b)	3,755,000	4,074,175
Weatherford International Ltd.:
6.5% 8/1/36	3,345,000	2,784,713
7% 3/15/38	3,465,000	2,910,600
Weatherford International, Inc. 6.8% 6/15/37	1,720,000	1,462,000
Whiting Petroleum Corp.:
5.75% 3/15/21	2,365,000	2,382,738
6.25% 4/1/23	1,455,000	1,451,363
WPX Energy, Inc.:
5.25% 9/15/24	1,665,000	1,671,244
6% 1/15/22	1,955,000	2,035,644
8.25% 8/1/23	2,555,000	2,877,569
		343,123,676
Entertainment/Film - 1.2%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	7,775,000	7,590,344
6.125% 5/15/27	9,105,000	9,013,950
AMC Entertainment, Inc. 5.75% 6/15/25	3,400,000	3,306,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	4,285,000	4,509,963
5.875% 3/15/25	3,515,000	3,723,703
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	4,980,720	4,980,720
		33,125,180
Environmental - 1.3%
Covanta Holding Corp.:
5.875% 3/1/24	6,910,000	6,927,275
5.875% 7/1/25	7,330,000	7,256,700
6.375% 10/1/22	4,804,000	4,960,130
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	13,015,000	13,616,944
Wrangler Buyer Corp. 6% 10/1/25 (b)	4,085,000	4,176,913
		36,937,962
Food & Drug Retail - 2.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	6,985,000	6,146,800
6.625% 6/15/24	5,935,000	5,578,900
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	30,150,000	27,511,875
9.375% 9/15/18 pay-in-kind (b)(c)	38,022,500	10,646,300
Performance Food Group, Inc. 5.5% 6/1/24 (b)	3,110,000	3,257,725
Rite Aid Corp. 7.7% 2/15/27	4,550,000	3,867,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	23,460,000	14,076,000
		71,085,100
Food/Beverage/Tobacco - 3.5%
B&G Foods, Inc. 5.25% 4/1/25	3,275,000	3,344,594
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	20,440,000	19,826,800
Cott Beverages, Inc. 5.375% 7/1/22	445,000	463,634
Cott Holdings, Inc. 5.5% 4/1/25 (b)	4,875,000	5,027,344
ESAL GmbH 6.25% 2/5/23 (b)	18,850,000	18,143,125
JBS Investments GmbH:
7.25% 4/3/24 (b)	3,010,000	2,972,375
7.75% 10/28/20 (b)	10,220,000	10,429,510
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,990,000	2,900,300
7.25% 6/1/21 (b)	7,415,000	7,559,444
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	2,380,000	2,487,100
4.875% 11/1/26 (b)	2,280,000	2,396,850
Minerva Luxembourg SA 6.5% 9/20/26 (b)	6,060,000	6,284,220
Pilgrim's Pride Corp. 5.875% 9/30/27 (b)	1,695,000	1,762,800
Post Holdings, Inc.:
5% 8/15/26 (b)	3,555,000	3,572,775
5.75% 3/1/27 (b)	3,720,000	3,864,150
Vector Group Ltd. 6.125% 2/1/25 (b)	8,515,000	8,834,313
		99,869,334
Gaming - 1.1%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)	16,925,000	17,035,859
Eldorado Resorts, Inc. 6% 4/1/25	750,000	791,250
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,200,000	1,299,000
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	1,100,000	1,188,000
MCE Finance Ltd. 4.875% 6/6/25 (b)	1,150,000	1,160,477
Scientific Games Corp.:
5% 10/15/25 (b)	840,000	852,600
7% 1/1/22 (b)	6,035,000	6,382,013
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	2,165,000	2,110,875
Wynn Macau Ltd. 4.875% 10/1/24 (b)	1,670,000	1,697,221
		32,517,295
Healthcare - 11.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	5,077,000	5,165,848
AmSurg Corp. 5.625% 7/15/22	2,570,000	2,614,975
Catalent Pharma Solutions 4.875% 1/15/26 (b)	955,000	969,325
Community Health Systems, Inc.:
5.125% 8/1/21	20,955,000	20,378,738
6.25% 3/31/23	6,700,000	6,448,750
6.875% 2/1/22	57,479,000	41,600,378
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,587,788
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,450,000	1,428,250
5.125% 7/15/24	10,995,000	11,022,488
HCA Holdings, Inc.:
4.5% 2/15/27	4,780,000	4,821,825
5.25% 6/15/26	4,930,000	5,244,288
5.875% 5/1/23	9,350,000	10,016,188
6.25% 2/15/21	5,100,000	5,488,875
HealthSouth Corp. 5.75% 9/15/25	3,890,000	4,011,563
Hologic, Inc. 4.375% 10/15/25 (b)	1,375,000	1,397,000
IMS Health, Inc. 5% 10/15/26 (b)	4,190,000	4,451,875
Kindred Healthcare, Inc.:
8% 1/15/20	17,580,000	17,755,800
8.75% 1/15/23	14,110,000	13,757,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.625% 10/15/23 (b)	1,655,000	1,545,356
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,205,000	3,293,138
5.5% 5/1/24	3,365,000	3,562,694
6.375% 3/1/24	4,595,000	4,968,344
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	29,677,000	29,714,096
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	12,260,000	12,658,450
5.5% 2/1/21	8,330,000	8,590,313
SP Finco LLC 6.75% 7/1/25 (b)	2,110,000	1,925,375
Teleflex, Inc. 4.875% 6/1/26	4,340,000	4,557,000
Tenet Healthcare Corp.:
4.375% 10/1/21	16,240,000	16,183,160
6% 10/1/20	1,980,000	2,079,000
THC Escrow Corp. III 5.125% 5/1/25 (b)	6,775,000	6,597,156
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	8,970,000	8,824,238
5.5% 3/1/23 (b)	2,450,000	2,058,000
5.5% 11/1/25 (b)	2,710,000	2,770,975
5.625% 12/1/21 (b)	3,495,000	3,184,819
5.875% 5/15/23 (b)	16,195,000	13,684,775
6.125% 4/15/25 (b)	10,785,000	9,059,400
6.75% 8/15/21 (b)	5,101,000	4,941,594
7.25% 7/15/22 (b)	7,851,000	7,517,333
7.5% 7/15/21 (b)	1,425,000	1,401,844
VPI Escrow Corp. 6.375% 10/15/20 (b)	3,142,000	3,122,363
		313,400,627
Homebuilders/Real Estate - 2.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (b)	1,700,000	1,683,000
AV Homes, Inc. 6.625% 5/15/22	2,475,000	2,570,164
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (b)	5,170,000	5,163,538
6.75% 3/15/25	3,255,000	3,443,139
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	2,935,000	3,074,413
CalAtlantic Group, Inc.:
5% 6/15/27	3,390,000	3,563,738
5.25% 6/1/26	1,205,000	1,283,325
5.875% 11/15/24	1,640,000	1,825,525
Howard Hughes Corp. 5.375% 3/15/25 (b)	3,145,000	3,231,488
M/I Homes, Inc. 5.625% 8/1/25	1,525,000	1,549,781
Mattamy Group Corp.:
6.5% 10/1/25 (b)	2,535,000	2,642,738
6.875% 12/15/23 (b)	1,680,000	1,764,000
Meritage Homes Corp. 5.125% 6/6/27	3,370,000	3,407,913
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	3,025,000	3,146,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	7,164,000	7,477,425
TRI Pointe Homes, Inc. 5.25% 6/1/27	4,065,000	4,156,463
William Lyon Homes, Inc.:
5.875% 1/31/25	2,820,000	2,876,400
7% 8/15/22	3,175,000	3,294,063
		56,153,113
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	8,059,000	8,330,991
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,000,000	2,042,500
		10,373,491
Leisure - 0.5%
Carlson Travel, Inc. 9.5% 12/15/24 (b)	1,975,000	1,851,563
Silversea Cruises 7.25% 2/1/25 (b)	1,885,000	2,021,663
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	1,640,000	1,687,150
5.5% 4/15/27 (b)	1,640,000	1,711,750
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	3,055,000	3,203,931
7.25% 11/30/21 (b)	4,420,000	4,729,842
		15,205,899
Metals/Mining - 2.5%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)	2,480,000	2,591,600
7.25% 4/1/23 (b)	5,070,000	5,361,525
7.5% 4/1/25 (b)	13,800,000	14,610,750
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	1,965,000	2,004,300
5.125% 5/15/24 (b)	2,420,000	2,489,575
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,555,000	5,499,450
3.875% 3/15/23	1,835,000	1,805,181
4.55% 11/14/24	15,340,000	15,309,473
5.4% 11/14/34	6,570,000	6,405,750
6.75% 2/1/22	4,825,000	5,018,000
6.875% 2/15/23	4,810,000	5,261,515
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	3,435,000	3,598,163
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)(e)	7,630,000	1
		69,955,283
Paper - 0.1%
Louisiana-Pacific Corp. 4.875% 9/15/24	2,390,000	2,464,688
NewPage Corp. 11.375% 12/31/2114 (d)(e)	56,349,036	6
		2,464,694
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (b)	765,000	803,250
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)	3,350,000	3,374,120
5% 10/15/25 (b)	3,405,000	3,468,844
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	5,105,000	5,194,338
8.75% 10/1/25 (b)	1,700,000	1,746,750
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	1,700,000	1,744,625
5% 6/1/24 (b)	3,515,000	3,708,325
		19,237,002
Services - 2.8%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	4,435,000	3,104,500
APX Group, Inc.:
6.375% 12/1/19	3,558,000	3,620,265
7.625% 9/1/23	4,105,000	4,320,513
7.875% 12/1/22	8,405,000	9,066,894
8.75% 12/1/20	2,690,000	2,757,250
Aramark Services, Inc.:
4.75% 6/1/26	2,810,000	2,939,204
5% 4/1/25 (b)	3,250,000	3,473,438
5.125% 1/15/24	2,405,000	2,543,288
Avantor, Inc.:
6% 10/1/24 (b)	4,195,000	4,278,900
9% 10/1/25 (b)	8,510,000	8,595,781
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	6,930,000	7,519,050
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	1,700,000	1,797,750
Corrections Corp. of America:
4.75% 10/15/27	1,195,000	1,197,988
5% 10/15/22	1,695,000	1,769,156
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)	2,385,000	2,519,156
IHS Markit Ltd.:
4.75% 2/15/25 (b)	3,010,000	3,183,075
5% 11/1/22 (b)	1,370,000	1,472,750
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	2,555,000	2,644,425
Prime Security One MS, Inc. 4.875% 7/15/32 (b)	1,700,000	1,608,625
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	1,410,000	1,484,025
United Rentals North America, Inc.:
4.625% 10/15/25	2,725,000	2,788,084
5.5% 5/15/27	2,115,000	2,263,050
5.875% 9/15/26	3,081,000	3,358,290
		78,305,457
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	2,275,000	2,439,938
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)	6,795,000	6,582,656
		9,022,594
Super Retail - 0.4%
Asbury Automotive Group, Inc. 6% 12/15/24	3,975,000	4,193,625
DBP Holding Corp. 7.75% 10/15/20 (b)	3,415,000	1,827,025
JC Penney Corp., Inc.:
6.375% 10/15/36	645,000	378,938
7.4% 4/1/37	1,130,000	689,300
PetSmart, Inc.:
5.875% 6/1/25 (b)	1,685,000	1,470,163
8.875% 6/1/25 (b)	1,685,000	1,326,938
Sonic Automotive, Inc. 6.125% 3/15/27	1,990,000	2,054,675
		11,940,664
Technology - 2.2%
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	10,715,000	10,848,938
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	4,520,000	5,322,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)	3,920,000	4,105,329
7.125% 6/15/24 (b)	1,435,000	1,583,881
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	12,705,000	13,379,953
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	1,980,000	2,083,950
Micron Technology, Inc. 5.25% 1/15/24 (b)	9,815,000	10,318,019
Nuance Communications, Inc. 5.625% 12/15/26 (b)	6,270,000	6,661,875
Open Text Corp. 5.875% 6/1/26 (b)	2,800,000	3,034,500
Qorvo, Inc. 6.75% 12/1/23	2,780,000	3,009,350
TTM Technologies, Inc. 5.625% 10/1/25 (b)	975,000	994,500
VeriSign, Inc. 4.75% 7/15/27	1,790,000	1,843,700
		63,186,295
Telecommunications - 7.8%
Altice Financing SA:
6.5% 1/15/22 (b)	510,000	527,850
7.5% 5/15/26 (b)	13,090,000	14,349,913
Altice Finco SA:
7.625% 2/15/25 (b)	7,170,000	7,681,938
8.125% 1/15/24 (b)	14,870,000	16,024,209
Cincinnati Bell, Inc. 7% 7/15/24 (b)	3,465,000	3,456,338
CommScope Technologies Finance LLC:
5% 3/15/27 (b)	3,155,000	3,072,181
6% 6/15/25 (b)	2,890,000	3,052,563
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)	790,000	828,513
Frontier Communications Corp. 11% 9/15/25	11,595,000	9,841,256
GCI, Inc. 6.875% 4/15/25	3,450,000	3,734,625
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)	2,450,000	2,777,688
Intelsat Jackson Holdings SA:
5.5% 8/1/23	6,020,000	5,132,050
7.5% 4/1/21	1,235,000	1,170,163
8% 2/15/24 (b)	4,960,000	5,257,600
Level 3 Financing, Inc.:
5.125% 5/1/23	2,220,000	2,272,725
5.375% 1/15/24	4,325,000	4,492,594
Neptune Finco Corp.:
6.625% 10/15/25 (b)	4,865,000	5,332,040
10.125% 1/15/23 (b)	3,750,000	4,293,750
10.875% 10/15/25 (b)	1,615,000	1,978,375
Sable International Finance Ltd. 6.875% 8/1/22 (b)	6,015,000	6,451,088
SFR Group SA:
6% 5/15/22 (b)	6,155,000	6,416,588
7.375% 5/1/26 (b)	6,300,000	6,772,500
Sprint Capital Corp. 6.875% 11/15/28	4,894,000	5,221,286
Sprint Communications, Inc. 6% 11/15/22	11,860,000	12,453,000
Sprint Corp.:
7.125% 6/15/24	10,795,000	11,668,747
7.25% 9/15/21	7,535,000	8,213,150
7.875% 9/15/23	15,630,000	17,466,525
T-Mobile U.S.A., Inc.:
6% 4/15/24	12,105,000	12,952,350
6.625% 4/1/23	11,270,000	11,833,500
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	3,650,000	4,088,000
ViaSat, Inc. 5.625% 9/15/25 (b)	3,405,000	3,443,306
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	8,135,000	8,231,807
Wind Tre SpA 5% 1/20/26 (b)	4,890,000	4,921,726
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	5,070,000	5,342,513
		220,752,457
Transportation Ex Air/Rail - 1.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	8,370,000	7,365,600
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	23,750,000	19,475,000
8.125% 2/15/19	9,951,000	9,801,735
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	1,175,000	1,151,500
Teekay Corp. 8.5% 1/15/20	16,760,000	16,948,550
		54,742,385
Utilities - 4.1%
Calpine Corp. 5.75% 1/15/25	6,750,000	6,412,500
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	5,645,000	6,181,275
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,605,000	8,395,920
Dynegy, Inc.:
7.375% 11/1/22	987,000	1,059,791
7.625% 11/1/24	27,015,000	29,513,888
8% 1/15/25 (b)	4,715,000	5,151,138
8.125% 1/30/26 (b)	2,425,000	2,691,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,700,000	4,805,750
7% 6/15/23	9,200,000	9,338,000
InterGen NV 7% 6/30/23 (b)	25,532,000	24,766,040
NRG Yield Operating LLC 5% 9/15/26	1,735,000	1,787,050
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	4,236,055	4,601,415
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	2,150,000	2,284,375
PPL Energy Supply LLC 6.5% 6/1/25	2,640,000	2,296,800
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	728,000	737,100
The AES Corp.:
5.125% 9/1/27	1,700,000	1,745,050
6% 5/15/26	3,475,000	3,744,313
		115,512,155

TOTAL NONCONVERTIBLE BONDS		2,230,787,505

TOTAL CORPORATE BONDS
(Cost $2,190,495,264)		2,238,156,260
	Shares	Value

Common Stocks - 0.4%
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc. (e)(g)	180,386	6,553,423
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	48,708	577,677
Motors Liquidation Co. GUC Trust (g)	49,155	479,753

TOTAL AUTOMOTIVE & AUTO PARTS		7,610,853

Environmental - 0.0%
Tervita Corp. Class A (e)	116,052	742,135
Metals/Mining - 0.0%
Aleris Corp. (e)(g)	46,900	328,300
Transportation Ex Air/Rail - 0.1%
Navios Maritime Holdings, Inc. (g)(h)	771,100	1,403,402
Tricer Holdco SCA (e)(i)	220,288	1,059,585

TOTAL TRANSPORTATION EX AIR/RAIL		2,462,987

TOTAL COMMON STOCKS
(Cost $29,581,327)		11,144,275

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 0.7%
Energy - 0.5%
Chesapeake Energy Corp. Series A 5.75%	24,700	13,754,813
Telecommunications - 0.2%
Crown Castle International Corp. Series A 6.875%	6,100	6,690,480

TOTAL CONVERTIBLE PREFERRED STOCKS		20,445,293

Nonconvertible Preferred Stocks - 1.1%
Environmental - 1.1%
Tervita Corp. Series A (e)	4,769,117	30,497,803
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (e)(i)	97,905,800	979,058

TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,476,861

TOTAL PREFERRED STOCKS
(Cost $53,228,127)		51,922,154
	Principal Amount	Value

Bank Loan Obligations - 4.8%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (e)	818,141	816,095
Broadcasting - 0.0%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (f)(j)	535,000	536,338
Building Materials - 0.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 1/2/25 (f)(j)	3,825,000	3,848,906
Cable/Satellite TV - 0.2%
Charter Communication Operating LLC term loan 3 month U.S. LIBOR + 2.000% 3.25% 7/1/20 (c)(f)	4,599,806	4,620,229
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4867% 8/19/23 (c)(f)	1,740,000	1,742,175

TOTAL CABLE/SATELLITE TV		6,362,404

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (c)(f)	340,116	342,810
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (c)(f)	784,884	791,100
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3801% 8/8/24 (c)(f)	255,000	257,869

TOTAL CHEMICALS		1,391,779

Containers - 0.2%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.99% 10/14/24 (c)(f)	170,000	171,190
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 2/5/23 (c)(f)	4,210,049	4,233,709

TOTAL CONTAINERS		4,404,899

Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.3801% 9/20/24 (c)(f)	695,000	702,603
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 3/16/24 (c)(f)	3,922,875	3,950,335
Energy - 0.2%
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9923% 4/16/21 (c)(f)	5,785,000	5,637,483
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (c)(f)	2,230,000	2,243,938
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2344% 9/28/24 (c)(f)	290,000	292,433

TOTAL ENVIRONMENTAL		2,536,371

Gaming - 0.6%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (f)	263,675	263,730
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (f)(j)	8,690,000	8,742,748
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 4/18/24 (c)(f)	4,543,613	4,562,378
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5264% 10/4/23 (c)(f)	1,825,387	1,843,185
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5159% 8/14/24 (c)(f)	1,965,000	1,986,831

TOTAL GAMING		17,398,872

Healthcare - 1.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (c)(f)	2,291,115	2,214,316
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 4/9/21 (c)(f)	4,308,679	4,319,451
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (c)(f)	21,933,894	22,034,570
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (c)(f)	1,211,916	1,169,717

TOTAL HEALTHCARE		29,738,054

Insurance - 0.0%
Asurion LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 8/4/25 (c)(f)	795,000	820,345
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (c)(f)	4,008,890	4,037,273
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 8/15/22 (f)(j)	108,303	108,574
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (c)(f)	1,916,122	1,918,038
Services - 0.3%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (c)(f)	1,405,000	1,399,324
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9/20/24 (f)(j)	3,480,000	3,498,026
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 4/26/24 (c)(f)	4,736,200	4,756,945

TOTAL SERVICES		9,654,295

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3328% 8/23/23 (c)(f)	4,525,000	4,604,188
Super Retail - 0.1%
Sears Holdings Corp. Tranche ABL, term loan 3 month U.S. LIBOR + 4.500% 5.7417% 6/30/18 (c)(f)	3,564,971	3,517,450
Technology - 0.4%
First Data Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7379% 4/26/24 (c)(f)	1,601,285	1,607,578
Information Resources, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6174% 1/18/24 (c)(f)	905,450	914,885
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (c)(f)	4,649,921	4,680,983
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 1/27/23 (c)(f)	3,392,950	3,417,786

TOTAL TECHNOLOGY		10,621,232

Telecommunications - 0.5%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 1/5/26 (f)(j)	5,025,000	5,025,000
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (c)(f)	6,920,225	6,840,435
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (c)(f)	2,970,075	2,979,965

TOTAL TELECOMMUNICATIONS		14,845,400

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (c)(f)	2,156,438	2,167,220
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.235% 11/30/23 (c)(f)	4,117,446	4,145,774
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0104% 12/14/23 (c)(f)	1,756,725	1,768,917

TOTAL UTILITIES		5,914,691

TOTAL BANK LOAN OBLIGATIONS
(Cost $133,717,565)		135,532,845

Preferred Securities - 3.9%
Banks & Thrifts - 3.9%
Bank of America Corp.:
6.1% (c)(k)	5,230,000	5,877,646
6.25% (c)(k)	3,190,000	3,584,256
Barclays Bank PLC 7.625% 11/21/22	12,860,000	15,209,920
Barclays PLC:
6.625% (c)(k)	12,490,000	13,158,893
8.25% (c)(k)	7,517,000	8,070,044
Citigroup, Inc.:
5.875% (c)(k)	6,840,000	7,199,649
6.3% (c)(k)	5,300,000	5,915,559
Credit Agricole SA:
6.625% (b)(c)(k)	5,565,000	5,889,708
7.875% (b)(c)(k)	8,001,000	9,178,647
Credit Suisse Group AG 6.25% (b)(c)(k)	3,080,000	3,440,280
JPMorgan Chase & Co. 6.125% (c)(k)	3,995,000	4,435,794
Lloyds Banking Group PLC 7.5% (c)(k)	8,540,000	9,807,862
Royal Bank of Scotland Group PLC:
7.5% (c)(k)	8,765,000	9,449,489
8% (c)(k)	2,100,000	2,415,489
8.625% (c)(k)	7,285,000	8,304,772
TOTAL PREFERRED SECURITIES
(Cost $100,597,313)		111,938,008
	Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund, 1.10% (l)	273,371,622	273,426,297
Fidelity Securities Lending Cash Central Fund 1.11% (l)(m)	1,149,903	1,150,018
TOTAL MONEY MARKET FUNDS
(Cost $274,566,437)		274,576,315
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $2,782,186,033)		2,823,269,857
NET OTHER ASSETS (LIABILITIES) - 0.8%		24,043,151
NET ASSETS - 100%		$2,847,313,008

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,162,541,239 or 40.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,038,643 or 0.1% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	12/19/16	$4,423,093
Tricer Holdco SCA	12/19/16	$2,857,323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,386,754
Fidelity Securities Lending Cash Central Fund	13,452
Total	$1,400,206

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Broadview Networks Holdings, Inc.	$3,161,995	$--	$3,630,053	$--	$(6,155,142)	$6,623,200	$--
Total	$3,161,995	$--	$3,630,053	$--	$(6,155,142)	$6,623,200	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,131,100	$--	$--	$7,131,100
Energy	13,754,813	--	13,754,813	--
Financials	479,753	479,753	--	--
Industrials	34,681,983	1,403,402	--	33,278,581
Materials	328,300	--	--	328,300
Real Estate	6,690,480	--	6,690,480	--
Corporate Bonds	2,238,156,260	--	2,238,156,250	10
Bank Loan Obligations	135,532,845	--	134,716,750	816,095
Preferred Securities	111,938,008	--	111,938,008	--
Money Market Funds	274,576,315	274,576,315	--	--
Total Investments in Securities:	$2,823,269,857	$276,459,470	$2,505,256,301	$41,554,086

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$32,699,267
Net Realized Gain (Loss) on Investment Securities	237
Net Unrealized Gain (Loss) on Investment Securities	579,077
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$33,278,581
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$579,077
Other Investments in Securities
Beginning Balance	$8,120,958
Net Realized Gain (Loss) on Investment Securities	111,756
Net Unrealized Gain (Loss) on Investment Securities	1,210,025
Cost of Purchases	--
Proceeds of Sales	(1,167,774)
Amortization/Accretion	540
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,275,505
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$1,210,025

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains(losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund’s Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Canada	5.4%
Luxembourg	4.0%
United Kingdom	3.2%
Netherlands	1.9%
Marshall Islands	1.8%
Cayman Islands	1.2%
Bermuda	1.2%
Austria	1.1%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,046,500) — See accompanying schedule: Unaffiliated issuers (cost $2,507,619,596)	$2,548,693,542
Fidelity Central Funds (cost $274,566,437)	274,576,315
Total Investment in Securities (cost $2,782,186,033)		$2,823,269,857
Cash		1,320,470
Receivable for investments sold		25,387,991
Receivable for fund shares sold		329,829
Dividends receivable		465,731
Interest receivable		40,329,353
Distributions receivable from Fidelity Central Funds		212,545
Other receivables		423,375
Total assets		2,891,739,151
Liabilities
Payable for investments purchased	$42,566,040
Payable for fund shares redeemed	693,378
Distributions payable	6
Other payables and accrued expenses	16,719
Collateral on securities loaned	1,150,000
Total liabilities		44,426,143
Net Assets		$2,847,313,008
Net Assets consist of:
Paid in capital		$3,030,180,222
Undistributed net investment income		34,866,646
Accumulated undistributed net realized gain (loss) on investments		(258,817,684)
Net unrealized appreciation (depreciation) on investments		41,083,824
Net Assets		$2,847,313,008
Series High Income:
Net Asset Value, offering price and redemption price per share ($2,847,313,008 ÷ 291,420,274 shares)		$9.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$3,770,441
Interest		84,306,236
Income from Fidelity Central Funds		1,400,206
Total income		89,476,883
Expenses
Management fee	$1,295,818
Transfer agent fees	108,560
Accounting and security lending fees	74,619
Custodian fees and expenses	12,217
Independent trustees' fees and expenses	5,421
Audit	287
Legal	3,938
Miscellaneous	12,091
Total expenses before reductions	1,512,951
Expense reductions	(22,433)	1,490,518
Net investment income (loss)		87,986,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,088,531
Fidelity Central Funds	48
Other affiliated issuers	(6,155,142)
Total net realized gain (loss)		14,933,437
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,154,165)
Fidelity Central Funds	(30)
Other affiliated issuers	6,623,200
Total change in net unrealized appreciation (depreciation)		2,469,005
Net gain (loss)		17,402,442
Net increase (decrease) in net assets resulting from operations		$105,388,807

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,986,365	$262,953,138
Net realized gain (loss)	14,933,437	(78,543,200)
Change in net unrealized appreciation (depreciation)	2,469,005	417,966,470
Net increase (decrease) in net assets resulting from operations	105,388,807	602,376,408
Distributions to shareholders from net investment income	(78,649,424)	(247,339,463)
Share transactions - net increase (decrease)	41,110,056	(2,678,415,045)
Total increase (decrease) in net assets	67,849,439	(2,323,378,100)
Net Assets
Beginning of period	2,779,463,569	5,102,841,669
End of period	$2,847,313,008	$2,779,463,569
Other Information
Undistributed net investment income end of period	$34,866,646	$25,529,705

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series High Income Fund Series High Income

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$8.96	$9.87	$10.58	$10.63	$9.96
Income from Investment Operations
Net investment income (loss)A	.302	.557	.550	.565	.566	.587
Net realized and unrealized gain (loss)	.060	.687	(.867)	(.382)	(.033)	.655
Total from investment operations	.362	1.244	(.317)	.183	.533	1.242
Distributions from net investment income	(.272)	(.524)	(.546)	(.552)	(.554)	(.550)
Distributions from net realized gain	–	–	(.047)	(.341)	(.029)	(.022)
Total distributions	(.272)	(.524)	(.593)	(.893)	(.583)	(.572)
Net asset value, end of period	$9.77	$9.68	$8.96	$9.87	$10.58	$10.63
Total ReturnB,C	3.78%	14.25%	(3.08)%	1.86%	5.23%	12.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.11%F	.69%	.69%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.11%F	.69%	.69%	.69%	.70%	.71%
Expenses net of all reductions	.11%F	.69%	.69%	.69%	.69%	.71%
Net investment income (loss)	6.22%F	6.00%	6.07%	5.51%	5.42%	5.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,847,313	$1,285,072	$2,417,317	$2,835,891	$5,367,464	$5,381,081
Portfolio turnover rateG	46%F	44%	34%	31%	54%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F shares, and all outstanding shares of Class F were exchanged for shares of Series High Income.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corp- orate Bonds	$10	Recovery value	Recovery value	0.0%	Increase
Equities	$40,737,981	Market approach	Transaction price	$0.01	Increase
		Market comparable	Discount rate	15.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.5 - 8.4 / 7.7	Increase
			Discount for lack of marketability	10.0% - 15.0% / 10.1%	Decrease
		Book Value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$155,106,254
Gross unrealized depreciation	(94,492,073)
Net unrealized appreciation (depreciation)	$60,614,181
Tax cost	$2,762,655,676

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,934,456)
Long-Term	(266,860,709)
Total capital loss carryforward	$(269,795,165)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $597,205,918 and $583,160,833, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series High Income. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series High Income	$108,560.01

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,452. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,733.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,648.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Series High Income	$51,685,750	$114,652,474
Class F	26,963,674	132,686,989
Total	$78,649,424	$247,339,463

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Series High Income
Shares sold	167,472,768	2,082,318	$1,618,425,306	$19,724,061
Reinvestment of distributions	4,981,965	12,324,155	48,476,861	114,652,474
Shares redeemed	(13,826,415)	(151,455,603)	(134,175,027)	(1,433,263,448)
Net increase (decrease)	158,628,318	(137,049,130)	$1,532,727,140	$(1,298,886,913)
Class F
Shares sold	4,069,818	4,059,163	$39,433,422	$38,467,624
Reinvestment of distributions	2,131,566	14,258,185	20,689,896	132,686,989
Shares redeemed	(160,622,473)	(163,677,622)	(1,551,740,402)	(1,550,682,745)
Net increase (decrease)	(154,421,089)	(145,360,274)	$(1,491,617,084)	$(1,379,528,132)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Series High Income	.11%
Actual		$1,000.00	$1,037.80	$.57**
Hypothetical-C		$1,000.00	$1,024.65	$.56**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .00% and the expenses paid in the actual and hypothetical examples above would have been $.00 and $.00, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through June 30, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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FSH-SANN-1217
1.924273.106

Fidelity Advisor® Short Duration High Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

October 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Short Duration High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
DAE Funding LLC	3.0	0.0
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.0	1.6
TransDigm, Inc.	3.0	2.5
FMG Resources (August 2006) Pty Ltd.	2.6	0.0
Sprint Communications, Inc.	2.6	1.9
	14.2

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	16.3	14.9
Healthcare	9.0	9.1
Telecommunications	8.1	9.1
Utilities	6.9	6.0
Metals/Mining	6.2	3.5

Quality Diversification (% of fund's net assets)

As of October 31, 2017
AAA,AA,A	0.8%
BBB	7.4%
BB	38.8%
B	40.0%
CCC,CC,C	7.1%
Not Rated	2.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	3.8%

As of April 30, 2017
AAA,AA,A	0.8%
BBB	8.5%
BB	33.1%
B	44.3%
CCC,CC,C	7.3%
Not Rated	1.1%
Equities	0.3%
Short-Term Investments and Net Other Assets	4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Nonconvertible Bonds	82.1%
Common Stocks	0.1%
Bank Loan Obligations	12.8%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 22.1%

As of April 30, 2017*
Nonconvertible Bonds	79.4%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	0.2%
Bank Loan Obligations	14.4%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 27.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.1%
	Principal Amount	Value
Aerospace - 5.1%
DAE Funding LLC:
4% 8/1/20 (a)	$550,000	$558,250
4.5% 8/1/22 (a)	3,265,000	3,309,877
TransDigm, Inc. 6% 7/15/22	2,510,000	2,604,125

TOTAL AEROSPACE		6,472,252

Air Transportation - 3.4%
Air Canada 7.75% 4/15/21 (a)	840,000	959,700
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	76,688
Allegiant Travel Co. 5.5% 7/15/19	785,000	810,513
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	504,400
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,050,600
United Continental Holdings, Inc.:
4.25% 10/1/22	345,000	346,725
6% 12/1/20	45,000	48,825
6.375% 6/1/18	500,000	511,250

TOTAL AIR TRANSPORTATION		4,308,701

Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	201,722
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	80,000	83,500
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	100,363

TOTAL AUTOMOTIVE & AUTO PARTS		183,863

Banks & Thrifts - 1.9%
Bank of America Corp. 2.625% 4/19/21	250,000	251,177
Citigroup, Inc. 2.9% 12/8/21	200,000	202,212
Citizens Bank NA 2.25% 3/2/20	250,000	250,250
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	256,945
Deutsche Bank AG 2.7% 7/13/20	250,000	250,829
Goldman Sachs Group, Inc.:
2.625% 4/25/21	100,000	100,432
2.876% 10/31/22 (b)	250,000	250,383
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	201,239
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	201,168
Synchrony Bank 3% 6/15/22	250,000	249,901
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,993
UniCredit SpA 3.75% 4/12/22 (a)	200,000	204,727

TOTAL BANKS & THRIFTS		2,436,256

Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	496,000	509,020
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	265,000	269,969

TOTAL BROADCASTING		778,989

Building Materials - 0.6%
Building Materials Corp. of America 5.125% 2/15/21 (a)	120,000	123,750
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	637,000	658,340

TOTAL BUILDING MATERIALS		782,090

Cable/Satellite TV - 2.7%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	500,000	521,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	305,000	309,386
5.125% 2/15/23	1,800,000	1,858,500
5.125% 5/1/23 (a)	720,000	750,600

TOTAL CABLE/SATELLITE TV		3,439,736

Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	215,026
Chemicals - 2.0%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	60,926
3.45% 6/1/23	805,000	794,938
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	430,000	450,963
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	518,925
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	518,125
TPC Group, Inc. 8.75% 12/15/20 (a)	165,000	161,288

TOTAL CHEMICALS		2,505,165

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	206,000
4.625% 5/15/23 (a)	400,000	411,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.8592% 7/15/21 (a)(b)(c)	50,000	51,000

TOTAL CONTAINERS		668,000

Diversified Financial Services - 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	312,778
Capital One Financial Corp. 2.5% 5/12/20	200,000	200,688
FLY Leasing Ltd. 6.75% 12/15/20	65,000	67,522
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	100,172
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	795,510
6% 8/1/20	320,000	330,000
6.25% 2/1/22	2,555,000	2,669,975
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	605,000	583,825
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (a)(b)(c)	150,000	145,500
Moody's Corp. 5.5% 9/1/20	200,000	217,386
Morgan Stanley 2.5% 4/21/21	250,000	250,436

TOTAL DIVERSIFIED FINANCIAL SERVICES		5,673,792

Diversified Media - 2.1%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	213,146
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,350,000	2,420,500

TOTAL DIVERSIFIED MEDIA		2,633,646

Energy - 15.8%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	212,354
Antero Resources Corp.:
5.125% 12/1/22	370,000	380,175
5.625% 6/1/23 (Reg. S)	235,000	246,163
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	61,575
Calfrac Holdings LP 7.5% 12/1/20 (a)	145,000	142,100
California Resources Corp. 8% 12/15/22 (a)	505,000	333,300
Cenovus Energy, Inc. 3% 8/15/22	250,000	247,385
Chesapeake Energy Corp.:
4.875% 4/15/22	850,000	786,250
5.75% 3/15/23	160,000	146,000
6.125% 2/15/21	43,000	43,430
8% 12/15/22 (a)	806,000	867,208
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (a)(b)(c)	220,000	219,498
Continental Resources, Inc. 4.5% 4/15/23	500,000	506,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	940,000	965,850
Denbury Resources, Inc. 9% 5/15/21 (a)	490,000	478,975
Ensco PLC 8% 1/31/24	1,132,000	1,120,680
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	160,000	163,200
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	740,000	736,300
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,925
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.82% 6/15/20 (a)(b)(c)	60,000	61,275
6.25% 5/1/22	265,000	257,050
Nabors Industries, Inc. 5.5% 1/15/23	428,000	408,205
NGPL PipeCo LLC 4.375% 8/15/22 (a)	20,000	20,575
Noble Holding International Ltd.:
4.625% 3/1/21	626,000	579,050
7.75% 1/15/24	50,000	44,750
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	30,000	30,300
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	495,000	514,800
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	150,000	155,250
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	99,896
3.65% 6/1/22	18,000	18,195
Precision Drilling Corp.:
6.5% 12/15/21	500,000	505,000
7.75% 12/15/23	235,000	240,875
Range Resources Corp.:
5% 8/15/22	840,000	829,500
5% 3/15/23	1,715,000	1,697,816
Southwestern Energy Co. 4.1% 3/15/22	185,000	181,763
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,060,000	1,089,150
6.375% 4/1/23	135,000	143,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	209,070
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	50,000	52,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	794,638
5.875% 10/1/20	210,000	213,675
6.125% 10/15/21	10,000	10,325
6.25% 10/15/22	365,000	388,725
The Williams Companies, Inc. 3.7% 1/15/23	1,505,000	1,518,169
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	9,004
Western Gas Partners LP 2.6% 8/15/18	200,000	200,830
Whiting Petroleum Corp.:
5% 3/15/19	500,000	504,375
5.75% 3/15/21	165,000	166,238
6.25% 4/1/23	40,000	39,900
WPX Energy, Inc. 6% 1/15/22	1,220,000	1,270,325

TOTAL ENERGY		19,941,155

Entertainment/Film - 0.5%
AMC Entertainment, Inc. 5.875% 2/15/22	200,000	201,680
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	60,000	63,150
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	291,996	291,996

TOTAL ENTERTAINMENT/FILM		556,826

Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	523,125
Food & Drug Retail - 0.1%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	120,000
Food/Beverage/Tobacco - 1.6%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	202,443
Bat Capital Corp. 2.764% 8/15/22 (a)	250,000	250,192
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	565,000	548,050
Darling International, Inc. 5.375% 1/15/22	415,000	429,006
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	202,725
JBS Investments GmbH 7.75% 10/28/20 (a)	345,000	352,073

TOTAL FOOD/BEVERAGE/TOBACCO		1,984,489

Gaming - 1.9%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	62,700
MGM Mirage, Inc. 6% 3/15/23	500,000	548,200
Scientific Games Corp.:
6.625% 5/15/21	735,000	759,806
7% 1/1/22 (a)	5,000	5,288
10% 12/1/22	500,000	553,090
Wynn Macau Ltd. 4.875% 10/1/24 (a)	500,000	508,150

TOTAL GAMING		2,437,234

Healthcare - 8.9%
Abbott Laboratories 5.125% 4/1/19	200,000	208,795
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	25,000	25,438
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	200,393
Community Health Systems, Inc.:
5.125% 8/1/21	320,000	311,200
6.25% 3/31/23	1,155,000	1,111,688
6.875% 2/1/22	1,065,000	770,794
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	217,076
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	313,875
6.25% 2/15/21	800,000	861,000
HealthSouth Corp. 5.125% 3/15/23	255,000	260,100
Kindred Healthcare, Inc.:
8% 1/15/20	900,000	909,000
8.75% 1/15/23	70,000	68,250
Mylan N.V. 3.15% 6/15/21	200,000	202,247
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	65,000	65,081
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	61,950
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	198,627
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,360,223
4.75% 6/1/20	200,000	205,000
8.125% 4/1/22	485,000	487,425
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	235,110
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	655,000	644,356
5.625% 12/1/21 (a)	1,500,000	1,366,875
5.875% 5/15/23 (a)	105,000	88,725
6.5% 3/15/22 (a)	835,000	885,100
VPI Escrow Corp. 6.375% 10/15/20 (a)	138,000	137,138

TOTAL HEALTHCARE		11,195,466

Homebuilders/Real Estate - 2.9%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	151,801
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	306,375
DDR Corp. 4.625% 7/15/22	200,000	211,137
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	217,248
Lennar Corp. 4.125% 1/15/22	110,000	113,850
M/I Homes, Inc. 6.75% 1/15/21	140,000	145,600
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,031
Mattamy Group Corp. 6.875% 12/15/23 (a)	150,000	157,500
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	85,213
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,593
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	213,697
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,857,938

TOTAL HOMEBUILDERS/REAL ESTATE		3,686,983

Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	200,000	205,872
ING U.S., Inc. 2.9% 2/15/18 (b)	59,000	59,164

TOTAL INSURANCE		265,036

Leisure - 1.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	45,000	49,388
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	209,750
7.25% 11/30/21 (a)	1,000,000	1,070,100

TOTAL LEISURE		1,329,238

Metals/Mining - 6.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,110,000	1,159,950
7.25% 4/1/23 (a)	835,000	883,013
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (a)	3,235,000	3,299,700
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	200,000
3.55% 3/1/22	2,340,000	2,316,600

TOTAL METALS/MINING		7,859,263

Restaurants - 1.0%
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,231,125
Services - 0.8%
Air Lease Corp. 2.125% 1/15/20	200,000	199,746
APX Group, Inc.:
6.375% 12/1/19	625,000	635,938
8.75% 12/1/20	190,000	194,750
Corrections Corp. of America 5% 10/15/22	25,000	26,094

TOTAL SERVICES		1,056,528

Super Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	145,000	144,755
JC Penney Corp., Inc. 5.65% 6/1/20	109,000	95,648

TOTAL SUPER RETAIL		240,403

Technology - 2.9%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	20,000	21,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	210,273
EMC Corp. 2.65% 6/1/20	640,000	632,341
Micron Technology, Inc.:
5.25% 8/1/23 (a)	700,000	732,620
5.25% 1/15/24 (a)	450,000	473,063
Nuance Communications, Inc. 5.375% 8/15/20 (a)	321,000	325,334
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	700,000	727,125
4.125% 6/1/21 (a)	400,000	418,000
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	162,750

TOTAL TECHNOLOGY		3,702,631

Telecommunications - 6.4%
Altice Financing SA:
6.5% 1/15/22 (a)	600,000	621,000
6.625% 2/15/23 (a)	500,000	527,050
AT&T, Inc. 2.8% 2/17/21	200,000	202,846
Equinix, Inc. 5.375% 4/1/23	500,000	516,250
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	505,000	572,544
Inmarsat Finance PLC 4.875% 5/15/22 (a)	275,000	280,555
SFR Group SA 6% 5/15/22 (a)	800,000	834,000
Sprint Communications, Inc.:
6% 11/15/22	2,880,000	3,024,000
9% 11/15/18 (a)	115,000	122,044
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	232,734
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	680,000	688,092
7.375% 4/23/21 (a)	400,000	415,520

TOTAL TELECOMMUNICATIONS		8,036,635

Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	770,000
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	217,300

TOTAL TRANSPORTATION EX AIR/RAIL		987,300

Utilities - 6.4%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,858,500
DCP Midstream Operating LP 2.5% 12/1/17	100,000	100,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	616,032
Dominion Resources, Inc. 4.104% 4/1/21	250,000	259,209
DPL, Inc. 6.75% 10/1/19	1,046,000	1,100,915
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,342,250
EQT Corp. 2.5% 10/1/20	9,000	8,994
Exelon Corp. 3.497% 6/1/22 (b)	250,000	257,256
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	635,000	649,288
InterGen NV 7% 6/30/23 (a)	170,000	164,900
NRG Energy, Inc. 6.625% 1/15/27	75,000	79,875
The AES Corp. 4.875% 5/15/23	1,315,000	1,344,588
Williams Partners LP 5.25% 3/15/20	200,000	213,826

TOTAL UTILITIES		7,995,633

TOTAL NONCONVERTIBLE BONDS
(Cost $102,200,573)		103,448,308
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd.	6,468	84,731
Southwestern Energy Co. (d)	2,708	15,029
TOTAL COMMON STOCKS
(Cost $324,331)		99,760

Convertible Preferred Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	80,128
	Principal Amount	Value

Bank Loan Obligations - 12.8%
Aerospace - 0.9%
TransDigm, Inc.:
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3273% 6/4/21 (b)(c)	288,379	290,092
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.274% 6/9/23 (b)(c)	500,111	502,052
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2623% 8/22/24 (b)(c)	339,150	340,686

TOTAL AEROSPACE		1,132,830

Air Transportation - 0.8%
American Airlines, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2378% 10/10/21 (b)(c)	346,212	346,741
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 12/14/23 (b)(c)	300,000	300,708
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5611% 4/1/24 (b)(c)	363,175	364,718

TOTAL AIR TRANSPORTATION		1,012,167

Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 12/18/20 (b)(c)	175,000	176,094
Building Materials - 0.2%
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	277,900	280,854
Cable/Satellite TV - 1.5%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (b)(c)	305,000	305,070
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 9/30/25 (b)(c)	365,000	364,690
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4867% 8/19/23 (b)(c)	495,000	495,619
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2389% 1/19/21 (b)(c)	144,275	144,568
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 4/15/25 (b)(c)	530,000	531,161

TOTAL CABLE/SATELLITE TV		1,841,108

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	21,163	21,330
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	48,837	49,224

TOTAL CHEMICALS		70,554

Containers - 0.2%
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 2/5/23 (b)(c)	306,906	308,631
Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (b)(c)	45,000	45,492
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/11/22 (b)(c)	100,000	94,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/11/21 (b)(c)	24,375	24,375

TOTAL DIVERSIFIED FINANCIAL SERVICES		164,367

Energy - 0.4%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6117% 12/31/21 (b)(c)	100,000	107,083
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(c)	200,000	214,334
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(e)	63,685	64,162
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2378% 3/1/24 (b)(c)	100,000	96,750

TOTAL ENERGY		482,329

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 12/15/22 (b)(c)	279,288	279,223
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	145,000	145,906
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	217,905	210,915
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 10/30/22 (b)(c)	313,425	306,570

TOTAL FOOD & DRUG RETAIL		517,485

Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7378% 10/7/23 (b)(c)	20,000	20,233
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4923% 5/24/24 (b)(c)	74,813	75,173

TOTAL FOOD/BEVERAGE/TOBACCO		95,406

Gaming - 0.8%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 4/18/24 (b)(c)	284,288	285,462
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.24% 10/20/24 (b)(c)	460,000	460,193
3 month U.S. LIBOR + 7.000% 10/20/25 (c)(f)	155,000	156,163
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5159% 8/14/24 (b)(c)	130,000	131,444

TOTAL GAMING		1,033,262

Healthcare - 0.1%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	64,621	66,035
Insurance - 0.3%
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (c)(f)	305,000	304,619
3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	50,000	50,104

TOTAL INSURANCE		354,723

Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH:
Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 8/15/22 (c)(f)	5,000	5,013
Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 8/14/20 (b)(c)	190,426	191,100

TOTAL PUBLISHING/PRINTING		196,113

Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (b)(c)	392,224	392,616
Services - 0.8%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	20,000	19,806
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	85,000	84,657
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (b)(c)	493,763	496,779
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 4/7/21 (b)(c)	364,220	365,243

TOTAL SERVICES		966,485

Super Retail - 0.7%
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	376,222	320,857
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10/18/25 (c)(f)	155,000	154,613
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10/18/24 (c)(f)	460,000	456,932

TOTAL SUPER RETAIL		932,402

Technology - 2.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 9/15/20 (b)(c)	413,699	413,699
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	354,279	357,971
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5% 6/1/22 (b)(c)	141,131	141,866
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 2/15/24 (b)(c)	433,445	435,613
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	392,042	394,661
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.5% 1/20/24 (b)(c)	184,421	179,810
3 month U.S. LIBOR + 9.000% 10.25% 1/20/25 (b)(c)	105,000	101,654
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	299,113	298,927
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2379% 7/13/23 (b)(c)	445,500	448,284

TOTAL TECHNOLOGY		2,772,485

Telecommunications - 1.7%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (b)(c)	149,250	149,187
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 2/22/24 (b)(c)	335,000	336,136
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.5% 4/11/20 (b)(c)	14,440	14,467
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (b)(c)	373,125	368,823
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 1/31/25 (b)(c)	45,000	45,162
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.7421% 6/15/24 (b)(c)	495,000	500,777
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(f)	165,000	166,101
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (b)(c)	452,725	451,756
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	114,425	114,806
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.32% 11/17/23 (b)(c)	9,925	9,978

TOTAL TELECOMMUNICATIONS		2,157,193

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (b)(c)	74,969	75,344
Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (b)(c)	257,290	257,290
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3% 11/30/17 (b)(c)	24,545	24,545
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	363,175	363,782

TOTAL UTILITIES		645,617

TOTAL BANK LOAN OBLIGATIONS
(Cost $16,071,038)		16,099,229

Bank Notes - 0.4%
Compass Bank 2.875% 6/29/22	250,000	248,194
Regions Bank 7.5% 5/15/18	250,000	257,299
TOTAL BANK NOTES
(Cost $506,076)		505,493

Preferred Securities - 0.8%
Banks & Thrifts - 0.8%
Citigroup, Inc.:
5.95% (b)(g)	$100,000	$112,160
5.95% (b)(g)	10,000	10,678
Royal Bank of Scotland Group PLC 7.5% (b)(g)	800,000	862,475
TOTAL PREFERRED SECURITIES
(Cost $895,947)		985,313
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.10%(h)
(Cost $7,904,930)	7,903,558	7,905,139
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $128,014,592)		129,123,370
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,204,212)
NET ASSETS - 100%		$125,919,158

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,153,482 or 31.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,298
Total	$33,298

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$179,888	$99,760	$80,128	$--
Corporate Bonds	103,448,308	--	103,448,308	--
Bank Loan Obligations	16,099,229	--	16,035,067	64,162
Bank Notes	505,493	--	505,493	--
Preferred Securities	985,313	--	985,313	--
Money Market Funds	7,905,139	7,905,139	--	--
Total Investments in Securities:	$129,123,370	$8,004,899	$121,054,309	$64,162

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.9%
Canada	6.3%
Australia	3.0%
Luxembourg	2.2%
United Kingdom	2.0%
Netherlands	1.9%
France	1.1%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $120,109,662)	$121,218,231
Fidelity Central Funds (cost $7,904,930)	7,905,139
Total Investment in Securities (cost $128,014,592)		$129,123,370
Cash		1,145
Receivable for investments sold		904,497
Receivable for fund shares sold		161,947
Interest receivable		1,572,320
Distributions receivable from Fidelity Central Funds		6,434
Prepaid expenses		262
Receivable from investment adviser for expense reductions		41,525
Other receivables		4
Total assets		131,811,504
Liabilities
Payable for investments purchased	$5,586,039
Payable for fund shares redeemed	98,804
Distributions payable	86,332
Accrued management fee	57,516
Distribution and service plan fees payable	7,636
Other affiliated payables	15,434
Other payables and accrued expenses	40,585
Total liabilities		5,892,346
Net Assets		$125,919,158
Net Assets consist of:
Paid in capital		$128,370,848
Undistributed net investment income		532,049
Accumulated undistributed net realized gain (loss) on investments		(4,092,517)
Net unrealized appreciation (depreciation) on investments		1,108,778
Net Assets		$125,919,158
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,843,617 ÷ 1,233,921 shares)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class M:
Net Asset Value and redemption price per share ($2,493,161 ÷ 259,796 shares)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class C:
Net Asset Value and offering price per share ($5,634,390 ÷ 586,967 shares)(a)		$9.60
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($93,391,837 ÷ 9,729,679 shares)		$9.60
Class I:
Net Asset Value, offering price and redemption price per share ($12,556,153 ÷ 1,308,144 shares)		$9.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$43,604
Interest		2,788,339
Income from Fidelity Central Funds		33,298
Total income		2,865,241
Expenses
Management fee	$318,467
Transfer agent fees	65,253
Distribution and service plan fees	45,650
Accounting fees and expenses	23,695
Custodian fees and expenses	9,731
Independent trustees' fees and expenses	216
Registration fees	86,334
Audit	35,969
Legal	103
Miscellaneous	465
Total expenses before reductions	585,883
Expense reductions	(79,640)	506,243
Net investment income (loss)		2,358,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	263,716
Total net realized gain (loss)		263,716
Change in net unrealized appreciation (depreciation) on investment securities		(84,624)
Net gain (loss)		179,092
Net increase (decrease) in net assets resulting from operations		$2,538,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,358,998	$3,742,238
Net realized gain (loss)	263,716	928,524
Change in net unrealized appreciation (depreciation)	(84,624)	2,281,335
Net increase (decrease) in net assets resulting from operations	2,538,090	6,952,097
Distributions to shareholders from net investment income	(2,170,632)	(3,434,018)
Share transactions - net increase (decrease)	29,382,697	29,153,621
Redemption fees	7,953	26,578
Total increase (decrease) in net assets	29,758,108	32,698,278
Net Assets
Beginning of period	96,161,050	63,462,772
End of period	$125,919,158	$96,161,050
Other Information
Undistributed net investment income end of period	$532,049	$343,683

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.189	.395	.429	.358	.132
Net realized and unrealized gain (loss)	.014	.397	(.737)	(.246)	.091
Total from investment operations	.203	.792	(.308)	.112	.223
Distributions from net investment income	(.174)	(.365)	(.413)	(.358)	(.124)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.174)	(.365)	(.415)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	2.14%	8.84%	(3.06)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.22%	1.24%	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	3.92%H	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,844	$9,304	$6,823	$4,398	$3,043
Portfolio turnover rateI	49%H	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.189	.395	.433	.360	.132
Net realized and unrealized gain (loss)	.014	.397	(.741)	(.247)	.091
Total from investment operations	.203	.792	(.308)	.113	.223
Distributions from net investment income	(.174)	(.365)	(.413)	(.359)	(.124)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.174)	(.365)	(.415)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	2.15%	8.84%	(3.06)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.22%	1.25%	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	3.92%H	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,493	$2,703	$2,426	$2,930	$2,946
Portfolio turnover rateI	49%H	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.153	.325	.360	.285	.096
Net realized and unrealized gain (loss)	.013	.386	(.728)	(.247)	.090
Total from investment operations	.166	.711	(.368)	.038	.186
Distributions from net investment income	(.137)	(.294)	(.343)	(.284)	(.087)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.137)	(.294)	(.345)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D,E	1.76%	7.92%	(3.68)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.98%H	2.00%	2.00%	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%	1.80%H
Net investment income (loss)	3.17%H	3.46%	3.90%	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,634	$5,387	$3,827	$3,465	$3,114
Portfolio turnover rateI	49%H	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.201	.420	.455	.385	.142
Net realized and unrealized gain (loss)	.014	.385	(.730)	(.248)	.093
Total from investment operations	.215	.805	(.275)	.137	.235
Distributions from net investment income	(.186)	(.388)	(.436)	(.383)	(.136)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.186)	(.388)	(.438)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	2.27%	9.00%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.93%	.96%	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.17%G	4.46%	4.90%	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$93,392	$68,646	$47,531	$45,109	$54,547
Portfolio turnover rateH	49%G	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.201	.420	.460	.383	.143
Net realized and unrealized gain (loss)	.014	.385	(.735)	(.246)	.091
Total from investment operations	.215	.805	(.275)	.137	.234
Distributions from net investment income	(.186)	(.388)	(.436)	(.383)	(.135)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.186)	(.388)	(.438)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	2.27%	8.99%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.99%	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.17%G	4.46%	4.90%	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,556	$10,122	$2,856	$5,932	$4,419
Portfolio turnover rateH	49%G	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,339,443
Gross unrealized depreciation	(976,674)
Net unrealized appreciation (depreciation)	$1,362,769
Tax cost	$127,760,601

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,307,910)
Long-term	(2,039,116)
Total capital loss carryforward	$(4,347,026)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,002,749 and $26,596,177, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$13,544	$1,304
Class M	-%	.25%	3,198	–
Class C	.75%	.25%	28,908	8,982
			$45,650	$10,286

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,115
Class C(a)	151
$2,266

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,099.15
Class M	1,826.14
Class C	4,918.17
Short Duration High Income	42,233.10
Class I	8,177.13
	$65,253

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $167 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$9,224
Class M	1.05%	2,041
Class C	1.80%	5,260
Short Duration High Income	.80%	52,700
Class I	.80%	9,378
		$78,603

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $738.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $299.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Class A	$195,783	$317,363
Class M	46,445	103,289
Class C	83,039	140,651
Short Duration High Income	1,611,332	2,611,325
Class I	234,033	261,390
Total	$2,170,632	$3,434,018

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Class A
Shares sold	351,404	645,427	$3,360,399	$6,074,019
Reinvestment of distributions	19,585	29,495	187,662	277,499
Shares redeemed	(109,321)	(448,823)	(1,046,993)	(4,232,209)
Net increase (decrease)	261,668	226,099	$2,501,068	$2,119,309
Class M
Shares sold	15,066	194,670	$144,305	$1,826,606
Reinvestment of distributions	4,683	10,007	44,871	94,026
Shares redeemed	(42,404)	(187,509)	(406,415)	(1,761,626)
Net increase (decrease)	(22,655)	17,168	$(217,239)	$159,006
Class C
Shares sold	112,148	388,650	$1,073,253	$3,652,222
Reinvestment of distributions	8,649	14,192	82,868	133,454
Shares redeemed	(96,690)	(258,472)	(926,637)	(2,424,502)
Net increase (decrease)	24,107	144,370	$229,484	$1,361,174
Short Duration High Income
Shares sold	3,600,448	7,522,788	$34,466,791	$70,771,297
Reinvestment of distributions	134,678	236,168	1,290,386	2,225,048
Shares redeemed	(1,178,339)	(5,783,381)	(11,271,676)	(54,506,631)
Net increase (decrease)	2,556,787	1,975,575	$24,485,501	$18,489,714
Class I
Shares sold	601,398	1,132,152	$5,745,496	$10,676,049
Reinvestment of distributions	19,246	17,955	184,406	169,457
Shares redeemed	(370,139)	(404,716)	(3,546,019)	(3,821,088)
Net increase (decrease)	250,505	745,391	$2,383,883	$7,024,418

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

The Board has discussed the fund's underperformance (based on the December 31, 2016 data presented herein) with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that the fund's performance has improved since the period shown. The Board noted that there was a portfolio management change for the fund in September 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2016 and the total expense ratio of each of Class A, Class M (formerly Class T), Class C, and Class I ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each of Class A, Class M, Class C, and Class I was above the competitive median because of relatively higher other expenses due to low asset levels. The Board noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 12b-1 fees. The Board also noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Class A	1.05%
Actual		$1,000.00	$1,021.40	$5.35
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.05%
Actual		$1,000.00	$1,021.50	$5.35
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class C	1.80%
Actual		$1,000.00	$1,017.60	$9.15
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Short Duration High Income	.80%
Actual		$1,000.00	$1,022.70	$4.08
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.80%
Actual		$1,000.00	$1,022.70	$4.08
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASDH-SANN-1217
1.969458.103

Fidelity® Short Duration High Income Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
DAE Funding LLC	3.0	0.0
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.0	1.6
TransDigm, Inc.	3.0	2.5
FMG Resources (August 2006) Pty Ltd.	2.6	0.0
Sprint Communications, Inc.	2.6	1.9
	14.2

Top Five Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	16.3	14.9
Healthcare	9.0	9.1
Telecommunications	8.1	9.1
Utilities	6.9	6.0
Metals/Mining	6.2	3.5

Quality Diversification (% of fund's net assets)

As of October 31, 2017
AAA,AA,A	0.8%
BBB	7.4%
BB	38.8%
B	40.0%
CCC,CC,C	7.1%
Not Rated	2.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	3.8%

As of April 30, 2017
AAA,AA,A	0.8%
BBB	8.5%
BB	33.1%
B	44.3%
CCC,CC,C	7.3%
Not Rated	1.1%
Equities	0.3%
Short-Term Investments and Net Other Assets	4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Nonconvertible Bonds	82.1%
Common Stocks	0.1%
Bank Loan Obligations	12.8%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 22.1%

As of April 30, 2017*
Nonconvertible Bonds	79.4%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	0.2%
Bank Loan Obligations	14.4%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 27.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.1%
	Principal Amount	Value
Aerospace - 5.1%
DAE Funding LLC:
4% 8/1/20 (a)	$550,000	$558,250
4.5% 8/1/22 (a)	3,265,000	3,309,877
TransDigm, Inc. 6% 7/15/22	2,510,000	2,604,125

TOTAL AEROSPACE		6,472,252

Air Transportation - 3.4%
Air Canada 7.75% 4/15/21 (a)	840,000	959,700
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	76,688
Allegiant Travel Co. 5.5% 7/15/19	785,000	810,513
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	504,400
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,050,600
United Continental Holdings, Inc.:
4.25% 10/1/22	345,000	346,725
6% 12/1/20	45,000	48,825
6.375% 6/1/18	500,000	511,250

TOTAL AIR TRANSPORTATION		4,308,701

Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	201,722
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	80,000	83,500
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	100,363

TOTAL AUTOMOTIVE & AUTO PARTS		183,863

Banks & Thrifts - 1.9%
Bank of America Corp. 2.625% 4/19/21	250,000	251,177
Citigroup, Inc. 2.9% 12/8/21	200,000	202,212
Citizens Bank NA 2.25% 3/2/20	250,000	250,250
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	256,945
Deutsche Bank AG 2.7% 7/13/20	250,000	250,829
Goldman Sachs Group, Inc.:
2.625% 4/25/21	100,000	100,432
2.876% 10/31/22 (b)	250,000	250,383
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	201,239
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	201,168
Synchrony Bank 3% 6/15/22	250,000	249,901
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,993
UniCredit SpA 3.75% 4/12/22 (a)	200,000	204,727

TOTAL BANKS & THRIFTS		2,436,256

Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	496,000	509,020
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	265,000	269,969

TOTAL BROADCASTING		778,989

Building Materials - 0.6%
Building Materials Corp. of America 5.125% 2/15/21 (a)	120,000	123,750
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	637,000	658,340

TOTAL BUILDING MATERIALS		782,090

Cable/Satellite TV - 2.7%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	500,000	521,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	305,000	309,386
5.125% 2/15/23	1,800,000	1,858,500
5.125% 5/1/23 (a)	720,000	750,600

TOTAL CABLE/SATELLITE TV		3,439,736

Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	215,026
Chemicals - 2.0%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	60,926
3.45% 6/1/23	805,000	794,938
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	430,000	450,963
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	518,925
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	518,125
TPC Group, Inc. 8.75% 12/15/20 (a)	165,000	161,288

TOTAL CHEMICALS		2,505,165

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	206,000
4.625% 5/15/23 (a)	400,000	411,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.8592% 7/15/21 (a)(b)(c)	50,000	51,000

TOTAL CONTAINERS		668,000

Diversified Financial Services - 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	312,778
Capital One Financial Corp. 2.5% 5/12/20	200,000	200,688
FLY Leasing Ltd. 6.75% 12/15/20	65,000	67,522
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	100,172
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	795,510
6% 8/1/20	320,000	330,000
6.25% 2/1/22	2,555,000	2,669,975
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	605,000	583,825
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (a)(b)(c)	150,000	145,500
Moody's Corp. 5.5% 9/1/20	200,000	217,386
Morgan Stanley 2.5% 4/21/21	250,000	250,436

TOTAL DIVERSIFIED FINANCIAL SERVICES		5,673,792

Diversified Media - 2.1%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	213,146
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,350,000	2,420,500

TOTAL DIVERSIFIED MEDIA		2,633,646

Energy - 15.8%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	212,354
Antero Resources Corp.:
5.125% 12/1/22	370,000	380,175
5.625% 6/1/23 (Reg. S)	235,000	246,163
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	61,575
Calfrac Holdings LP 7.5% 12/1/20 (a)	145,000	142,100
California Resources Corp. 8% 12/15/22 (a)	505,000	333,300
Cenovus Energy, Inc. 3% 8/15/22	250,000	247,385
Chesapeake Energy Corp.:
4.875% 4/15/22	850,000	786,250
5.75% 3/15/23	160,000	146,000
6.125% 2/15/21	43,000	43,430
8% 12/15/22 (a)	806,000	867,208
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (a)(b)(c)	220,000	219,498
Continental Resources, Inc. 4.5% 4/15/23	500,000	506,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	940,000	965,850
Denbury Resources, Inc. 9% 5/15/21 (a)	490,000	478,975
Ensco PLC 8% 1/31/24	1,132,000	1,120,680
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	160,000	163,200
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	740,000	736,300
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,925
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.82% 6/15/20 (a)(b)(c)	60,000	61,275
6.25% 5/1/22	265,000	257,050
Nabors Industries, Inc. 5.5% 1/15/23	428,000	408,205
NGPL PipeCo LLC 4.375% 8/15/22 (a)	20,000	20,575
Noble Holding International Ltd.:
4.625% 3/1/21	626,000	579,050
7.75% 1/15/24	50,000	44,750
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	30,000	30,300
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	495,000	514,800
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	150,000	155,250
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	99,896
3.65% 6/1/22	18,000	18,195
Precision Drilling Corp.:
6.5% 12/15/21	500,000	505,000
7.75% 12/15/23	235,000	240,875
Range Resources Corp.:
5% 8/15/22	840,000	829,500
5% 3/15/23	1,715,000	1,697,816
Southwestern Energy Co. 4.1% 3/15/22	185,000	181,763
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,060,000	1,089,150
6.375% 4/1/23	135,000	143,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	209,070
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	50,000	52,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	794,638
5.875% 10/1/20	210,000	213,675
6.125% 10/15/21	10,000	10,325
6.25% 10/15/22	365,000	388,725
The Williams Companies, Inc. 3.7% 1/15/23	1,505,000	1,518,169
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	9,004
Western Gas Partners LP 2.6% 8/15/18	200,000	200,830
Whiting Petroleum Corp.:
5% 3/15/19	500,000	504,375
5.75% 3/15/21	165,000	166,238
6.25% 4/1/23	40,000	39,900
WPX Energy, Inc. 6% 1/15/22	1,220,000	1,270,325

TOTAL ENERGY		19,941,155

Entertainment/Film - 0.5%
AMC Entertainment, Inc. 5.875% 2/15/22	200,000	201,680
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	60,000	63,150
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	291,996	291,996

TOTAL ENTERTAINMENT/FILM		556,826

Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	523,125
Food & Drug Retail - 0.1%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	120,000
Food/Beverage/Tobacco - 1.6%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	202,443
Bat Capital Corp. 2.764% 8/15/22 (a)	250,000	250,192
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	565,000	548,050
Darling International, Inc. 5.375% 1/15/22	415,000	429,006
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	202,725
JBS Investments GmbH 7.75% 10/28/20 (a)	345,000	352,073

TOTAL FOOD/BEVERAGE/TOBACCO		1,984,489

Gaming - 1.9%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	62,700
MGM Mirage, Inc. 6% 3/15/23	500,000	548,200
Scientific Games Corp.:
6.625% 5/15/21	735,000	759,806
7% 1/1/22 (a)	5,000	5,288
10% 12/1/22	500,000	553,090
Wynn Macau Ltd. 4.875% 10/1/24 (a)	500,000	508,150

TOTAL GAMING		2,437,234

Healthcare - 8.9%
Abbott Laboratories 5.125% 4/1/19	200,000	208,795
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	25,000	25,438
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	200,393
Community Health Systems, Inc.:
5.125% 8/1/21	320,000	311,200
6.25% 3/31/23	1,155,000	1,111,688
6.875% 2/1/22	1,065,000	770,794
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	217,076
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	313,875
6.25% 2/15/21	800,000	861,000
HealthSouth Corp. 5.125% 3/15/23	255,000	260,100
Kindred Healthcare, Inc.:
8% 1/15/20	900,000	909,000
8.75% 1/15/23	70,000	68,250
Mylan N.V. 3.15% 6/15/21	200,000	202,247
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	65,000	65,081
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	61,950
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	198,627
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,360,223
4.75% 6/1/20	200,000	205,000
8.125% 4/1/22	485,000	487,425
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	235,110
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	655,000	644,356
5.625% 12/1/21 (a)	1,500,000	1,366,875
5.875% 5/15/23 (a)	105,000	88,725
6.5% 3/15/22 (a)	835,000	885,100
VPI Escrow Corp. 6.375% 10/15/20 (a)	138,000	137,138

TOTAL HEALTHCARE		11,195,466

Homebuilders/Real Estate - 2.9%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	151,801
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	306,375
DDR Corp. 4.625% 7/15/22	200,000	211,137
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	217,248
Lennar Corp. 4.125% 1/15/22	110,000	113,850
M/I Homes, Inc. 6.75% 1/15/21	140,000	145,600
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,031
Mattamy Group Corp. 6.875% 12/15/23 (a)	150,000	157,500
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	85,213
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,593
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	213,697
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,857,938

TOTAL HOMEBUILDERS/REAL ESTATE		3,686,983

Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	200,000	205,872
ING U.S., Inc. 2.9% 2/15/18 (b)	59,000	59,164

TOTAL INSURANCE		265,036

Leisure - 1.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	45,000	49,388
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	209,750
7.25% 11/30/21 (a)	1,000,000	1,070,100

TOTAL LEISURE		1,329,238

Metals/Mining - 6.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,110,000	1,159,950
7.25% 4/1/23 (a)	835,000	883,013
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (a)	3,235,000	3,299,700
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	200,000
3.55% 3/1/22	2,340,000	2,316,600

TOTAL METALS/MINING		7,859,263

Restaurants - 1.0%
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,231,125
Services - 0.8%
Air Lease Corp. 2.125% 1/15/20	200,000	199,746
APX Group, Inc.:
6.375% 12/1/19	625,000	635,938
8.75% 12/1/20	190,000	194,750
Corrections Corp. of America 5% 10/15/22	25,000	26,094

TOTAL SERVICES		1,056,528

Super Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	145,000	144,755
JC Penney Corp., Inc. 5.65% 6/1/20	109,000	95,648

TOTAL SUPER RETAIL		240,403

Technology - 2.9%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	20,000	21,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	210,273
EMC Corp. 2.65% 6/1/20	640,000	632,341
Micron Technology, Inc.:
5.25% 8/1/23 (a)	700,000	732,620
5.25% 1/15/24 (a)	450,000	473,063
Nuance Communications, Inc. 5.375% 8/15/20 (a)	321,000	325,334
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	700,000	727,125
4.125% 6/1/21 (a)	400,000	418,000
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	162,750

TOTAL TECHNOLOGY		3,702,631

Telecommunications - 6.4%
Altice Financing SA:
6.5% 1/15/22 (a)	600,000	621,000
6.625% 2/15/23 (a)	500,000	527,050
AT&T, Inc. 2.8% 2/17/21	200,000	202,846
Equinix, Inc. 5.375% 4/1/23	500,000	516,250
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	505,000	572,544
Inmarsat Finance PLC 4.875% 5/15/22 (a)	275,000	280,555
SFR Group SA 6% 5/15/22 (a)	800,000	834,000
Sprint Communications, Inc.:
6% 11/15/22	2,880,000	3,024,000
9% 11/15/18 (a)	115,000	122,044
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	232,734
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	680,000	688,092
7.375% 4/23/21 (a)	400,000	415,520

TOTAL TELECOMMUNICATIONS		8,036,635

Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	770,000
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	217,300

TOTAL TRANSPORTATION EX AIR/RAIL		987,300

Utilities - 6.4%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,858,500
DCP Midstream Operating LP 2.5% 12/1/17	100,000	100,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	616,032
Dominion Resources, Inc. 4.104% 4/1/21	250,000	259,209
DPL, Inc. 6.75% 10/1/19	1,046,000	1,100,915
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,342,250
EQT Corp. 2.5% 10/1/20	9,000	8,994
Exelon Corp. 3.497% 6/1/22 (b)	250,000	257,256
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	635,000	649,288
InterGen NV 7% 6/30/23 (a)	170,000	164,900
NRG Energy, Inc. 6.625% 1/15/27	75,000	79,875
The AES Corp. 4.875% 5/15/23	1,315,000	1,344,588
Williams Partners LP 5.25% 3/15/20	200,000	213,826

TOTAL UTILITIES		7,995,633

TOTAL NONCONVERTIBLE BONDS
(Cost $102,200,573)		103,448,308
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd.	6,468	84,731
Southwestern Energy Co. (d)	2,708	15,029
TOTAL COMMON STOCKS
(Cost $324,331)		99,760

Convertible Preferred Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	80,128
	Principal Amount	Value

Bank Loan Obligations - 12.8%
Aerospace - 0.9%
TransDigm, Inc.:
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3273% 6/4/21 (b)(c)	288,379	290,092
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.274% 6/9/23 (b)(c)	500,111	502,052
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2623% 8/22/24 (b)(c)	339,150	340,686

TOTAL AEROSPACE		1,132,830

Air Transportation - 0.8%
American Airlines, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2378% 10/10/21 (b)(c)	346,212	346,741
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 12/14/23 (b)(c)	300,000	300,708
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5611% 4/1/24 (b)(c)	363,175	364,718

TOTAL AIR TRANSPORTATION		1,012,167

Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 12/18/20 (b)(c)	175,000	176,094
Building Materials - 0.2%
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	277,900	280,854
Cable/Satellite TV - 1.5%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (b)(c)	305,000	305,070
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 9/30/25 (b)(c)	365,000	364,690
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4867% 8/19/23 (b)(c)	495,000	495,619
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2389% 1/19/21 (b)(c)	144,275	144,568
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 4/15/25 (b)(c)	530,000	531,161

TOTAL CABLE/SATELLITE TV		1,841,108

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (b)(c)	21,163	21,330
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	48,837	49,224

TOTAL CHEMICALS		70,554

Containers - 0.2%
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 2/5/23 (b)(c)	306,906	308,631
Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (b)(c)	45,000	45,492
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/11/22 (b)(c)	100,000	94,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/11/21 (b)(c)	24,375	24,375

TOTAL DIVERSIFIED FINANCIAL SERVICES		164,367

Energy - 0.4%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6117% 12/31/21 (b)(c)	100,000	107,083
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(c)	200,000	214,334
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(e)	63,685	64,162
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2378% 3/1/24 (b)(c)	100,000	96,750

TOTAL ENERGY		482,329

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 12/15/22 (b)(c)	279,288	279,223
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	145,000	145,906
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	217,905	210,915
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 10/30/22 (b)(c)	313,425	306,570

TOTAL FOOD & DRUG RETAIL		517,485

Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7378% 10/7/23 (b)(c)	20,000	20,233
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4923% 5/24/24 (b)(c)	74,813	75,173

TOTAL FOOD/BEVERAGE/TOBACCO		95,406

Gaming - 0.8%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 4/18/24 (b)(c)	284,288	285,462
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.24% 10/20/24 (b)(c)	460,000	460,193
3 month U.S. LIBOR + 7.000% 10/20/25 (c)(f)	155,000	156,163
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5159% 8/14/24 (b)(c)	130,000	131,444

TOTAL GAMING		1,033,262

Healthcare - 0.1%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	64,621	66,035
Insurance - 0.3%
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (c)(f)	305,000	304,619
3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	50,000	50,104

TOTAL INSURANCE		354,723

Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH:
Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 8/15/22 (c)(f)	5,000	5,013
Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 8/14/20 (b)(c)	190,426	191,100

TOTAL PUBLISHING/PRINTING		196,113

Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5276% 2/17/24 (b)(c)	392,224	392,616
Services - 0.8%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	20,000	19,806
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	85,000	84,657
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (b)(c)	493,763	496,779
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 4/7/21 (b)(c)	364,220	365,243

TOTAL SERVICES		966,485

Super Retail - 0.7%
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	376,222	320,857
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10/18/25 (c)(f)	155,000	154,613
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10/18/24 (c)(f)	460,000	456,932

TOTAL SUPER RETAIL		932,402

Technology - 2.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 9/15/20 (b)(c)	413,699	413,699
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	354,279	357,971
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5% 6/1/22 (b)(c)	141,131	141,866
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 2/15/24 (b)(c)	433,445	435,613
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	392,042	394,661
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.5% 1/20/24 (b)(c)	184,421	179,810
3 month U.S. LIBOR + 9.000% 10.25% 1/20/25 (b)(c)	105,000	101,654
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	299,113	298,927
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2379% 7/13/23 (b)(c)	445,500	448,284

TOTAL TECHNOLOGY		2,772,485

Telecommunications - 1.7%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 7/15/25 (b)(c)	149,250	149,187
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4889% 2/22/24 (b)(c)	335,000	336,136
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.5% 4/11/20 (b)(c)	14,440	14,467
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 2/1/24 (b)(c)	373,125	368,823
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 1/31/25 (b)(c)	45,000	45,162
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.7421% 6/15/24 (b)(c)	495,000	500,777
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(f)	165,000	166,101
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.1301% 7/31/25 (b)(c)	452,725	451,756
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	114,425	114,806
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.32% 11/17/23 (b)(c)	9,925	9,978

TOTAL TELECOMMUNICATIONS		2,157,193

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (b)(c)	74,969	75,344
Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (b)(c)	257,290	257,290
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3% 11/30/17 (b)(c)	24,545	24,545
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	363,175	363,782

TOTAL UTILITIES		645,617

TOTAL BANK LOAN OBLIGATIONS
(Cost $16,071,038)		16,099,229

Bank Notes - 0.4%
Compass Bank 2.875% 6/29/22	250,000	248,194
Regions Bank 7.5% 5/15/18	250,000	257,299
TOTAL BANK NOTES
(Cost $506,076)		505,493

Preferred Securities - 0.8%
Banks & Thrifts - 0.8%
Citigroup, Inc.:
5.95% (b)(g)	$100,000	$112,160
5.95% (b)(g)	10,000	10,678
Royal Bank of Scotland Group PLC 7.5% (b)(g)	800,000	862,475
TOTAL PREFERRED SECURITIES
(Cost $895,947)		985,313
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.10%(h)
(Cost $7,904,930)	7,903,558	7,905,139
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $128,014,592)		129,123,370
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,204,212)
NET ASSETS - 100%		$125,919,158

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,153,482 or 31.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,298
Total	$33,298

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$179,888	$99,760	$80,128	$--
Corporate Bonds	103,448,308	--	103,448,308	--
Bank Loan Obligations	16,099,229	--	16,035,067	64,162
Bank Notes	505,493	--	505,493	--
Preferred Securities	985,313	--	985,313	--
Money Market Funds	7,905,139	7,905,139	--	--
Total Investments in Securities:	$129,123,370	$8,004,899	$121,054,309	$64,162

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.9%
Canada	6.3%
Australia	3.0%
Luxembourg	2.2%
United Kingdom	2.0%
Netherlands	1.9%
France	1.1%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $120,109,662)	$121,218,231
Fidelity Central Funds (cost $7,904,930)	7,905,139
Total Investment in Securities (cost $128,014,592)		$129,123,370
Cash		1,145
Receivable for investments sold		904,497
Receivable for fund shares sold		161,947
Interest receivable		1,572,320
Distributions receivable from Fidelity Central Funds		6,434
Prepaid expenses		262
Receivable from investment adviser for expense reductions		41,525
Other receivables		4
Total assets		131,811,504
Liabilities
Payable for investments purchased	$5,586,039
Payable for fund shares redeemed	98,804
Distributions payable	86,332
Accrued management fee	57,516
Distribution and service plan fees payable	7,636
Other affiliated payables	15,434
Other payables and accrued expenses	40,585
Total liabilities		5,892,346
Net Assets		$125,919,158
Net Assets consist of:
Paid in capital		$128,370,848
Undistributed net investment income		532,049
Accumulated undistributed net realized gain (loss) on investments		(4,092,517)
Net unrealized appreciation (depreciation) on investments		1,108,778
Net Assets		$125,919,158
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,843,617 ÷ 1,233,921 shares)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class M:
Net Asset Value and redemption price per share ($2,493,161 ÷ 259,796 shares)		$9.60
Maximum offering price per share (100/96.00 of $9.60)		$10.00
Class C:
Net Asset Value and offering price per share ($5,634,390 ÷ 586,967 shares)(a)		$9.60
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($93,391,837 ÷ 9,729,679 shares)		$9.60
Class I:
Net Asset Value, offering price and redemption price per share ($12,556,153 ÷ 1,308,144 shares)		$9.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$43,604
Interest		2,788,339
Income from Fidelity Central Funds		33,298
Total income		2,865,241
Expenses
Management fee	$318,467
Transfer agent fees	65,253
Distribution and service plan fees	45,650
Accounting fees and expenses	23,695
Custodian fees and expenses	9,731
Independent trustees' fees and expenses	216
Registration fees	86,334
Audit	35,969
Legal	103
Miscellaneous	465
Total expenses before reductions	585,883
Expense reductions	(79,640)	506,243
Net investment income (loss)		2,358,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	263,716
Total net realized gain (loss)		263,716
Change in net unrealized appreciation (depreciation) on investment securities		(84,624)
Net gain (loss)		179,092
Net increase (decrease) in net assets resulting from operations		$2,538,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,358,998	$3,742,238
Net realized gain (loss)	263,716	928,524
Change in net unrealized appreciation (depreciation)	(84,624)	2,281,335
Net increase (decrease) in net assets resulting from operations	2,538,090	6,952,097
Distributions to shareholders from net investment income	(2,170,632)	(3,434,018)
Share transactions - net increase (decrease)	29,382,697	29,153,621
Redemption fees	7,953	26,578
Total increase (decrease) in net assets	29,758,108	32,698,278
Net Assets
Beginning of period	96,161,050	63,462,772
End of period	$125,919,158	$96,161,050
Other Information
Undistributed net investment income end of period	$532,049	$343,683

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.189	.395	.429	.358	.132
Net realized and unrealized gain (loss)	.014	.397	(.737)	(.246)	.091
Total from investment operations	.203	.792	(.308)	.112	.223
Distributions from net investment income	(.174)	(.365)	(.413)	(.358)	(.124)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.174)	(.365)	(.415)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	2.14%	8.84%	(3.06)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.22%	1.24%	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	3.92%H	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,844	$9,304	$6,823	$4,398	$3,043
Portfolio turnover rateI	49%H	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.189	.395	.433	.360	.132
Net realized and unrealized gain (loss)	.014	.397	(.741)	(.247)	.091
Total from investment operations	.203	.792	(.308)	.113	.223
Distributions from net investment income	(.174)	(.365)	(.413)	(.359)	(.124)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.174)	(.365)	(.415)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.14	$9.86	$10.10
Total ReturnC,D,E	2.15%	8.84%	(3.06)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.22%	1.25%	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%H
Net investment income (loss)	3.92%H	4.21%	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,493	$2,703	$2,426	$2,930	$2,946
Portfolio turnover rateI	49%H	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.153	.325	.360	.285	.096
Net realized and unrealized gain (loss)	.013	.386	(.728)	(.247)	.090
Total from investment operations	.166	.711	(.368)	.038	.186
Distributions from net investment income	(.137)	(.294)	(.343)	(.284)	(.087)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.137)	(.294)	(.345)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D,E	1.76%	7.92%	(3.68)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.98%H	2.00%	2.00%	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%	1.80%H
Net investment income (loss)	3.17%H	3.46%	3.90%	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,634	$5,387	$3,827	$3,465	$3,114
Portfolio turnover rateI	49%H	105%	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.201	.420	.455	.385	.142
Net realized and unrealized gain (loss)	.014	.385	(.730)	(.248)	.093
Total from investment operations	.215	.805	(.275)	.137	.235
Distributions from net investment income	(.186)	(.388)	(.436)	(.383)	(.136)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.186)	(.388)	(.438)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	2.27%	9.00%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.93%	.96%	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.17%G	4.46%	4.90%	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$93,392	$68,646	$47,531	$45,109	$54,547
Portfolio turnover rateH	49%G	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.201	.420	.460	.383	.143
Net realized and unrealized gain (loss)	.014	.385	(.735)	(.246)	.091
Total from investment operations	.215	.805	(.275)	.137	.234
Distributions from net investment income	(.186)	(.388)	(.436)	(.383)	(.135)
Distributions from net realized gain	–	–	(.002)	–	–
Total distributions	(.186)	(.388)	(.438)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.003	.003	.006	.001
Net asset value, end of period	$9.60	$9.57	$9.15	$9.86	$10.10
Total ReturnC,D	2.27%	8.99%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.99%	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%G
Net investment income (loss)	4.17%G	4.46%	4.90%	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,556	$10,122	$2,856	$5,932	$4,419
Portfolio turnover rateH	49%G	105%	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,339,443
Gross unrealized depreciation	(976,674)
Net unrealized appreciation (depreciation)	$1,362,769
Tax cost	$127,760,601

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,307,910)
Long-term	(2,039,116)
Total capital loss carryforward	$(4,347,026)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,002,749 and $26,596,177, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$13,544	$1,304
Class M	-%	.25%	3,198	–
Class C	.75%	.25%	28,908	8,982
			$45,650	$10,286

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,115
Class C(a)	151
$2,266

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,099.15
Class M	1,826.14
Class C	4,918.17
Short Duration High Income	42,233.10
Class I	8,177.13
	$65,253

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $167 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$9,224
Class M	1.05%	2,041
Class C	1.80%	5,260
Short Duration High Income	.80%	52,700
Class I	.80%	9,378
		$78,603

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $738.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $299.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
From net investment income
Class A	$195,783	$317,363
Class M	46,445	103,289
Class C	83,039	140,651
Short Duration High Income	1,611,332	2,611,325
Class I	234,033	261,390
Total	$2,170,632	$3,434,018

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Class A
Shares sold	351,404	645,427	$3,360,399	$6,074,019
Reinvestment of distributions	19,585	29,495	187,662	277,499
Shares redeemed	(109,321)	(448,823)	(1,046,993)	(4,232,209)
Net increase (decrease)	261,668	226,099	$2,501,068	$2,119,309
Class M
Shares sold	15,066	194,670	$144,305	$1,826,606
Reinvestment of distributions	4,683	10,007	44,871	94,026
Shares redeemed	(42,404)	(187,509)	(406,415)	(1,761,626)
Net increase (decrease)	(22,655)	17,168	$(217,239)	$159,006
Class C
Shares sold	112,148	388,650	$1,073,253	$3,652,222
Reinvestment of distributions	8,649	14,192	82,868	133,454
Shares redeemed	(96,690)	(258,472)	(926,637)	(2,424,502)
Net increase (decrease)	24,107	144,370	$229,484	$1,361,174
Short Duration High Income
Shares sold	3,600,448	7,522,788	$34,466,791	$70,771,297
Reinvestment of distributions	134,678	236,168	1,290,386	2,225,048
Shares redeemed	(1,178,339)	(5,783,381)	(11,271,676)	(54,506,631)
Net increase (decrease)	2,556,787	1,975,575	$24,485,501	$18,489,714
Class I
Shares sold	601,398	1,132,152	$5,745,496	$10,676,049
Reinvestment of distributions	19,246	17,955	184,406	169,457
Shares redeemed	(370,139)	(404,716)	(3,546,019)	(3,821,088)
Net increase (decrease)	250,505	745,391	$2,383,883	$7,024,418

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Class A	1.05%
Actual		$1,000.00	$1,021.40	$5.35
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.05%
Actual		$1,000.00	$1,021.50	$5.35
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class C	1.80%
Actual		$1,000.00	$1,017.60	$9.15
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Short Duration High Income	.80%
Actual		$1,000.00	$1,022.70	$4.08
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.80%
Actual		$1,000.00	$1,022.70	$4.08
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

The Board has discussed the fund's underperformance (based on the December 31, 2016 data presented herein) with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that the fund's performance has improved since the period shown. The Board noted that there was a portfolio management change for the fund in September 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2016 and the total expense ratio of each of Class A, Class M (formerly Class T), Class C, and Class I ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each of Class A, Class M, Class C, and Class I was above the competitive median because of relatively higher other expenses due to low asset levels. The Board noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was also above the competitive median because of its 12b-1 fees. The Board also noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDH-SANN-1217
1.969437.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2017